UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05773

Voya Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 to June 30, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2019
Classes ADV, I, R6, S, S2 and T
Voya Variable Product Funds
■
Voya Balanced Portfolio

■
Voya Global Equity Portfolio

■
Voya Government Money Market Portfolio

■
Voya Growth and Income Portfolio

■
Voya Intermediate Bond Portfolio

■
Voya Small Company Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Form N-Q or Form N-PORT is available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Staying the Course for the Long Term
Dear Shareholder,
The S&P 500® Index turned in an impressive year-to-date (“YTD”) return of 18.54%; despite the trade/tariff impasse and concerns about global economic slowdown, both U.S. and international markets notched positive YTD returns. Bonds also posted solid YTD returns as the U.S. Federal Reserve Board (“Fed”) called time out from its program of interest rate hikes and hinted at the prospect of rate cuts.
May’s sharp sell-off in stocks was swiftly countered by a rally in June that helped drive global equity markets to their best first half-year performance in over two decades — yet another example of the resilience the markets and economy have displayed throughout this expansion, now the longest on record. Our view continues to be that global economic expansion will persist through 2019 and into 2020. Though there has been some softness in recent U.S. economic data, the Fed seems to be cognizant of the risks facing the economy and we believe it will provide the support necessary to prolong the cycle.
The downturn in May, followed quickly by the June rally, reminds us that volatility is an ever-present factor in the financial markets, with a penchant for appearing unannounced. Predicting downturns, with the intention of avoiding losses, is thus a futile endeavor. Seeking to avoid a loss, for example, by pulling back from equities, might expose investors to the risk of missing the next potential period of gain.
Remember that investing is for the long haul, and it’s usually inadvisable to abandon one’s long-term strategy for a short-term opportunity. We believe investors should stay focused on their long-term goals and not try to time market downturns or upturns. Only if those long-term goals change should one consider making changes to the investment strategy, and then only after thorough discussion with an investment advisor.
Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 29, 2019
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

Market Perspective: Six Months Ended June 30, 2019

Many investors must have greeted the new year with trepidation. Global equities, in the form of the MSCI World IndexSM (the “Index”), measured in local currencies, including net reinvested dividends, had fallen 7.38% in 2018, after a 13.14% slump in the fourth quarter. Markets were increasingly unnerved by an intensifying economic slowdown outside of the U.S., exacerbating existing concerns about a potential trade war between the U.S. and China. (The Index returned 16.98% for the six-months ended June 30, 2019, measured in U.S. dollars.)
Furthermore, the Federal Open Market Committee (“FOMC”) still seemed intent on raising interest rates, despite no apparent inflationary threat. In December, the FOMC raised rates for the fourth time in 2018, from 2.25% to 2.50%. Chairman Powell signaled two more increases in 2019, instead of a hoped-for pause. Markets now had a potential policy mistake to worry about, in addition to everything else.
Yet the equity investor who found this all too much and sold out near year-end would have missed a rebound as intense as it was unexpected. By the end of June, the Index was up 16.69% in 2019.
Two main factors drove the recovery. Firstly, Powell changed his tune and said repeatedly that the FOMC would be “patient” as the economic data evolved. Secondly, on trade, the view emerged that, as far apart as the U.S. and China were on key issues, both were motivated to find some face-saving “deal”.
On perceived slowing global growth, there was little relief from most of the incoming data.
In continental Europe, the euro zone’s annual growth in gross domestic product (“GDP”) in the first quarter of 2019 was just 1.2%. The European Central Bank (“ECB”) forecast slightly less for 2019 as a whole. In the UK, Prime Minister May’s proposed Brexit deal was repeatedly defeated in parliament and she finally resigned on June 7 with no deal in sight.
In Japan, the economy grew at 2.1% annualized in the first quarter. But it relied on a statistical quirk as imports fell sharply, indicating weakening demand.
China’s GDP grew at 6.6% in 2018 over 2017, the smallest advance in 28 years. The official target for 2019 was lowered to 6.0% from 6.5%. Manufacturing activity was contracting, while retail sales were growing at the slowest pace in 16 years.
In the U.S., after annualized GDP growth at 2.2% in the fourth quarter of 2018, first quarter growth surprised to the upside at 3.1%, although it was flattered by volatile inventory and trade elements. The employment situation remained strong, with the unemployment rate down to 3.6%. But more forward-looking indicators like purchasing managers’ indices were showing signs of weakness.
Notwithstanding the tepid-to-mixed picture painted above, the path of least resistance for the Index still seemed upwards. This all changed in early May when the President tweeted his intention to raise the existing 10% tariff on some $200 billion of imported Chinese goods to 25%. The remaining $325 billion were now in the crosshairs. Trade negotiations with China had evidently broken down. On May 20, he blacklisted Chinese technology giant Huawei from buying hardware and software from U.S. companies, and on the 31st, unexpectedly threatened tariffs on Mexican goods for reasons related to illegal immigration. The Index fell 5.70% in May.
It was central banks to the rescue in June. On June 19, the FOMC left rates unchanged, but markets listened to Powell’s comments and heard him signal a cut in July. The previous day ECB President Draghi promised more stimulus if the economic outlook failed to improve, and on the 20th Bank of Japan governor Kuroda said much the same thing, sending the Index to a new all-time high. Plans for tariffs on Mexican imports had by now been “indefinitely suspended”. Investors were then left to cheer a truce in the U.S./China trade conflict, agreed between the two Presidents on June 29.
In U.S. fixed income markets, the Treasury yield curve mostly fell and flattened over the period. It partially inverted in March, with the yield on the three-month bill greater than the yield on the ten-year note for the first time since 2007. Some commentators believe this portends economic weakness, as it implies declining short-term rates. For the half-year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.11%.
U.S. equities, represented by the S&P 500® Index including dividends, rose 18.54%, ending fractionally below the record set on June 20. The forward price-earnings ratio of the S&P 500® Index stood at 16.6, just above the five-year average (16.5), but well above the 10-year average (14.8). Technology was the top performer, soaring 27.13%, led by Microsoft and Apple. Health care, a defensive sector subject to periodic scares over government interference, was the weakest, up 8.07%.
In currencies, the dollar edged up 0.93% against the euro and 0.45% against the pound, but slipped 1.70% against the yen. The dollar was on a rising trend against most currencies, but stalled at the increasingly likely prospect of falling interest rates.
In international markets, the MSCI Japan® Index rose just 5.81% in the half-year, reflecting Japan’s own vulnerability to a trade war and the resilient yen, despite a supportive central bank. The MSCI Europe ex UK® Index added 17.22%. However, this concealed wide differences, with auto companies vulnerable to trade frictions and banks to low interest rates, both lagging, while industrials led the way. The MSCI UK® Index rose 12.98%. As usual, a few heavily weighted constituents influenced the result. Thus, top weight HSBC returned just above 5%, while telecoms giant Vodafone and miner Glencore lost money.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

Shareholder Expense Examples (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*
Voya Balanced Portfolio
Class I	$1,000.00	$1,119.80	0.70%	$3.68	$1,000.00	$1,021.32	0.70%	$3.51
Class S	1,000.00	1,118.00	0.95	4.99	1,000.00	1,020.08	0.95	4.76
Voya Global Equity Portfolio
Class ADV	$1,000.00	$1,139.50	1.10%	$5.84	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	1,142.10	0.60	3.19	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,140.80	0.85	4.51	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	1,140.00	1.00	5.31	1,000.00	1,019.84	1.00	5.01
Class T	1,000.00	1,138.80	1.20	6.36	1,000.00	1,018.84	1.20	6.01
Voya Government Money Market Portfolio
Class I	$1,000.00	$1,010.70	0.34%	$1.70	$1,000.00	$1,023.11	0.34%	$1.71
Voya Growth and Income Portfolio
Class ADV	$1,000.00	$1,172.40	1.03%	$5.55	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	1,175.00	0.58	3.13	1,000.00	1,021.92	0.58	2.91
Class S	1,000.00	1,173.50	0.83	4.47	1,000.00	1,020.68	0.83	4.16
Class S2	1,000.00	1,172.40	0.98	5.28	1,000.00	1,019.93	0.98	4.91

Shareholder Expense Examples (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*
Voya Intermediate Bond Portfolio
Class ADV	$1,000.00	$1,066.50	1.03%	$5.28	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	1,069.40	0.53	2.72	1,000.00	1,022.17	0.53	2.66
Class S	1,000.00	1,068.50	0.78	4.00	1,000.00	1,020.93	0.78	3.91
Class S2	1,000.00	1,067.90	0.93	4.77	1,000.00	1,020.18	0.93	4.66
Voya Small Company Portfolio
Class ADV	$1,000.00	$1,170.30	1.40%	$7.53	$1,000.00	$1,017.85	1.40%	$7.00
Class I	1,000.00	1,173.20	0.90	4.85	1,000.00	1,020.33	0.90	4.51
Class R6	1,000.00	1,173.90	0.90	4.85	1,000.00	1,020.33	0.90	4.51
Class S	1,000.00	1,172.20	1.15	6.19	1,000.00	1,019.09	1.15	5.76

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio
ASSETS:
Investments in securities at fair value+*	$301,993,555	$586,138,668	$—
Investments in affiliated underlying funds at fair value*	55,634,022	—	—
Short-term investments at fair value**	22,702,396	13,197,288	—
Repurchase agreements	—	—	238,253,000
Short-term investments at amortized cost	—	—	236,175,622
Cash	806,007	1,412,276	22,603
Cash collateral for futures	103,287	—	—
Cash pledged for centrally cleared swaps (Note 2)	342,000	—	—
Foreign currencies at value***	133,058	—	—
Receivables:
Investments in affiliated underlying funds sold	30,434,788	—	—
Investment securities sold	—	14,486,819	—
Investment securities sold on a delayed-delivery or when-issued basis	2,535,096	—	—
Fund shares sold	46,062	48,081	12,486
Dividends	351,364	1,610,697	8,183
Interest	353,684	—	281,645
Foreign tax reclaims	173,671	1,496,614	—
Unrealized appreciation on forward foreign currency contracts	—	160	—
Unrealized appreciation on forward premium swaptions	7,381	—	—
Reimbursement due from manager	—	3,391	—
Other assets	57,638	55,233	142,582
Total assets	415,674,009	618,449,227	474,896,121
LIABILITIES:
Income distribution payable	—	—	12
Payable for investments in affiliated underlying funds purchased	28,624,966	—	—
Payable for investment securities purchased	—	15,070,860	16,250,000
Payable for investment securities purchased on a delayed-delivery or when-issued basis	3,838,385	—	—
Payable for fund shares redeemed	41,307	163,345	237,011
Payable upon receipt of securities loaned	10,394,417	9,552,288	—
Unrealized depreciation on forward foreign currency contracts	19,105	8,988	—
Unrealized depreciation on forward premium swaptions	673	—	—
Variation margin payable on centrally cleared swaps	2,590	—	—
Payable for investment management fees	181,633	267,263	114,906
Payable for distribution and shareholder service fees	591	104,377	—
Payable to custodian due to foreign currency overdraft****	—	2,466,732	—
Payable for directors/trustees fees	1,841	2,944	2,289
Payable to directors/trustees under the deferred compensation plan (Note 6)	57,638	55,233	142,582
Other accrued expenses and liabilities	153,805	193,513	84,651
Total liabilities	43,316,951	27,885,543	16,831,451
NET ASSETS	$372,357,058	$590,563,684	$458,064,670
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$348,180,811	$569,293,237	$458,203,899
Total distributable earnings (loss)	24,176,247	21,270,447	(139,229)
NET ASSETS	$372,357,058	$590,563,684	$458,064,670
+ Including securities loaned at value	$9,920,808	$6,007,167	$—
* Cost of investments in securities	$286,365,439	$564,735,138	$—
* Cost of investments in affiliated underlying funds	$55,879,936	$—	$—
** Cost of short-term investments	$22,702,373	$13,197,288	$—
*** Cost of foreign currencies	$136,757	$—	$—
**** Cost of foreign currency overdraft	$—	$2,466,732	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio
Class ADV
Net assets	n/a	$15,989,401	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	1,542,275	n/a
Net asset value and redemption price per share	n/a	$10.37	n/a
Class I
Net assets	$369,436,507	$142,654,409	$458,064,670
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	25,015,635	13,754,131	457,945,726
Net asset value and redemption price per share	$14.77	$10.37	$1.00
Class S
Net assets	$2,920,551	$397,130,460	n/a
Shares authorized	500,000,000	300,000,000	n/a
Par value	$0.001	$0.001	n/a
Shares outstanding	198,674	38,146,633	n/a
Net asset value and redemption price per share	$14.70	$10.41	n/a
Class S2
Net assets	n/a	$302,551	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	29,452	n/a
Net asset value and redemption price per share	n/a	$10.27	n/a
Class T
Net assets	n/a	$34,486,863	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	3,340,662	n/a
Net asset value and redemption price per share	n/a	$10.32	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$3,069,326,861	$3,129,907,069	$518,622,392
Investments in affiliated underlying funds at fair value**	—	631,029,970	—
Short-term investments at fair value***	114,945,486	132,432,631	30,296,367
Cash	1,434,674	3,582,952	263,199
Cash collateral for futures	—	3,802,483	—
Cash pledged for centrally cleared swaps (Note 2)	—	12,041,000	—
Cash pledged as collateral for OTC derivatives (Note 2)	—	120,000	—
Receivables:
Investment securities sold	328,334,211	3,587,669	6,955,825
Investment securities sold on a delayed-delivery or when-issued basis	—	159,650,419	—
Fund shares sold	7,130	196,139	48,483
Dividends	3,087,030	8,406	506,977
Interest	—	18,310,711	—
Foreign tax reclaims	194,039	—	—
Unrealized appreciation on forward foreign currency contracts	—	10,196	—
Unrealized appreciation on forward premium swaptions	—	866,107	—
Reimbursement due from manager	—	2,805	—
Other assets	278,596	422,684	50,917
Total assets	3,517,608,027	4,095,971,241	556,744,160
LIABILITIES:
Income distribution payable	—	571	—
Payable for investment securities purchased	298,244,384	33,037,847	14,957,134
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	347,752,465	—
Payable for fund shares redeemed	742,012	6,222,855	2,240,625
Payable upon receipt of securities loaned	83,170,486	116,436,607	9,313,367
Unrealized depreciation on forward foreign currency contracts	—	749,739	—
Unrealized depreciation on forward premium swaptions	—	23,207	—
Variation margin payable on centrally cleared swaps	—	271,656	—
Cash received as collateral for OTC derivatives (Note 2)	—	710,000	—
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	—	642,000	—
Payable for investment management fees	1,413,476	1,471,111	362,766
Payable for distribution and shareholder service fees	426,511	587,568	20,505
Payable for directors/trustees fees	15,313	17,692	2,805
Payable to directors/trustees under the deferred compensation plan (Note 6)	278,596	422,684	50,917
Other accrued expenses and liabilities	430,951	668,189	124,809
Total liabilities	384,721,729	509,014,191	27,072,928
NET ASSETS	$3,132,886,298	$3,586,957,050	$529,671,232
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,413,856,487	$3,541,285,508	$517,976,787
Total distributable earnings	719,029,811	45,671,542	11,694,445
NET ASSETS	$3,132,886,298	$3,586,957,050	$529,671,232
+ Including securities loaned at value	$81,281,402	$113,674,615	$9,061,910
* Cost of investments in securities	$2,494,900,308	$3,048,900,460	$497,961,282
** Cost of investments in affiliated underlying funds	$—	$633,419,501	$—
*** Cost of short-term investments	$114,945,486	$132,434,736	$30,296,367
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited) (continued)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$895,868,001	$280,138,463	$6,998,177
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	32,396,204	21,827,203	471,903
Net asset value and redemption price per share	$27.65	$12.83	$14.83
Class I
Net assets	$1,751,513,726	$1,012,120,372	$428,505,956
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	62,168,641	78,016,977	27,048,021
Net asset value and redemption price per share	$28.17	$12.97	$15.84
Class R6
Net assets	n/a	n/a	$6,234,751
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	393,382
Net asset value and redemption price per share	n/a	n/a	$15.85
Class S
Net assets	$485,119,730	$2,274,400,002	$87,932,348
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	17,514,032	176,509,278	5,729,939
Net asset value and redemption price per share	$27.70	$12.89	$15.35
Class S2
Net assets	$384,841	$20,298,213	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$1.000	$1.000	n/a
Shares outstanding	14,090	1,581,258	n/a
Net asset value and redemption price per share	$27.31	$12.84	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2019 (Unaudited)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,137,892	$11,514,544	$14,426	$35,524,380
Interest	1,551,341	—	5,527,756	—
Dividends from affiliated underlying funds	689,541	—	—	—
Securities lending income, net	39,514	80,114	—	95,921
Total investment income	5,418,288	11,594,658	5,542,182	35,620,301
EXPENSES:
Investment management fees	1,095,365	1,622,092	794,322	9,111,879
Distribution and shareholder service fees:
Class ADV	—	39,842	—	2,177,486
Class S	3,609	492,251	—	589,602
Class S2	—	593	—	830
Class T	—	127,096	—	—
Transfer agent fees	274	582	338	4,311
Shareholder reporting expense	19,910	26,682	19,186	99,550
Professional fees	13,937	22,725	14,842	68,056
Custody and accounting expense	97,921	81,616	23,530	165,615
Directors/trustees fees	7,363	11,778	9,154	61,249
Licensing fee	8,997	—	—	—
Miscellaneous expense	10,491	16,634	9,054	56,998
Interest expense	23,416	2,200	11,534	—
Total expenses	1,281,283	2,444,091	881,960	12,335,576
Waived and reimbursed fees	—	(48,817)	(102,129)	(901,157)
Net expenses	1,281,283	2,395,274	779,831	11,434,419
Net investment income	4,137,005	9,199,384	4,762,351	24,185,882
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,192,689	(5,315,397)	127,792	122,620,572
Sale of affiliated underlying funds	(11,477)	—	—	—
Forward foreign currency contracts	(95,465)	66,880	—	—
Foreign currency related transactions	54,101	(81,528)	—	—
Futures	1,781,386	—	—	—
Swaps	7,806	—	—	—
Written options	(181,790)	—	—	—
Net realized gain (loss)	4,747,250	(5,330,045)	127,792	122,620,572
Net change in unrealized appreciation (depreciation) on:
Investments	30,957,341	72,723,379	—	338,999,181
Affiliated underlying funds	416,561	—	—	—
Forward foreign currency contracts	(10,715)	(8,828)	—	—
Foreign currency related transactions	(88)	10,727	—	—
Futures	835,249	—	—	—
Swaps	43,861	—	—	—
Net change in unrealized appreciation (depreciation)	32,242,209	72,725,278	—	338,999,181
Net realized and unrealized gain	36,989,459	67,395,233	127,792	461,619,753
Increase in net assets resulting from operations	$41,126,464	$76,594,617	$4,890,143	$485,805,635
* Foreign taxes withheld	$86,018	$614,682	$—	$368,497
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2019 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$82,230	$4,174,648
Interest	55,481,724	—
Dividends from affiliated underlying funds	15,537,098	—
Securities lending income, net	87,862	16,399
Total investment income	71,188,914	4,191,047
EXPENSES:
Investment management fees	8,773,229	2,365,147
Distribution and shareholder service fees:
Class ADV	672,744	17,163
Class S	2,795,046	109,539
Class S2	42,187	—
Transfer agent fees	2,899	597
Shareholder reporting expense	115,840	25,340
Professional fees	72,400	18,911
Custody and accounting expense	271,500	45,250
Directors/trustees fees	70,768	11,222
Miscellaneous expense	56,709	20,763
Interest expense	212	2,299
Total expenses	12,873,534	2,616,231
Waived and reimbursed fees	(24,551)	—
Net expenses	12,848,983	2,616,231
Net investment income	58,339,931	1,574,816
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	15,345,975	522,599
Sale of affiliated underlying funds	(3,799,321)	—
Capital gain distributions from affiliated underlying funds	(4)	—
Forward foreign currency contracts	(1,151,923)	—
Foreign currency related transactions	17,487	—
Futures	14,904,767	—
Swaps	(4,015,621)	—
Written options	(6,411,164)	—
Net realized gain	14,890,196	522,599
Net change in unrealized appreciation (depreciation) on:
Investments	108,635,500	88,604,289
Affiliated underlying funds	46,586,950	—
Forward foreign currency contracts	(453,412)	—
Foreign currency related transactions	(3,675)	—
Futures	1,615,422	—
Swaps	4,884,752	—
Net change in unrealized appreciation (depreciation)	161,265,537	88,604,289
Net realized and unrealized gain	176,155,733	89,126,888
Increase in net assets resulting from operations	$234,495,664	$90,701,704
* Foreign taxes withheld	$—	$1,302
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Portfolio		Voya Global Equity Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$4,137,005	$8,762,903	$9,199,384	$15,693,673
Net realized gain (loss)	4,747,250	16,935,621	(5,330,045)	98,552,173
Net change in unrealized appreciation (depreciation)	32,242,209	(51,171,067)	72,725,278	(169,316,675)
Increase (decrease) in net assets resulting from operations	41,126,464	(25,472,543)	76,594,617	(55,070,829)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(874,325)	(678,675)
Class I	(23,387,272)	(38,219,666)	(7,884,982)	(7,921,491)
Class S	(177,792)	(289,441)	(21,762,426)	(19,537,870)
Class S2	—	—	(16,520)	(13,091)
Class T	—	—	(1,863,078)	(1,273,805)
Total distributions	(23,565,064)	(38,509,107)	(32,401,331)	(29,424,932)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,717,069	19,110,433	2,907,619	8,257,608
Reinvestment of distributions	23,565,064	38,509,107	32,401,331	29,424,932
	27,282,133	57,619,540	35,308,950	37,682,540
Cost of shares redeemed	(22,967,095)	(71,719,538)	(44,108,693)	(101,268,523)
Net increase (decrease) in net assets resulting from capital share transactions	4,315,038	(14,099,998)	(8,799,743)	(63,585,983)
Net increase (decrease) in net assets	21,876,438	(78,081,648)	35,393,543	(148,081,744)
NET ASSETS:
Beginning of year or period	350,480,620	428,562,268	555,170,141	703,251,885
End of year or period	$372,357,058	$350,480,620	$590,563,684	$555,170,141
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government Money Market Portfolio		Voya Growth and Income Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$4,762,351	$6,657,582	$24,185,882	$51,972,509
Net realized gain	127,792	81,704	122,620,572	300,209,924
Net change in unrealized appreciation (depreciation)	—	—	338,999,181	(482,083,171)
Increase (decrease) in net assets resulting from operations	4,890,143	6,739,286	485,805,635	(129,900,738)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(29,809,433)	(99,614,503)
Class I	(4,898,520)	(6,729,717)	(57,447,900)	(197,263,266)
Class S	—	(591)	(16,117,619)	(55,646,599)
Class S2	—	—	(12,666)	(48,307)
Total distributions	(4,898,520)	(6,730,308)	(103,387,618)	(352,572,675)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	39,115,675	116,264,254	3,011,837	14,502,562
Reinvestment of distributions	4,898,507	6,730,039	103,328,677	352,351,607
	44,014,182	122,994,293	106,340,514	366,854,169
Cost of shares redeemed	(49,132,448)	(98,447,467)	(235,211,489)	(478,362,629)
Net increase (decrease) in net assets resulting from capital share transactions	(5,118,266)	24,546,826	(128,870,975)	(111,508,460)
Net increase (decrease) in net assets	(5,126,643)	24,555,804	253,547,042	(593,981,873)
NET ASSETS:
Beginning of year or period	463,191,313	438,635,509	2,879,339,256	3,473,321,129
End of year or period	$458,064,670	$463,191,313	$3,132,886,298	$2,879,339,256
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Intermediate Bond Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$58,339,931	$122,589,915	$1,574,816	$1,794,210
Net realized gain (loss)	14,890,196	(46,771,753)	522,599	63,492,935
Net change in unrealized appreciation (depreciation)	161,265,537	(110,400,525)	88,604,289	(163,071,636)
Increase (decrease) in net assets resulting from operations	234,495,664	(34,582,363)	90,701,704	(97,784,491)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(3,848,808)	(9,119,081)	(1,001,063)	(1,214,551)
Class I	(16,502,234)	(37,979,967)	(60,083,049)	(83,024,164)
Class R6	—	—	(889,440)	(1,074,401)
Class S	(34,755,840)	(82,137,787)	(12,634,978)	(15,968,030)
Class S2	(312,005)	(747,515)	—	—
Total distributions	(55,418,887)	(129,984,350)	(74,608,530)	(101,281,146)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	59,483,800	105,606,814	20,085,008	61,001,640
Reinvestment of distributions	55,415,393	129,976,588	74,608,530	101,281,146
	114,899,193	235,583,402	94,693,538	162,282,786
Cost of shares redeemed	(235,992,884)	(584,311,413)	(108,815,551)	(168,560,259)
Net decrease in net assets resulting from capital share transactions	(121,093,691)	(348,728,011)	(14,122,013)	(6,277,473)
Net increase (decrease) in net assets	57,983,086	(513,294,724)	1,971,161	(205,343,110)
NET ASSETS:
Beginning of year or period	3,528,973,964	4,042,268,688	527,700,071	733,043,181
End of year or period	$3,586,957,050	$3,528,973,964	$529,671,232	$527,700,071
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-19+	14.10	0.17•	1.48	1.65	0.37	0.61	—	0.98	—	14.77	11.98	0.70	0.70	0.70	2.27	369,437	92
12-31-18	16.69	0.34•	(1.37)	(1.03)	0.36	1.20	—	1.56	—	14.10	(6.83)	0.67	0.67	0.67	2.20	347,788	184
12-31-17	14.93	0.32•	1.85	2.17	0.41	—	—	0.41	—	16.69	14.73	0.67	0.65	0.65	2.01	425,002	174
12-31-16	14.10	0.30•	0.78	1.08	0.25	—	—	0.25	—	14.93	7.82	0.67	0.62	0.62	2.09	417,376	184
12-31-15	14.64	0.28•	(0.54)	(0.26)	0.28	—	—	0.28	—	14.10	(1.86)	0.67	0.62	0.62	1.90	438,912	193
12-31-14	14.01	0.31•	0.55	0.86	0.23	—	—	0.23	—	14.64	6.22	0.63	0.63	0.63	2.18	507,213	192
Class S
06-30-19+	14.02	0.15•	1.47	1.62	0.33	0.61	—	0.94	—	14.70	11.80	0.95	0.95	0.95	2.02	2,921	92
12-31-18	16.59	0.30•	(1.36)	(1.06)	0.31	1.20	—	1.51	—	14.02	(7.03)	0.92	0.92	0.92	1.94	2,693	184
12-31-17	14.85	0.28•	1.82	2.10	0.36	—	—	0.36	—	16.59	14.37	0.92	0.90	0.90	1.76	3,560	174
12-31-16	14.01	0.26•	0.79	1.05	0.21	—	—	0.21	—	14.85	7.62	0.92	0.87	0.87	1.84	3,738	184
12-31-15	14.55	0.24•	(0.54)	(0.30)	0.24	—	—	0.24	—	14.01	(2.14)	0.92	0.87	0.87	1.65	4,058	193
12-31-14	13.92	0.28•	0.55	0.83	0.20	—	—	0.20	—	14.55	5.99	0.88	0.88	0.88	1.94	4,797	192
Voya Global Equity Portfolio
Class ADV
06-30-19+	9.63	0.15•	0.65	0.80	0.06	—	—	0.06	—	10.37	13.95	1.11	1.10	1.10	2.87	15,989	39
12-31-18	11.02	0.23•	(1.21)	(0.98)	0.40	0.01	—	0.41	—	9.63	(9.26)(a)	1.12	1.11	1.11	2.12	15,225	147
12-31-17	9.12	0.14•	1.95	2.09	0.19	—	—	0.19	—	11.02	23.10	1.10	1.10	1.10	1.43	19,605	60
12-31-16	8.85	0.16•	0.31	0.47	0.20	—	—	0.20	—	9.12	5.53	1.10	1.10	1.10	1.87	19,883	101
12-31-15	9.11	0.21•	(0.47)	(0.26)	—	—	—	—	—	8.85	(2.85)(b)	1.11	1.11	1.11	2.26	23,880	83
12-31-14	8.94	0.19	0.22	0.41	0.24	—	—	0.24	—	9.11	4.65	1.12	1.12	1.12	2.03	1,279	88
Class I
06-30-19+	9.62	0.17•	0.65	0.82	0.07	—	—	0.07	—	10.37	14.21	0.61	0.60	0.60	3.37	142,654	39
12-31-18	11.13	0.29•	(1.22)	(0.93)	0.57	0.01	—	0.58	—	9.62	(8.85)(a)	0.62	0.61	0.61	2.63	132,480	147
12-31-17	9.21	0.20•	1.96	2.16	0.24	—	—	0.24	—	11.13	23.73	0.60	0.60	0.60	1.91	162,746	60
12-31-16	8.94	0.21•	0.31	0.52	0.25	—	—	0.25	—	9.21	6.00	0.60	0.60	0.60	2.36	150,824	101
03-05-15(5) - 12-31-15	9.63	0.22•	(0.85)	(0.63)	0.06	—	—	0.06	—	8.94	(6.64)(b)	0.61	0.61	0.61	2.78	165,749	83
Class S
06-30-19+	9.66	0.16•	0.66	0.82	0.07	—	—	0.07	—	10.41	14.08	0.86	0.85	0.85	3.12	397,130	39
12-31-18	11.12	0.26•	(1.23)	(0.97)	0.48	0.01	—	0.49	—	9.66	(9.11)(a)	0.87	0.86	0.86	2.37	375,359	147
12-31-17	9.20	0.17•	1.96	2.13	0.21	—	—	0.21	—	11.12	23.44	0.85	0.85	0.85	1.67	480,936	60
12-31-16	8.93	0.19•	0.31	0.50	0.23	—	—	0.23	—	9.20	5.76	0.85	0.85	0.85	2.11	485,551	101
12-31-15	9.20	0.22•	(0.44)	(0.22)	0.05	—	—	0.05	—	8.93	(2.47)(b)	0.86	0.86	0.86	2.38	558,519	83
12-31-14	9.03	0.21•	0.22	0.43	0.26	—	—	0.26	—	9.20	4.87	0.87	0.87	0.87	2.28	168,482	88
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Equity Portfolio (continued)
Class S2
06-30-19+	9.54	0.15•	0.64	0.79	0.06	—	—	0.06	—	10.27	14.00	1.01	1.00	1.00	2.96	303	39
12-31-18	10.95	0.23•	(1.20)	(0.97)	0.43	0.01	—	0.44	—	9.54	(9.27)(a)	1.02	1.01	1.01	2.17	273	147
12-31-17	9.07	0.15•	1.94	2.09	0.21	—	—	0.21	—	10.95	23.29	1.00	1.00	1.00	1.46	422	60
12-31-16	8.80	0.18	0.30	0.48	0.21	—	—	0.21	—	9.07	5.64	1.03	1.00	1.00	1.98	278	101
03-05-15(5) - 12-31-15	9.52	0.14•	(0.80)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(b)	1.11	1.01	1.01	1.86	288	83
Class T
06-30-19+	9.59	0.14•	0.65	0.79	0.06	—	—	0.06	—	10.32	13.88	1.36	1.20	1.20	2.78	34,487	39
12-31-18	10.96	0.22•	(1.21)	(0.99)	0.37	0.01	—	0.38	—	9.59	(9.41)(a)	1.37	1.21	1.21	2.03	31,833	147
12-31-17	9.07	0.13•	1.93	2.06	0.17	—	—	0.17	—	10.96	22.95	1.35	1.20	1.20	1.30	39,544	60
12-31-16	8.80	0.16•	0.30	0.46	0.19	—	—	0.19	—	9.07	5.41	1.35	1.20	1.20	1.79	41,291	101
03-05-15(5) - 12-31-15	9.52	0.17•	(0.83)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(b)	1.36	1.21	1.21	2.21	53,997	83
Voya Government Money Market Portfolio
Class I
06-30-19+	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	1.07	0.39	0.34	0.34	2.10	458,065	—
12-31-18	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.56	0.39	0.34	0.34	1.54	463,191	—
12-31-17	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.61	0.39	0.34	0.34	0.58	438,591	—
12-31-16	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.18	0.39	0.34	0.34	0.08	504,575	—
12-31-15	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.01	0.38	0.22	0.22	0.00*	541,132	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.19	0.19	0.00	616,745	—
Voya Growth and Income Portfolio
Class ADV
06-30-19+	24.42	0.17•	4.00	4.17	—	0.94	—	0.94	—	27.65	17.24	1.13	1.03	1.03	1.31	895,868	34
12-31-18	28.94	0.37•	(1.75)	(1.38)	0.39	2.75	—	3.14	—	24.42	(4.88)	1.13	1.03	1.03	1.29	824,943	84
12-31-17	27.51	0.36•	5.06	5.42	0.41	3.58	—	3.99	—	28.94	19.79	1.13	1.03	1.03	1.21	1,010,017	80
12-31-16	27.81	0.40•	2.10	2.50	0.43	2.37	—	2.80	—	27.51	9.25	1.13	1.03	1.03	1.44	1,064,550	98
12-31-15	30.28	0.44•	(0.96)	(0.52)	0.47	1.48	—	1.95	—	27.81	(1.82)	1.13	1.03	1.03	1.46	1,145,072	53
12-31-14	31.36	0.49•	2.77	3.26	0.52	3.82	—	4.34	—	30.28	10.19	1.08	1.03	1.03	1.49	1,348,687	87
Class I
06-30-19+	24.81	0.24•	4.06	4.30	—	0.94	—	0.94	—	28.17	17.50	0.63	0.58	0.58	1.76	1,751,514	34
12-31-18	29.37	0.51•	(1.79)	(1.28)	0.53	2.75	—	3.28	—	24.81	(4.46)	0.63	0.58	0.58	1.74	1,602,432	84
12-31-17	27.87	0.51•	5.13	5.64	0.56	3.58	—	4.14	—	29.37	20.34	0.63	0.58	0.58	1.66	1,906,723	80
12-31-16	28.13	0.54•	2.14	2.68	0.57	2.37	—	2.94	—	27.87	9.77	0.63	0.58	0.58	1.89	1,778,873	98
12-31-15	30.63	0.59•	(0.99)	(0.40)	0.62	1.48	—	2.10	—	28.13	(1.42)	0.63	0.58	0.58	1.91	1,872,684	53
12-31-14	31.67	0.64•	2.82	3.46	0.68	3.82	—	4.50	—	30.63	10.72	0.58	0.58	0.58	1.94	2,140,398	87
Class S
06-30-19+	24.44	0.20•	4.00	4.20	—	0.94	—	0.94	—	27.70	17.35	0.88	0.83	0.83	1.51	485,120	34
12-31-18	28.97	0.43•	(1.76)	(1.33)	0.45	2.75	—	3.20	—	24.44	(4.69)	0.88	0.83	0.83	1.49	451,557	84
12-31-17	27.53	0.42•	5.07	5.49	0.47	3.58	—	4.05	—	28.97	20.06	0.88	0.83	0.83	1.41	556,169	80
12-31-16	27.83	0.46•	2.10	2.56	0.49	2.37	—	2.86	—	27.53	9.45	0.88	0.83	0.83	1.64	607,941	98
12-31-15	30.31	0.51•	(0.97)	(0.46)	0.54	1.48	—	2.02	—	27.83	(1.64)	0.88	0.83	0.83	1.66	662,075	53
12-31-14	31.38	0.56•	2.78	3.34	0.59	3.82	—	4.41	—	30.31	10.44	0.83	0.83	0.83	1.70	794,327	87
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio (continued)
Class S2
06-30-19+	24.13	0.18•	3.94	4.12	—	0.94	—	0.94	—	27.31	17.24	1.03	0.98	0.98	1.37	385	34
12-31-18	28.65	0.38•	(1.73)	(1.35)	0.42	2.75	—	3.17	—	24.13	(4.82)	1.03	0.98	0.98	1.34	407	84
12-31-17	27.27	0.38•	5.01	5.39	0.43	3.58	—	4.01	—	28.65	19.89	1.03	0.98	0.98	1.27	412	80
12-31-16	27.60	0.42	2.08	2.50	0.46	2.37	—	2.83	—	27.27	9.30	1.06	0.98	0.98	1.50	370	98
12-31-15	30.11	0.47•	(0.97)	(0.50)	0.53	1.48	—	2.01	—	27.60	(1.78)	1.13	0.98	0.98	1.56	346	53
12-31-14	31.05	0.54•	2.70	3.24	0.36	3.82	—	4.18	—	30.11	10.24	1.08	0.98	0.98	1.68	314	87
Voya Intermediate Bond Portfolio
Class ADV
06-30-19+	12.20	0.18•	0.63	0.81	0.18	—	—	0.18	—	12.83	6.65	1.03	1.03	1.03	2.99	280,138	69
12-31-18	12.73	0.36	(0.50)	(0.14)	0.39	—	—	0.39	—	12.20	(1.08)	1.03	1.03	1.03	2.95	265,204	193
12-31-17	12.53	0.34	0.22	0.56	0.36	—	—	0.36	—	12.73	4.53	1.03	1.02	1.02	2.67	311,323	300
12-31-16	12.40	0.33	0.16	0.49	0.36	—	—	0.36	—	12.53	3.92	1.03	0.98	0.98	2.58	311,448	296
12-31-15	12.81	0.34•	(0.34)	0.00*	0.41	—	—	0.41	—	12.40	(0.02)	1.03	0.98	0.98	2.62	319,732	346
12-31-14	12.42	0.38•	0.39	0.77	0.38	—	—	0.38	—	12.81	6.21	0.97	0.97	0.97	2.97	191,895	428
Class I
06-30-19+	12.33	0.22•	0.63	0.85	0.21	—	—	0.21	—	12.97	6.94	0.53	0.53	0.53	3.49	1,012,120	69
12-31-18	12.86	0.43	(0.50)	(0.07)	0.46	—	—	0.46	—	12.33	(0.54)	0.53	0.53	0.53	3.45	986,608	193
12-31-17	12.66	0.41	0.22	0.63	0.43	—	—	0.43	—	12.86	5.04	0.53	0.52	0.52	3.17	1,117,794	300
12-31-16	12.52	0.40•	0.14	0.54	0.40	—	—	0.40	—	12.66	4.33	0.53	0.48	0.48	3.08	1,174,851	296
12-31-15	12.90	0.41•	(0.33)	0.08	0.46	—	—	0.46	—	12.52	0.60	0.53	0.48	0.48	3.14	1,248,125	346
12-31-14	12.50	0.44	0.39	0.83	0.43	—	—	0.43	—	12.90	6.67	0.47	0.47	0.47	3.46	958,412	428
Class S
06-30-19+	12.25	0.20•	0.63	0.83	0.19	—	—	0.19	—	12.89	6.85	0.78	0.78	0.78	3.24	2,274,400	69
12-31-18	12.78	0.40	(0.51)	(0.11)	0.42	—	—	0.42	—	12.25	(0.82)	0.78	0.78	0.78	3.20	2,255,122	193
12-31-17	12.58	0.37	0.23	0.60	0.40	—	—	0.40	—	12.78	4.79	0.78	0.77	0.77	2.92	2,587,503	300
12-31-16	12.44	0.36•	0.16	0.52	0.38	—	—	0.38	—	12.58	4.16	0.78	0.73	0.73	2.83	2,887,280	296
12-31-15	12.83	0.37•	(0.34)	0.03	0.42	—	—	0.42	—	12.44	0.26	0.78	0.73	0.73	2.90	3,169,894	346
12-31-14	12.43	0.42•	0.38	0.80	0.40	—	—	0.40	—	12.83	6.48	0.72	0.72	0.72	3.21	3,477,973	428
Class S2
06-30-19+	12.20	0.19•	0.63	0.82	0.18	—	—	0.18	—	12.84	6.79	0.93	0.93	0.93	3.09	20,298	69
12-31-18	12.73	0.38	(0.51)	(0.13)	0.40	—	—	0.40	—	12.20	(0.98)	0.93	0.93	0.93	3.05	22,040	193
12-31-17	12.53	0.35	0.22	0.57	0.37	—	—	0.37	—	12.73	4.63	0.93	0.92	0.92	2.77	25,649	300
12-31-16	12.40	0.34•	0.16	0.50	0.37	—	—	0.37	—	12.53	3.99	0.96	0.88	0.88	2.68	24,796	296
12-31-15	12.79	0.35•	(0.33)	0.02	0.41	—	—	0.41	—	12.40	0.17	1.03	0.88	0.88	2.75	29,217	346
12-31-14	12.43	0.37•	0.40	0.77	0.41	—	—	0.41	—	12.79	6.17	0.97	0.87	0.87	2.87	5,281	428
Voya Small Company Portfolio
Class ADV
06-30-19+	14.86	0.00*	2.46	2.46	—	2.49	—	2.49	—	14.83	17.03	1.40	1.40	1.40	0.12	6,998	61
12-31-18	20.95	(0.04)	(2.76)	(2.80)	0.02	3.27	—	3.29	—	14.86	(16.22)	1.39	1.39	1.39	(0.18)	6,342	96
12-31-17	21.20	(0.01)	2.12	2.11	—	2.36	—	2.36	—	20.95	10.69	1.38	1.37	1.37	(0.01)	7,817	74
12-31-16	18.99	(0.02)	4.13	4.11	—	1.90	—	1.90	—	21.20	23.84	1.38	1.33	1.33	(0.09)	6,463	71
12-31-15	22.49	(0.03)	(0.11)	(0.14)	—	3.36	—	3.36	—	18.99	(1.26)	1.39	1.34	1.34	(0.07)	5,615	45
12-31-14	23.94	(0.03)	1.26	1.23	—	2.68	—	2.68	—	22.49	6.00	1.34	1.34	1.34	(0.18)	5,861	30
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio (continued)
Class I
06-30-19+	15.75	0.05•	2.60	2.65	0.07	2.49	—	2.56	—	15.84	17.32	0.90	0.90	0.90	0.61	428,506	61
12-31-18	22.01	0.06•	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.84)	0.89	0.89	0.89	0.31	435,019	96
12-31-17	22.12	0.10	2.23	2.33	0.08	2.36	—	2.44	—	22.01	11.29	0.88	0.87	0.87	0.49	607,230	74
12-31-16	19.73	0.09	4.29	4.38	0.09	1.90	—	1.99	—	22.12	24.49	0.88	0.83	0.83	0.41	545,125	71
12-31-15	23.25	0.09	(0.13)	(0.04)	0.12	3.36	—	3.48	—	19.73	(0.79)	0.89	0.84	0.84	0.43	487,778	45
12-31-14	24.63	0.08	1.31	1.39	0.09	2.68	—	2.77	—	23.25	6.54	0.84	0.84	0.84	0.33	520,298	30
Class R6
06-30-19+	15.75	0.05•	2.61	2.66	0.07	2.49	—	2.56	—	15.85	17.39	0.90	0.90	0.90	0.61	6,235	61
12-31-18	22.01	0.06	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.85)	0.89	0.89	0.89	0.33	6,115	96
12-31-17	22.13	0.11•	2.21	2.32	0.08	2.36	—	2.44	—	22.01	11.23	0.88	0.87	0.87	0.53	6,274	74
12-31-16	19.74	0.10•	4.28	4.38	0.09	1.90	—	1.99	—	22.13	24.49	0.88	0.83	0.83	0.50	2,694	71
11-24-15(5) - 12-31-15	20.56	0.02•	(0.84)	(0.82)	—	—	—	—	—	19.74	(3.99)	0.89	0.84	0.84	0.99	3	45
Class S
06-30-19+	15.30	0.03•	2.53	2.56	0.02	2.49	—	2.51	—	15.35	17.22	1.15	1.15	1.15	0.37	87,932	61
12-31-18	21.46	0.02	(2.86)	(2.84)	0.05	3.27	—	3.32	—	15.30	(16.05)	1.14	1.14	1.14	0.06	80,225	96
12-31-17	21.63	0.05•	2.17	2.22	0.03	2.36	—	2.39	—	21.46	11.00	1.13	1.12	1.12	0.22	111,723	74
12-31-16	19.33	0.03	4.21	4.24	0.04	1.90	—	1.94	—	21.63	24.16	1.13	1.08	1.08	0.16	136,845	71
12-31-15	22.84	0.03	(0.12)	(0.09)	0.06	3.36	—	3.42	—	19.33	(1.02)	1.14	1.09	1.09	0.18	110,685	45
12-31-14	24.24	0.02	1.28	1.30	0.02	2.68	—	2.70	—	22.84	6.26	1.09	1.09	1.09	0.08	115,635	30

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a transition cost reimbursement recorded in the year ended December 31, 2018, total return for Voya Global Equity Portfolio would have been (9.37)%, (8.96)%, (9.22)%, (9.38)% and (9.52)% for Classes ADV, I, S, S2 and T, respectively.

(b)
Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, total return for Voya Global Equity Portfolio would have been (2.96)%, (6.85)%, (2.69)%, (7.14)% and (7.25)% for Classes ADV, I, S, S2 and T, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited)

NOTE 1 — ORGANIZATION
As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).
Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global Equity Portfolio (“Global Equity”) and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors/Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of  $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date.
Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives.A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2019, the maximum amount of loss that Balanced, Global Equity and Intermediate Bond would incur if the counterparties to their derivative transactions failed to perform would be $10,807, $160 and $1,081,085, respectively, which represents the gross payments to be received by the Portfolios on purchased options, open forward foreign currency contracts and forward premium swaptions were they to be unwound as of June 30, 2019. At June 30, 2019, Intermediate Bond had received $710,000 in cash collateral from counterparties for open OTC derivatives. Balanced or Global Equity did not receive any cash collateral at June 30, 2019.
Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2019, Balanced, Global Equity and Intermediate Bond had a liability position of  $19,778, $8,988 and $772,946, respectively, on open forward foreign currency contracts and forward premium swaptions with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2019, these Portfolios could have been required to pay these amounts in cash to their counterparties. At June 30, 2019, Intermediate Bond pledged $120,000 in cash collateral to certain counterparties for open OTC derivatives. Balanced and Global Equity did not pledge any cash collateral at June 30, 2019.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
During the period ended June 30, 2019, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$698,583	$1,932,865
Global Equity	4,816,896	6,004,686
Intermediate Bond	26,554,122	75,797,162
The above Portfolios entered into forward foreign currency contracts to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2019.
Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2019, Balanced and Intermediate Bond have purchased and sold futures contracts on various bonds and notes. Balanced and Intermediate Bond purchased and sold futures on bonds and notes as part of their duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2019, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$41,798,800	$15,303,274
Intermediate Bond	389,053,969	212,240,643
Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2019.
F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended June 30, 2019, Balanced and Intermediate Bond had average notional values of $30,397,000 and $1,626,982,000, respectively, on purchased interest rate swap options (“swaptions”) to manage its duration strategy. Please refer to the table within the Portfolio of Investments for open purchased interest rate swaptions at June 30, 2019.
During the period ended June 30, 2019, Balanced and Intermediate Bond had average notional values of $15,499,000 and $564,601,000, respectively, on written interest rate swaptions to generate income. Please refer to the table within the Portfolio of Investments for open written interest rate swaptions at June 30, 2019.
During the period ended June 30, 2019, Balanced and Intermediate Bond had average notional values of $11,300,667 and $487,221,333, respectively, on purchased forward premium swaptions to manage duration and yield curve exposures. Please refer to the tables within the Portfolios of investments for open purchased forward premium swaptions at June 30, 2019.
G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes capital gains, if any, annually. Balanced and Small Company declare and pay dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global Equity declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2019.
K. Securities Lending.Each Portfolio (except Government Money Market) may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2019, Intermediate Bond had received $642,000 in cash collateral for open when-issued or delayed-delivery transactions.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

N. Mortgage Dollar Roll Transactions.Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.
O. Swap Agreements.Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2019, Balanced and Intermediate Bond had bought and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced and Intermediate Bond used CDX swaps to gain additional exposure with various sectors of the credit market and to hedge the credit risk associated with various sectors within the credit market. Balanced and Intermediate Bond also sold credit protection on single name issuers (Corporate or Sovereign) to gain additional exposure to the credit market.
For the period ended June 30, 2019, Balanced had an average notional amount of  $2,403,141 on credit default swaps to buy protection and an average notional amount of $1,613,333 on credit default swaps to sell protection. For the period ended June 30, 2019, Intermediate Bond had an average notional amount of  $101,235,161 on credit default swaps to buy protection and an average notional amount of $30,053,333 on credit default swaps to sell protection. Please refer to the tables within the Portfolio of Investments for Balanced and Intermediate Bond for open credit default swaps to buy and sell protection at June 30, 2019.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the period ended June 30, 2019, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on Long interest rate swaps were $8,267,000 and $528,216,667, respectively.
For the period ended June 30, 2019, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on Short interest rate swaps were $9,145,000 and $592,479,000, respectively.
Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table within each respective Portfolio of Investments for Balanced and Intermediate Bond for open interest rate swaps at June 30, 2019.
At June 30, 2019, Balanced and Intermediate Bond had pledged $342,000 and $12,041,000, respectively, in cash collateral for open centrally cleared swaps.
P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2019, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Balanced	$193,492,749	$186,220,312
Global Equity	226,708,634	257,292,630
Growth and Income	1,008,804,195	1,253,269,159
Intermediate Bond	463,918,749	704,427,599
Small Company	324,352,597	408,561,630
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced	$130,999,564	$148,264,324
Intermediate Bond	2,042,337,728	1,907,618,143
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced	0.60%
Global Equity	0.56% on the first $500 million; 0.53% on the next $500 million; 0.51% thereafter
Government Money Market(1)	0.35%
Growth and Income(1)	0.600% on the first $5 billion; 0.550% on the next $5 billion; 0.525% thereafter
Intermediate Bond	0.50% on first $4 billion; 0.48% on next $3 billion; 0.46% thereafter
Small Company	0.85%

(1)
The Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV, Class S, Class S2 and Class T shares of the respective Portfolios are subject to a shareholder services and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. For Government Money Market, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares, so that the actual fee paid by Class S shares of Government Money Market is an annual rate of 0.15%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class T shares of Global Equity, the Distributor is paid an annual distribution fee at the rate of 0.50% of Global Equity’s average daily net assets attributable to Class T shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.15% of the average daily net assets attributable to the distribution fee paid by Class T shares of Global Equity, so that the actual fee paid by Class T shares of Global Equity is an annual rate of 0.35%. Termination or modification of this obligation requires approval by the Board.
Class T shares of Global Equity are subject to a shareholder servicing plan (“Service Plan”). The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Class T and their shareholders including Variable Contract owners or Qualified Plan participants with interests in Global Equity. Under the Service Plan, the Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class T shares.
The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. For the period ended June 30, 2019, there were no waivers for the Portfolio to maintain a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2019, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or other related/affiliated party owned more than 5% of the following Portfolios:
Entity	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	8.81%
	Intermediate Bond	10.36
	Small Company	13.19
Voya Insurance and Annuity Company	Global Equity	65.98
	Growth and Income	41.11
	Intermediate Bond	60.01
	Small Company	13.71
Voya Retirement Insurance and Annuity Company	Balanced	88.18
	Global Equity	22.04
	Government Money Market	88.41
	Growth and Income	52.08
	Intermediate Bond	24.67
	Small Company	54.04
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — LICENSING FEE
Balanced pays an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Balanced	N/A	0.69%	N/A	0.94%	N/A	N/A
Global Equity	1.34%	0.84%	N/A	1.09%	1.24%	1.44%
Growth and Income	1.30%	0.70%	N/A	0.95%	1.10%	N/A
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%	N/A
Small Company	1.43%	0.93%	0.93%	1.18%	N/A	N/A
Pursuant to a side letter agreement through May 1, 2021, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.
Portfolio	Class ADV	Class I	Class S	Class S2	Class T
Global Equity	1.10%	0.60%	0.85%	1.00%	1.20%
Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2019, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Advise, and the related expiration dates are as bellows:
	June 30,
	2020	2021	2022	Total
Intermediate Bond	$—	$—	$74,604	$74,604
The Expense Limitation Agreements are contractual through May 1, 2020, with the exception of Global Equity, which is through May 1, 2021, and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective May 17, 2019, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2019:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced	15	$15,926,538	3.43%
Global Equity	6	3,358,833	3.41
Small Company	1	19,277,000	3.44

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2019	234,182	—	1,642,364	(1,527,218)	349,328	3,563,036	—	23,387,272	(22,721,509)	4,228,799
12/31/2018	1,258,334	—	2,512,799	(4,573,811)	(802,678)	19,084,047	—	38,219,666	(71,034,966)	(13,731,253)
Class S
6/30/2019	10,206	—	12,538	(16,186)	6,558	154,033	—	177,792	(245,586)	86,239
12/31/2018	1,699	—	19,105	(43,317)	(22,513)	26,386	—	289,441	(684,572)	(368,745)
Global Equity
Class ADV
6/30/2019	5,901	—	87,148	(131,760)	(38,711)	62,773	—	874,325	(1,371,466)	(434,368)
12/31/2018	44,554	—	62,851	(304,817)	(197,412)	470,027	—	678,675	(3,279,330)	(2,130,628)
Class I
6/30/2019	90,549	—	784,977	(889,888)	(14,362)	946,602	—	7,884,982	(9,249,335)	(417,751)
12/31/2018	261,347	—	739,818	(1,855,080)	(853,915)	2,781,443	—	7,921,491	(20,247,607)	(9,544,673)
Class S
6/30/2019	72,548	—	2,159,278	(2,934,172)	(702,346)	752,517	—	21,762,426	(30,624,238)	(8,109,295)
12/31/2018	299,721	—	1,811,246	(6,528,913)	(4,417,946)	3,059,321	—	19,537,870	(71,301,380)	(48,704,189)
Class S2
6/30/2019	2,003	—	1,662	(2,787)	878	20,484	—	16,520	(29,090)	7,914
12/31/2018	3,763	—	1,225	(14,948)	(9,960)	40,377	—	13,091	(161,475)	(108,007)
Class T
6/30/2019	108,987	—	186,487	(272,827)	22,647	1,125,243	—	1,863,078	(2,834,564)	153,757
12/31/2018	175,082	—	118,192	(583,205)	(289,931)	1,906,440	—	1,273,805	(6,278,731)	(3,098,486)
Government Money Market
Class I
6/30/2019	39,115,675	—	4,898,508	(49,132,449)	(5,118,266)	39,115,675	—	4,898,507	(49,132,448)	(5,118,266)
12/31/2018	115,686,913	—	6,729,717	(97,825,734)	24,590,896	115,686,913	—	6,729,717	(97,825,734)	24,590,896
Class S(1)
6/30/2019	—	—	—	—*	—*	—	—	—	—*	—*
12/31/2018	577,341	—	321	(621,733)	(44,071)	577,341	—	322	(621,733)	(44,070)
Growth and Income
Class ADV
6/30/2019	23,500	—	1,129,573	(2,533,723)	(1,380,650)	613,753	—	29,809,432	(68,014,105)	(37,590,920)
12/31/2018	205,452	—	3,921,351	(5,245,549)	(1,118,746)	5,773,044	—	99,614,503	(151,632,769)	(46,245,222)
Class I
6/30/2019	54,386	—	2,135,801	(4,605,095)	(2,414,908)	1,464,111	—	57,388,960	(124,213,517)	(65,360,446)
12/31/2018	203,896	—	7,653,598	(8,192,407)	(334,913)	5,912,887	—	197,042,198	(239,964,004)	(37,008,919)
Class S
6/30/2019	35,060	—	609,823	(1,608,572)	(963,689)	920,060	—	16,117,619	(42,879,685)	(25,842,006)
12/31/2018	97,255	—	2,190,453	(3,009,357)	(721,649)	2,797,176	—	55,646,599	(86,761,980)	(28,318,205)
Class S2
6/30/2019	530	—	486	(3,795)	(2,779)	13,913	—	12,666	(104,182)	(77,603)
12/31/2018	678	—	1,932	(137)	2,473	19,455	—	48,307	(3,876)	63,886
Intermediate Bond
Class ADV
6/30/2019	756,325	—	307,045	(970,726)	92,644	9,423,151	—	3,848,808	(12,111,119)	1,160,840
12/31/2018	672,787	—	741,533	(4,143,671)	(2,729,351)	8,401,669	—	9,119,082	(50,913,601)	(33,392,850)
Class I
6/30/2019	2,812,193	—	1,302,129	(6,091,137)	(1,976,815)	35,390,305	—	16,498,741	(76,657,438)	(24,768,392)
12/31/2018	3,851,385	—	3,054,743	(13,813,548)	(6,907,420)	48,108,912	—	37,972,205	(172,012,250)	(85,931,133)
Class S
6/30/2019	1,046,642	—	2,762,248	(11,384,845)	(7,575,955)	13,112,755	—	34,755,839	(142,547,259)	(94,678,665)
12/31/2018	3,629,370	—	6,652,401	(28,721,844)	(18,440,073)	45,716,649	—	82,137,715	(354,654,934)	(226,800,570)
Class S2
6/30/2019	124,974	—	24,894	(374,472)	(224,604)	1,557,589	—	312,005	(4,677,068)	(2,807,474)
12/31/2018	273,813	—	60,778	(543,827)	(209,236)	3,379,584	—	747,586	(6,730,628)	(2,603,458)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Small Company
Class ADV
6/30/2019	35,835	—	69,567	(60,379)	45,023	562,922	—	1,001,064	(973,951)	590,035
12/31/2018	93,822	—	66,734	(106,730)	53,826	1,728,493	—	1,214,551	(1,948,390)	994,654
Class I
6/30/2019	956,650	—	3,911,657	(5,447,870)	(579,563)	16,506,236	—	60,083,048	(98,008,836)	(21,419,552)
12/31/2018	2,715,237	—	4,317,429	(6,999,766)	32,900	51,418,584	—	83,024,164	(143,594,984)	(9,152,236)
Class R6
6/30/2019	22,769	—	57,869	(75,456)	5,182	401,191	—	889,440	(1,328,537)	(37,906)
12/31/2018	114,739	—	55,842	(67,395)	103,186	2,344,484	—	1,074,401	(1,301,750)	2,117,135
Class S
6/30/2019	148,524	—	848,554	(511,763)	485,315	2,614,659	—	12,634,978	(8,504,227)	6,745,410
12/31/2018	297,279	—	853,449	(1,112,733)	37,995	5,510,079	—	15,968,030	(21,715,135)	(237,026)

*
Amount is less than 0.50 or $0.50.

(1)
Share class was fully redeemed on August 29, 2018.

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2019:
Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$—	$—	$—
Barclays Capital Inc	411,166	(411,166)	—
Citadel Clearing LLC	14,379	(14,379)	—
Daiwa Capital Markets America Inc	35,125	(35,125)	—
Goldman Sachs & Co. LLC	26,732	(26,732)	—
J.P. Morgan Securities LLC	53,795	(53,795)	—
Janney Montgomery Scott LLC	3,620,853	(3,620,853)	—
Jefferies LLC	10,018	(10,018)	—
Macquarie Bank Limited	60,163	(60,163)	—
Merrill Lynch International	50,638	(50,638)	—
Morgan Stanley & Co. LLC	263,810	(263,810)	—
MUFG Securities Americas Inc	58,797	(58,797)	—
National Bank of Canada Financial Inc	41,725	(41,725)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Balanced (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Natixis Securities America LLC	6,168	(6,168)	—
RBC Capital Markets, LLC	2,019	(2,019)	—
Societe Generale	5,243,506	(5,243,506)	—
UBS AG	21,914	(21,914)	—
Total	$9,920,808	$(9,920,808)	$—

(1)
Collateral with a fair value of  $10,394,417 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Global Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
HSBC Bank PLC	$—	$—	$—
Mizuho Securities USA LLC.	2,127,399	(2,127,399)	—
Morgan Stanley & Co. LLC	397,107	(397,107)	—
Scotia Capital (USA) INC	3,482,661	(3,482,661)	—
Total	$6,007,167	$(6,007,167)	$—

(1)
Collateral with a fair value of  $9,552,288 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$85,500	$(85,500)	$—
Citadel Clearing LLC	3,537,000	(3,537,000)	—
CREDIT SUISSE AG	8,975,729	(8,975,729)	—
Jefferies LLC	679,504	(679,504)	—
J.P. Morgan Securities LLC	54,279,196	(54,279,196)	—
Nomura Securities International, Inc	5,821	(5,821)	—
UBS Securities LLC	13,718,652	(13,718,652)	—
		—	—
Total	$81,281,402	$(81,281,402)	$—

(1)
Collateral with a fair value of  $83,170,486 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$761,225	$(761,225)	$—
BNP Paribas	1,135,271	(1,135,271)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	295,029	(295,029)	—
Barclays Capital Inc	6,925	(6,925)	—
BofA Securities Inc	2,139,602	(2,139,602)	—
Cantor Fitzgerald & Co	590	(590)	—
Citadel Clearing LLC	2,818,301	(2,818,301)	—
Citigroup Global Markets Inc	4,386,216	(4,386,216)	—
Credit Suisse Securities (USA) LLC	1,126,847	(1,126,847)	—
Goldman Sachs & Co. LLC	138,019	(138,019)	—
J.P. Morgan Securities LLC	27,805,517	(27,805,517)	—
MUFG Securities Americas Inc	4,178,273	(4,178,273)	—
Mizuho Securities USA LLC	1,708,947	(1,708,947)	—
Morgan Stanley & Co. LLC	459,314	(459,314)	—
Nomura Securities International, Inc	2,365,558	(2,365,558)	—
RBC Capital Markets, LLC	1,901,403	(1,901,403)	—
Scotia Capital (USA) Inc	4,260,097	(4,260,097)	—
Societe Generale	34,296,917	(34,296,917)	—
TD Prime Services LLC	8,467,219	(8,467,219)	—
UBS AG	2,147,604	(2,147,604)	—
UBS Securities LLC	2,111,338	(2,111,338)	—
Wells Fargo Clearing Services, LLC	799,188	(799,188)	—
Wells Fargo Securities LLC	10,365,215	(10,365,215)	—
Total	$113,674,615	$(113,674,615)	$—

(1)
Collateral with a fair value of  $116,436,607 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount

Barclays Capital Inc	$53,569	$(53,569)	$—
CIBC World Markets Corporation	377,505	(377,505)	—
Citigroup Global Markets Inc	46,367	(46,367)
Deutsche Bank Securities Inc	261,873	(261,873)
Goldman Sachs & Co. LLC	130,103	(130,103)
J.P. Morgan Securities LLC	157,692	(157,692)
Morgan Stanley & Co. LLC	3,794,439	(3,794,439)	—
National Bank of Canada Financial Inc	1,744,110	(1,744,110)	—
National Financial Services LLC	2,016,913	(2,016,913)	—
SG Americas Securities, LLC	151,992	(151,992)	—
UBS Securities LLC	128,565	(128,565)	—
Wells Fargo Securities LLC	198,782	(198,782)	—
Total	$9,061,910	$(9,061,910)	$—

(1)
Collateral with a fair value of  $9,313,367 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
Balanced	$8,811,830	$14,753,234	$17,574,924	$20,934,183
Global Equity	3,697,763	28,703,568	28,894,555	530,377
Government Money Market	4,898,520	—	6,730,308	—
Growth and Income	268,677	103,118,941	110,032,441	242,540,234
Intermediate Bond	55,418,887	—	129,984,350	—
Small Company	17,614,699	56,993,831	17,759,580	83,521,566
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of June 30, 2019 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Balanced	$8,003,132	$1,284,621	$15,022,172	$—	—	—
Global Equity	5,495,021	—	21,529,797	(5,655,471)	Short-term	None
Government Money Market	3,813	—	—	—	—	—
Growth and Income	24,590,136	122,082,083	572,911,483	—	—	—
Intermediate Bond	4,727,443	—	85,399,712	(10,581,309)	Short-term	None
				(33,541,314)	Long-term	None
				$(44,122,623)
Small Company	1,609,107	1,547,051	8,594,130	—	—	—
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2019, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year remains subject to examination by these jurisdictions is 2014.
NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS
The Portfolios have made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to
ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Portfolios have concluded that the change in accounting principle does not materially impact the financial statement amounts.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. As of June 30, 2019, management of the Portfolios are currently assessing the potential impact to financial statement disclosure that may result from adopting this ASU.
NOTE 14  — SUBSEQUENT EVENTS
Dividends:   Subsequent to June 30, 2019, the following Portfolios declared dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
Government Money Market
Class I	NII	$0.0018	August 1, 2019	Daily
Class S	NII	$0.0001	August 1, 2019	Daily
All Classes	STCG	$0.0001	August 1, 2019	July 30, 2019
	Type	Per Share Amount	Payable Date	Record Date
Intermediate Bond
Class ADV	NII	$0.0313	August 1, 2019	Daily
Class I	NII	$0.0371	August 1, 2019	Daily
Class S	NII	$0.0341	August 1, 2019	Daily
Class S2	NII	$0.0324	August 1, 2019	Daily

NII – Net investment income
STCG – Short-term capital gain
Reorganization: The Board approved a proposal to reorganize VY® Templeton Global Growth Portfolio (the “Merging Portfolio”), which is not included in this report, with and into Global Equity (the “Reorganization”). The proposed Reorganization was approved by the shareholders of the Merging Portfolio at a shareholder meeting held on July 30, 2019. The Reorganization will take place on close of business August 23, 2019.
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited)

Investment Type Allocation as of June 30, 2019 (as a percentage of net assets)

Common Stock	48.3%
Exchange-Traded Funds	17.0%
Mutual Funds	15.0%
Corporate Bonds/Notes	4.6%
Collateralized Mortgage Obligations	4.1%
U.S. Government Agency Obligations	2.9%
Asset-Backed Securities	1.8%
Commercial Mortgage-Backed Securities	1.2%
U.S. Treasury Obligations	1.0%
Sovereign Bonds	0.1%
Preferred Stock	0.0%
Rights	0.0%
Purchased Options	0.0%
Assets in Excess of Other Liabilities*	4.0%
Net Assets	100.0%
* Includes short-term investments and exchange-traded funds.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK:48.3%
		Communication Services: 3.8%
3,277	(1)	Alphabet, Inc. - Class A	$3,548,336	0.9
54,614		AT&T, Inc.	1,830,115	0.5
13,294	(2)	Auto Trader Group PLC	92,590	0.0
42,221		Comcast Corp. – Class A	1,785,104	0.5
11,820	(1)	Facebook, Inc. - Class A	2,281,260	0.6
338,477	(3)(4)	Other Securities	4,789,093	1.3
			14,326,498	3.8
		Consumer Discretionary: 5.1%
2,202	(1)	Amazon.com, Inc.	4,169,773	1.1
513	(1)	Booking Holdings, Inc.	961,726	0.3
9,995		Home Depot, Inc.	2,078,660	0.6
15,655		Starbucks Corp.	1,312,359	0.3
303,270	(3)(4)	Other Securities	10,535,403	2.8
			19,057,921	5.1
		Consumer Staples: 3.6%
15,083		Philip Morris International, Inc.	1,184,468	0.3
22,002		Procter & Gamble Co.	2,412,519	0.7
11,617		Walmart, Inc.	1,283,562	0.3
135,000	(2)	WH Group Ltd.	136,943	0.0
262,197	(4)	Other Securities	8,400,322	2.3
			13,417,814	3.6
		Energy: 2.4%
16,537		Chevron Corp.	2,057,864	0.6
21,157		ConocoPhillips	1,290,577	0.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy (continued)
20,169		Exxon Mobil Corp.	$1,545,551	0.4
147,303	(3)(4)	Other Securities	3,950,336	1.1
			8,844,328	2.4
		Financials: 7.0%
6,591	(2)	ABN AMRO Bank NV	141,031	0.0
8,144		Ameriprise Financial, Inc.	1,182,183	0.3
61,713		Bank of America Corp.	1,789,677	0.5
6,846	(1)	Berkshire Hathaway, Inc. – Class B	1,459,362	0.4
17,710		Citigroup, Inc.	1,240,231	0.3
18,793		JPMorgan Chase & Co.	2,101,057	0.6
16,117		Morgan Stanley	706,086	0.2
1,252,957	(4)	Other Securities	17,563,235	4.7
			26,182,862	7.0
		Health Care: 6.5%
5,680		Amgen, Inc.	1,046,711	0.3
6,604		HCA Healthcare, Inc.	892,663	0.2
13,954		Johnson & Johnson	1,943,513	0.5
16,055		Merck & Co., Inc.	1,346,212	0.4
27,820		Pfizer, Inc.	1,205,162	0.3
6,322		UnitedHealth Group, Inc.	1,542,631	0.4
197,261	(3)(4)	Other Securities	16,295,956	4.4
			24,272,848	6.5
		Industrials: 5.5%
3,887		Boeing Co.	1,414,907	0.4
8,962		Honeywell International, Inc.	1,564,675	0.4
8,596		Ingersoll-Rand PLC - Class A	1,088,855	0.3
7,489		Union Pacific Corp.	1,266,465	0.4
9,871		Waste Management, Inc.	1,138,817	0.3
524,661	(3)(4)	Other Securities	13,829,520	3.7
			20,303,239	5.5
		Information Technology: 9.1%
4,230	(1)	Adobe, Inc.	1,246,369	0.3
86	(1)(2)	Adyen NV	66,339	0.0
20,044		Apple, Inc.	3,967,108	1.1
33,415		Cisco Systems, Inc.	1,828,803	0.5
9,775		Citrix Systems, Inc.	959,319	0.3
38,361		Microsoft Corp.	5,138,840	1.4
11,379		Texas Instruments, Inc.	1,305,854	0.3
313,072	(3)(4)	Other Securities	19,232,220	5.2
			33,744,852	9.1
		Materials: 1.6%
4,284		Air Products & Chemicals, Inc.	969,769	0.3
1,223	(2)	Covestro AG	62,263	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials (continued)
162,877	(4)	Other Securities	$4,883,562	1.3
			5,915,594	1.6
		Real Estate: 1.9%
258,543	(3)(4)	Other Securities	7,226,452	1.9
		Utilities: 1.8%
13,505		Ameren Corp.	1,014,361	0.3
23,502		Exelon Corp.	1,126,686	0.3
215,764	(4)	Other Securities	4,561,361	1.2
			6,702,408	1.8
		Total Common Stock (Cost $166,568,126)	179,994,816	48.3
EXCHANGE-TRADED FUNDS: 17.0%
287,361		iShares Core MSCI Emerging Markets ETF	14,781,850	4.0
50,518		iShares Core S&P 500 ETF	14,890,180	4.0
2,060		iShares MSCI EAFE ETF	135,404	0.0
131,597		Schwab U.S. TIPS ETF	7,410,227	2.0
63,016		Vanguard Global ex-U.S. Real Estate ETF	3,717,944	1.0
42,527	(5)	Vanguard Real Estate ETF	3,716,860	1.0
167,933		Vanguard Value ETF	18,627,128	5.0
		Total Exchange-Traded Funds (Cost $62,510,814)	63,279,593	17.0
MUTUAL FUNDS: 15.0%
		Affiliated Investment Companies: 15.0%
200,222		Voya Emerging Markets Local Currency Debt Fund - Class P	1,459,618	0.4
1,167,959		Voya Floating Rate Fund - Class P	11,165,689	3.0
1,880,943		Voya High Yield Bond Fund - Class P	14,991,112	4.1
755,004		Voya Short Term Bond Fund - Class R6	7,436,794	2.0
666,794		Voya Small Company Fund - Class R6	9,368,453	2.5
1,087,522		Voya Strategic Income Opportunities Fund - Class P	11,212,356	3.0
		Total Mutual Funds (Cost $55,879,936)	55,634,022	15.0
PREFERRED STOCK: 0.0%
		Consumer Discretionary: 0.0%
1,068		Other Securities	69,190	0.0
		Total Preferred Stock (Cost $70,782)	69,190	0.0

Shares			Value	Percentage of Net Assets
RIGHTS: 0.0%
		Energy: 0.0%
13,260	(4)	Other Securities	$7,355	0.0
		Industrial: 0.0%
4,652	(4)	Other Securities	7,300	0.0
		Total Rights (Cost $15,199)	14,655	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 4.6%
		Basic Materials: 0.1%
51,000	(2)	Dow Chemical Co/The, 4.800%, 11/30/2028	57,315	0.0
105,000	(2)	Newcrest Finance Pty Ltd., 4.450%, 11/15/2021	108,922	0.0
19,000	(2)	Newmont Goldcorp Corp., 3.700%, 03/15/2023	19,714	0.0
303,000		Other Securities	325,816	0.1
			511,767	0.1
		Communications: 0.4%
227,000		AT&T, Inc., 4.300%-5.650%, 02/15/2030-03/09/2049	248,418	0.1
120,000	(2)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	122,922	0.0
200,000	(2)	Tencent Holdings Ltd., 2.985%, 01/19/2023	201,630	0.1
47,000	(2)	Walt Disney Co/The, 3.000%, 09/15/2022	48,138	0.0
50,000	(2)	Walt Disney Co/The, 4.750%, 11/15/2046	61,645	0.0
829,000		Other Securities	889,728	0.2
			1,572,481	0.4
		Consumer, Cyclical: 0.4%
90,000	(2)	BMW US Capital LLC, 3.450%, 04/12/2023	92,772	0.0
100,000	(2)	Nissan Motor Acceptance Corp., 2.600%, 09/28/2022	99,582	0.0
1,201,581		Other Securities	1,227,209	0.4
			1,419,563	0.4
		Consumer, Non-cyclical: 0.7%
23,000	(2)	Bristol-Myers Squibb Co., 3.400%, 07/26/2029	24,076	0.0
30,000	(2)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	32,556	0.0
48,000	(2)	Cargill, Inc., 3.875%, 05/23/2049	51,063	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
100,000	(2)	Cigna Corp., 3.200%, 09/17/2020	$100,920	0.1
40,000	(2)	Cigna Corp., 4.800%, 08/15/2038	43,150	0.0
101,000		HCA, Inc., 4.500%-5.500%, 04/15/2025-06/15/2049	108,041	0.0
90,000	(2)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	92,835	0.0
46,000	(2)	Mars, Inc., 3.200%, 04/01/2030	47,812	0.0
30,000	(2)	Mars, Inc., 3.875%, 04/01/2039	31,794	0.0
1,899,000		Other Securities	2,004,809	0.6
			2,537,056	0.7
		Energy: 0.7%
200,000	(2)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	213,538	0.1
200,000	(2)	Petroleos del Peru SA, 4.750%, 06/19/2032	219,260	0.1
22,000	(2)	Schlumberger Norge AS, 4.200%, 01/15/2021	22,500	0.0
24,000	(2)	Schlumberger Oilfield UK PLC, 4.200%, 01/15/2021	24,557	0.0
1,949,000		Other Securities	2,010,174	0.5
			2,490,029	0.7
		Financial: 1.3%
65,000	(2)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	67,549	0.0
80,000	(2)	Barclays Bank PLC, 10.179%, 06/12/2021	90,551	0.0
200,000	(2)	BNP Paribas SA, 3.500%, 03/01/2023	205,798	0.1
206,000	(2)	BPCE SA, 5.700%, 10/22/2023	225,597	0.1
250,000	(2)	Credit Agricole SA/London, 2.375%, 07/01/2021	250,383	0.1
200,000	(2)	Danske Bank A/S, 2.800%, 03/10/2021	200,325	0.1
22,000	(2)	Fairfax US, Inc., 4.875%, 08/13/2024	23,293	0.0
100,000	(2)(6)	Harborwalk Funding Trust, 5.077%, 02/15/2069	114,562	0.0
501,000	(6)	JPMorgan Chase & Co., 2.550%-4.032%, 10/29/2020-07/24/2048	519,626	0.1
25,000	(2)	KKR Group Finance Co. VI LLC, 3.750%, 07/01/2029	25,675	0.0
34,000	(2)	Liberty Mutual Group, Inc., 4.500%, 06/15/2049	35,813	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
210,000	(6)	Morgan Stanley, 4.000%-5.500%, 07/28/2021-04/22/2039	$225,586	0.1
70,000	(2)	New York Life Global Funding, 2.875%, 04/10/2024	71,596	0.0
70,000		Royal Bank of Canada, 3.258%, (US0003M + 0.660%), 10/05/2023	69,918	0.0
34,000	(2)	Suncorp-Metway Ltd., 3.300%, 04/15/2024	34,795	0.0
168,000		Wells Fargo & Co., 3.750%-4.750%, 01/24/2024-12/07/2046	180,898	0.1
2,270,000		Other Securities	2,383,749	0.6
			4,725,714	1.3
		Industrial: 0.2%
851,000	(3)	Other Securities	880,201	0.2
		Technology: 0.2%
90,000		Apple, Inc., 3.750%, 09/12/2047	94,331	0.0
60,000	(2)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	64,709	0.0
60,000	(2)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	66,219	0.0
569,000		Other Securities	598,840	0.2
			824,099	0.2
		Utilities: 0.6%
50,000	(2)	American Transmission Systems, Inc., 5.000%, 09/01/2044	58,095	0.1
50,000	(2)	American Transmission Systems, Inc., 5.250%, 01/15/2022	53,302	0.0
39,000	(2)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	39,612	0.0
107,000	(2)	DPL, Inc., 4.350%, 04/15/2029	108,498	0.0
50,000	(2)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	53,713	0.0
12,000	(2)	Metropolitan Edison Co., 4.000%, 04/15/2025	12,575	0.0
1,806,000		Other Securities	1,888,682	0.5
			2,214,477	0.6
		Total Corporate Bonds/Notes (Cost $16,539,413)	17,175,387	4.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.1%
90,601		Alternative Loan Trust 2004-J7 MI, 3.424%, (US0001M + 1.020%), 10/25/2034	$88,741	0.0
82,400		Alternative Loan Trust 2005-10CB 1A1, 2.904%, (US0001M + 0.500%), 05/25/2035	71,194	0.0
66,159		Alternative Loan Trust 2005-51 3A2A, 3.794%, (12MTA + 1.290%), 11/20/2035	64,258	0.0
131,597		Alternative Loan Trust 2005-J2 1A12, 2.804%, (US0001M + 0.400%), 04/25/2035	112,542	0.1
123,809		Alternative Loan Trust 2006-19CB A12, 2.804%, (US0001M + 0.400%), 08/25/2036	83,045	0.0
100,404		Alternative Loan Trust 2006-HY11 A1, 2.524%, (US0001M + 0.120%), 06/25/2036	95,474	0.0
34,307		Alternative Loan Trust 2007-23CB A3, 2.904%, (US0001M + 0.500%), 09/25/2037	21,005	0.0
166,519		Alternative Loan Trust 2007-2CB 2A1, 3.004%, (US0001M + 0.600%), 03/25/2037	107,318	0.1
87,439		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.594%, (US0001M + 0.190%), 01/25/2037	85,868	0.0
1,296	(2)	Bellemeade Re Ltd. 2015-1A M2, 6.704%, (US0001M + 4.300%), 07/25/2025	1,298	0.0
100,000	(2)(6)	COLT 2018-1 M1 Mortgage Loan Trust, 3.661%, 02/25/2048	100,769	0.0
200,000	(2)(6)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	202,711	0.0
200,000	(2)(6)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	204,491	0.1
45,694		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.670%, (US0001M + 0.280%), 08/19/2045	40,372	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
808,097		Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	$857,423	0.2
381,004		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	435,063	0.1
184,649		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 6.404%, (US0001M + 4.000%), 05/25/2025	196,915	0.0
200,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.404%, (US0001M + 3.000%), 10/25/2029	208,953	0.1
200,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.254%, (US0001M + 2.850%), 11/25/2029	206,299	0.1
150,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.804%, (US0001M + 2.400%), 05/25/2030	152,615	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 5.204%, (US0001M + 2.800%), 02/25/2030	103,056	0.0
250,000		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.604%, (US0001M + 2.200%), 08/25/2030	251,282	0.1
108,307		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	119,100	0.0
325,316		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	350,710	0.1
299,179	(6)	Fannie Mae REMIC Trust 2009-50 HZ, 5.552%, 02/25/2049	326,932	0.1
190,835		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	214,641	0.1
274,874		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	308,322	0.1
148,687		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	164,697	0.0
475,580		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	477,508	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
200,530		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	$205,875	0.1
97,169	(2)(6)	Flagstar Mortgage Trust 2018-1 B2, 4.051%, 03/25/2048	101,149	0.1
97,169	(2)(6)	Flagstar Mortgage Trust 2018-1 B3, 4.051%, 03/25/2048	99,121	0.0
737,530		Freddie Mac 326 350, 3.500%, 03/15/2044	777,686	0.2
227,515		Freddie Mac 4634 ZM, 5.000%, 11/15/2056	294,788	0.1
111,536		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	121,964	0.0
139,095		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	155,169	0.1
83,058		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	92,744	0.0
24,655		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	28,041	0.0
63,821		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	68,841	0.0
187,956		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	205,924	0.1
78,327		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	88,109	0.0
69,768	(6)(7)	Freddie Mac REMIC Trust 3524 LA, 5.336%, 03/15/2033	77,213	0.0
76,835		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	86,724	0.0
57,088		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	62,352	0.0
17,228		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	18,725	0.0
323,814		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	333,222	0.1
496,272		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	561,653	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
496,272	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	$561,885	0.2
497,856	Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	516,666	0.1
40,248	Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	41,517	0.0
1,000,000	Freddie Mac REMICS 4791 MT, 3.500%, 05/15/2044	1,029,901	0.3
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 7.104%, (US0001M + 4.700%), 04/25/2028	111,277	0.0
300,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 7.954%, (US0001M + 5.550%), 07/25/2028	340,198	0.1
200,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.754%, (US0001M + 2.350%), 04/25/2030	203,346	0.1
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.704%, (US0001M + 2.300%), 09/25/2030	100,496	0.0
882,118	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	867,998	0.3
67,207	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	73,704	0.0
351,038	Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	381,958	0.1
28,602	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	31,619	0.0
61,950	HomeBanc Mortgage Trust 2004-1 2A, 3.264%, (US0001M + 0.860%), 08/25/2029	59,982	0.0
47,304	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.614%, (US0001M + 0.210%), 04/25/2046	44,628	0.0
37,856	Lehman XS Trust Series 2005-5N 1A2, 2.764%, (US0001M + 0.360%), 11/25/2035	36,470	0.0
54,740	Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	45,004	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,315	(2)(6)	OBX 2019-INV1 A3 Trust, 4.500%, 11/25/2048	$4,467	0.0
200,000	(2)(6)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	200,815	0.1
93,708		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 2.914%, (US0001M + 0.510%), 08/25/2045	94,721	0.0
50,613		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.894%, (US0001M + 0.490%), 10/25/2045	51,166	0.0
200,058		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 3.464%, (12MTA + 0.960%), 08/25/2046	150,163	0.1
29,086		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.834%, (US0001M + 0.430%), 06/25/2037	23,971	0.0
32,603	(6)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 5.222%, 04/25/2036	32,425	0.0
37,075	(6)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.785%, 12/28/2037	36,858	0.0
1,104,346		Other Securities	1,089,366	0.3
		Total Collateralized Mortgage Obligations (Cost $14,739,948)	15,162,503	4.1
ASSET-BACKED SECURITIES: 1.8%
		Automobile Asset-Backed Securities: 0.2%
30,000	(2)	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/2021	29,991	0.0
100,000	(2)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	102,575	0.1
450,000		Other Securities	465,882	0.1
			598,448	0.2
		Home Equity Asset-Backed Securities: 0.1%
490,076		Other Securities	448,444	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: 1.4%
132,044	(2)(8)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 0), 04/25/2057	$132,562	0.0
300,000	(2)	ARES XLVI CLO Ltd. 2017-46A A2, 3.827%, (US0003M + 1.230%), 01/15/2030	292,632	0.1
250,000	(2)	Babson CLO Ltd. 2014-IA BR, 4.792%, (US0003M + 2.200%), 07/20/2025	249,998	0.1
250,000	(2)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 3.792%, (US0003M + 1.200%), 01/20/2031	244,731	0.1
250,000	(2)	BlueMountain CLO 2015-1A BR, 5.097%, (US0003M + 2.500%), 04/13/2027	250,098	0.1
80,000	(2)	Burnham Park Clo Ltd. 2016-1A A, 4.022%, (US0003M + 1.430%), 10/20/2029	80,262	0.0
16,450		Chase Funding Trust Series 2003-5 2A2, 3.004%, (US0001M + 0.600%), 07/25/2033	16,191	0.0
250,000	(2)	Deer Creek Clo Ltd. 2017-1A A, 3.772%, (US0003M + 1.180%), 10/20/2030	249,883	0.1
99,750	(2)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	104,130	0.0
250,000	(2)	Dryden Senior Loan Fund 2017-47A A2, 3.947%, (US0003M + 1.350%), 04/15/2028	248,669	0.1
250,000	(2)	Eaton Vance Clo 2015-1A A2R Ltd., 3.842%, (US0003M + 1.250%), 01/20/2030	244,091	0.1
99,250	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	103,181	0.0
40,137	(2)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	42,374	0.0
282,701	(2)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	297,242	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
250,000	(2)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	$254,096	0.1
200,000	(2)(6)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	198,765	0.0
76,945	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	79,478	0.0
100,000	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	101,278	0.0
250,000	(2)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.972%, (US0003M + 1.375%), 07/15/2029	245,431	0.1
130,000	(2)	OHA Loan Funding Ltd. 2015-1A AR, 3.928%, (US0003M + 1.410%), 08/15/2029	130,374	0.0
250,000	(2)	Palmer Square CLO 2015-2A A1BR Ltd., 3.942%, (US0003M + 1.350%), 07/20/2030	248,617	0.1
99,250	(2)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	102,491	0.0
300,000	(2)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	300,129	0.1
170,000	(2)	Symphony CLO Ltd. 2012-9A AR, 4.051%, (US0003M + 1.450%), 10/16/2028	170,245	0.0
99,500	(2)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	105,200	0.0
250,000	(2)	THL Credit Wind River 2016-2A A1R CLO Ltd., 3.769%, (US0003M + 1.190%), 11/01/2031	250,061	0.1
250,000	(2)	THL Credit Wind River 2017-2A A CLO Ltd., 3.822%, (US0003M + 1.230%), 07/20/2030	249,108	0.0
250,000	(2)	Tiaa Clo III Ltd 2017-2A A, 3.751%, (US0003M + 1.150%), 01/16/2031	248,354	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
98,500	(2)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	$99,045	0.0
98,500	(2)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	99,188	0.0
			5,437,904	1.4
		Student Loan Asset-Backed Securities: 0.1%
150,000	(2)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	156,038	0.1
17,173	(2)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	17,405	0.0
38,760	(2)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	39,320	0.0
33,846	(2)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	33,119	0.0
100,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	100,763	0.0
			346,645	0.1
		Total Asset-Backed Securities (Cost $6,742,835)	6,831,441	1.8
SOVEREIGN BONDS: 0.1%
100,000	(2)	Dominican Republic International Bond, 5.500%, 01/27/2025	106,626	0.0
430,000	(3)	Other Securities	425,025	0.1
		Total Sovereign Bonds (Cost $539,730)	531,651	0.1
U.S. TREASURY OBLIGATIONS: 1.0%
		U.S. Treasury Bonds: 0.7%
1,451,200		3.000%, 02/15/2049	1,591,842	0.5
770,000	(5)	2.375%-3.500%, 05/15/2029-02/15/2039	810,785	0.2
			2,402,627	0.7
		U.S. Treasury Notes: 0.3%
1,183,000		1.500%-2.375%, 07/15/2020-05/31/2026	1,197,472	0.3
		Total U.S. Treasury Obligations (Cost $3,538,732)	3,600,099	1.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.9%
		Federal Home Loan Mortgage Corporation: 0.7%(9)
2,513,575		2.500%-6.500%, 05/01/2030-08/01/2048	$2,613,857	0.7
		Government National Mortgage Association: 0.6%
1,297,000	(10)	3.000%, 08/01/2044	1,322,839	0.3
948,646	(6)	4.000%-5.310%, 11/20/2040-10/20/2060	1,003,222	0.3
			2,326,061	0.6
		Uniform Mortgage-Backed Security: 1.6%
5,802,645		2.500%-7.500%, 06/01/2029-06/01/2049	6,004,057	1.6
		Total U.S. Government Agency Obligations (Cost $10,753,391)	10,943,975	2.9
COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.2%
70,000	(2)	Bancorp Commercial Mortgage 2018 CRE4 D Trust, 4.494%, (US0001M + 2.100%), 09/15/2035	69,488	0.0
3,000,000	(6)(7)	BANK 2017-BNK8 XB, 0.222%, 11/15/2050	41,130	0.0
998,205	(6)(7)	BANK 2019-BNK16 XA, 1.130%, 02/15/2052	73,509	0.1
2,180,000	(2)(6)(7)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	78,525	0.0
100,000	(2)	BDS 2018-FL2 D, 4.944%, (US0001M + 2.550%), 08/15/2035	100,374	0.0
999,122	(6)(7)	Benchmark 2019-B9 XA Mortgage Trust, 1.215%, 03/15/2052	83,118	0.0
820,480	(6)(7)	CD 2017-CD4 Mortgage Trust XA, 1.470%, 05/10/2050	62,065	0.0
978,463	(6)(7)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.146%, 07/10/2049	99,779	0.1
1,327,392	(6)(7)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.262%, 10/12/2050	89,561	0.0
991,747	(6)(7)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.065%, 09/15/2050	61,131	0.0
1,476,250	(6)(7)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.759%, 06/10/2051	74,616	0.0
834,675	(6)(7)	COMM 2012-CR4 XA, 1.915%, 10/15/2045	39,719	0.0
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,380,000	(2)(6)(7)	COMM 2012-CR4 XB, 0.741%, 10/15/2045	$45,652	0.0
1,592,622	(6)(7)	COMM 2016-CR28 XA, 0.742%, 02/10/2049	54,270	0.0
754,547	(6)(7)	COMM 2017-COR2 XA, 1.328%, 09/10/2050	58,581	0.1
130,000	(2)(6)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	121,293	0.1
110,000	(2)(6)	DBJPM 16-C3 Mortgage Trust, 3.633%, 08/10/2049	102,762	0.0
88,121	(6)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.686%, 07/25/2019	18	0.0
655,634	(6)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.425%, 11/25/2019	2,141	0.0
110,000	(2)	GPT 2018-GPP D Mortgage Trust, 4.244%, (US0001M + 1.850%), 06/15/2035	109,251	0.0
100,000	(2)	GS Mortgage Securities Corp. II 2018-RIVR F, 4.494%, (US0001M + 2.100%), 07/15/2035	99,825	0.1
100,000	(2)(6)	GS Mortgage Securities Trust 2010-C2 D, 5.353%, 12/10/2043	103,148	0.1
100,000	(2)(6)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	97,868	0.0
1,202,926	(6)(7)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.360%, 05/10/2045	46,363	0.0
2,291,965	(6)(7)	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.763%, 08/10/2046	50,483	0.0
1,185,480	(6)(7)	GS Mortgage Securities Trust 2014-GC22 XA, 1.144%, 06/10/2047	40,250	0.0
1,919,950	(6)(7)	GS Mortgage Securities Trust 2016-GS4 XA, 0.701%, 11/10/2049	57,463	0.0
855,287	(6)(7)	GS Mortgage Securities Trust 2017-GS6 XA, 1.191%, 05/10/2050	59,207	0.0
1,228,871	(6)(7)	GS Mortgage Securities Trust 2019-GC38 XA, 1.127%, 02/10/2052	94,197	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
110,000	(2)(11)	Hudson Yards 2019-30HY A Mortgage Trust, 3.228%, 06/10/2037	$113,291	0.0
1,050,000	(2)(6)(7)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.420%, 12/15/2047	11,675	0.0
100,000	(2)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	99,798	0.0
1,362,828	(6)(7)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.881%, 12/15/2049	48,601	0.0
100,000	(2)(6)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.372%, 11/15/2045	104,951	0.0
519,011	(6)(7)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.955%, 04/15/2047	12,566	0.0
100,000		JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	110,227	0.1
470,873	(2)(6)(7)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.900%, 11/15/2038	2,379	0.0
2,350,527	(6)(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.235%, 12/15/2047	76,611	0.1
62,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	65,113	0.0
75,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	66,909	0.0
100,000	(6)	Wells Fargo Commercial Mortgage Trust 2017-C40 C, 4.477%, 10/15/2050	103,687	0.0
80,000		Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	89,149	0.0
400,000	(2)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	353,154	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,628,003	(2)(6)(7)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.988%, 08/15/2045	$72,263	0.0
240,000	(2)(6)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.111%, 06/15/2046	228,345	0.1
752,000		Other Securities	812,313	0.2
		Total Commercial Mortgage-Backed Securities (Cost $4,337,486)	4,386,819	1.2

	Value	Percentage of Net Assets
PURCHASED OPTIONS(12): 0.0%
Total Purchased Options (Cost $8,983)	3,426	0.0
Total Long-Term Investments (Cost $342,245,375)	357,627,577	96.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
		U.S. Treasury Bills: 2.7%
10,060,000	(5)(13)	United States Treasury Bill, 2.080%, 07/23/2019 (Cost $10,047,227)	10,047,250	2.7
		Repurchase Agreements: 2.8%
2,438,334	(14)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,438,835, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $2,487,101, due 06/01/46-07/01/49)	2,438,334	0.7

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,438,334	(14)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,438,835, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,487,101, due 07/02/19-01/20/63)	$2,438,334	0.6
2,438,334	(14)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $2,438,839, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $2,487,112, due 07/05/19-08/16/23)	2,438,334	0.6
641,081	(14)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $641,214, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $653,903, due 07/31/19-06/30/22)	641,081	0.2
2,438,334	(14)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $2,438,837, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,487,101, due 07/18/19-09/09/49)	2,438,334	0.7
			10,394,417	2.8
Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 0.6%
2,260,729	(15)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $2,260,729)	$2,260,729	0.6
		Total Short-Term Investments (Cost $22,702,373)	22,702,396	6.1
		Total Investments in Securities (Cost $364,947,748)	$380,329,973	102.1
		Liabilities in Excess of Other Assets	(7,972,915)	(2.1)
		Net Assets	$372,357,058	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
The grouping contains securities on loan.

(4)
The grouping contains non-income producing securities.

(5)
Security, or a portion of the security, is on loan.

(6)
Variable rate security. Rate shown is the rate in effect as of June 30, 2019.

(7)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(8)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2019.

(9)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(10)
Settlement is on a when-issued or delayed-delivery basis.

(11)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(12)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

(13)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2019.

(14)
Represents securities purchased with cash collateral received for securities on loan.

(15)
Rate shown is the 7-day yield as of June 30, 2019.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

US0001M
1-month LIBOR

US0003M
3-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$12,901,951	$1,424,547	$—	$14,326,498
Consumer Discretionary	16,227,970	2,829,951	—	19,057,921
Consumer Staples	10,402,558	3,015,256	—	13,417,814
Energy	7,274,789	1,569,539	—	8,844,328
Financials	20,940,895	5,241,967	—	26,182,862
Health Care	21,295,608	2,977,240	—	24,272,848
Industrials	16,056,806	4,246,433	—	20,303,239
Information Technology	32,021,332	1,723,520	—	33,744,852
Materials	4,011,667	1,903,927	—	5,915,594
Real Estate	6,119,267	1,107,185	—	7,226,452
Utilities	5,636,491	1,065,917	—	6,702,408
Total Common Stock	152,889,334	27,105,482	—	179,994,816
Exchange-Traded Funds	63,279,593	—	—	63,279,593
Mutual Funds	55,634,022	—	—	55,634,022
Preferred Stock	—	69,190	—	69,190
Rights	14,655	—	—	14,655
Purchased Options	—	3,426	—	3,426
Corporate Bonds/Notes	—	17,175,387	—	17,175,387
Collateralized Mortgage Obligations	—	15,162,503	—	15,162,503
U.S. Government Agency Obligations	—	10,943,975	—	10,943,975
Commercial Mortgage-Backed Securities	—	4,273,528	113,291	4,386,819
Asset-Backed Securities	—	6,831,441	—	6,831,441
Sovereign Bonds	—	531,651	—	531,651
U.S. Treasury Obligations	—	3,600,099	—	3,600,099
Short-Term Investments	2,260,729	20,441,667	—	22,702,396
Total Investments, at fair value	$274,078,333	$106,138,349	$113,291	$380,329,973
Other Financial Instruments+
Centrally Cleared Swaps	—	84,800	—	84,800
Forward Premium Swaptions	—	7,381	—	7,381
Futures	306,123	—	—	306,123
Total Assets	$274,384,456	$106,230,530	$113,291	$380,728,277
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(102,075)	$—	$(102,075)
Forward Foreign Currency Contracts	—	(19,105)	—	(19,105)
Forward Premium Swaptions	—	(673)	—	(673)
Futures	(68,829)	—	—	(68,829)
Total Liabilities	$(68,829)	$(121,853)	$—	$(190,682)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Local Currency Debt Fund - Class P	$1,348,459	$31,899	$—	$79,260	$1,459,618	$31,900	$—	$—
Voya Floating Rate Fund - Class P	10,727,558	635,317	(387,117)	189,931	11,165,689	345,317	(7,118)	—
Voya High Yield Bond Fund - Class P	—	15,340,487	(406,138)	56,763	14,991,112	170,744	(6,138)	—
Voya Short Term Bond Fund - Class R6	—	7,678,784	(308,420)	66,430	7,436,794	31,431	1,580	—
Voya Small Company Fund - Class R6	—	9,632,099	(171,045)	(92,601)	9,368,453	—	(2,045)	—
Voya Strategic Income Opportunities Fund - Class P	—	11,553,335	(457,757)	116,778	11,212,356	110,149	2,244	—
	$12,076,017	$44,871,921	$(1,730,477)	$416,561	$55,634,022	$689,541	$(11,477)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 141,356	BRL 550,411	Barclays Bank PLC	08/23/19	$(1,269)
USD 76,725	MYR 317,910	Barclays Bank PLC	08/23/19	(194)
USD 66,302	HUF 19,080,025	Barclays Bank PLC	08/23/19	(1,084)
USD 33,136	RON 139,835	BNP Paribas	08/23/19	(492)
USD 115,441	THB 3,598,472	BNP Paribas	08/23/19	(2,050)
USD 88,913	MXN 1,723,554	BNP Paribas	08/23/19	(83)
USD 123,327	PLN 468,386	BNP Paribas	08/23/19	(2,288)
USD 14,229	TRY 86,353	BNP Paribas	08/23/19	(249)
JPY 18,398,342	USD 170,990	Citibank N.A.	07/01/19	(343)
USD 117,638	COP 383,587,704	Citibank N.A.	08/23/19	(1,321)
USD 10,191	PHP 529,059	Goldman Sachs International	08/23/19	(108)
USD 43,343	PEN 144,926	Goldman Sachs International	08/23/19	(571)
USD 96,837	RUB 6,254,193	Goldman Sachs International	08/23/19	(1,334)
USD 44,936	CLP 31,219,140	HSBC Bank USA N.A.	08/23/19	(1,156)
USD 136,526	IDR 1,958,881,932	HSBC Bank USA N.A.	08/23/19	(1,228)
USD 8,049	ILS 28,865	JPMorgan Chase Bank N.A.	08/23/19	(66)
USD 53,907	CZK 1,231,238	JPMorgan Chase Bank N.A.	08/23/19	(1,206)
USD 123,649	ZAR 1,810,702	JPMorgan Chase Bank N.A.	08/23/19	(4,043)
USD 8,119	HKD 63,439	The Bank of New York Mellon	07/02/19	(2)
USD 38,801	JPY 4,185,249	The Bank of New York Mellon	07/02/19	(18)
				$(19,105)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

At June 30, 2019, the following futures contracts were outstanding for Voya Balanced Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	67	09/30/19	$14,417,039	$80,333
U.S. Treasury 5-Year Note	43	09/30/19	5,080,719	64,685
U.S. Treasury Long Bond	1	09/19/19	155,594	29
U.S. Treasury Ultra Long Bond	23	09/19/19	4,083,937	161,076
			$23,737,289	$306,123
Short Contracts:
U.S. Treasury 10-Year Note	(11)	09/19/19	(1,407,656)	(4,032)
U.S. Treasury Ultra 10-Year Note	(19)	09/19/19	(2,624,375)	(64,797)
			$(4,032,031)	$(68,829)
At June 30, 2019, the following centrally cleared credit default swaps were outstanding for Voya Balanced Portfolio:
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Implied Credit Spread at 06/30/19 (%)(3)	Notional Amount(4)	Fair Value(5)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Inc., 2.750%, due 3/15/2023	Sell	1.000	06/20/24	0.577	USD180,000	$4,907	$1,225
						$4,907	$1,225

(1)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)
Payments received quarterly.

(3)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.785%	Semi-Annual	10/13/22	USD1,701,000	$2,573	$2,573
Pay	3-month USD-LIBOR	Quarterly	2.099	Semi-Annual	10/13/25	USD58,000	1,000	1,000
Pay	3-month USD-LIBOR	Quarterly	2.372	Semi-Annual	10/13/30	USD612,000	22,034	22,034
Pay	3-month USD-LIBOR	Quarterly	2.510	Semi-Annual	10/13/35	USD729,000	37,466	37,466
Receive	3-month USD-LIBOR	Quarterly	1.668	Semi-Annual	10/30/19	USD7,138,000	16,155	16,155
Receive	3-month USD-LIBOR	Quarterly	1.453	Semi-Annual	10/13/20	USD715,000	4,347	4,347
Receive	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD221,000	(15,190)	(15,190)
Receive	3-month USD-LIBOR	Quarterly	2.619	Semi-Annual	10/13/45	USD1,071,000	(86,885)	(86,885)
							$(18,500)	$(18,500)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

At June 30, 2019, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Put on 1-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD 1,964,000	$361	$148
Put on 1-Year Interest Rate Swap(1)	Societe Generale	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD 1,493,000	254	113
Put on 1-Year Interest Rate Swap(1)	Wells Fargo	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD 41,838,000	8,368	3,165
							$8,983	$3,426
At June 30, 2019, the following over-the-counter forward premium swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Exercise Rate(2)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(3)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Bank of America N.A.	5.250%	Receive	3-month USD-LIBOR	02/21/20	USD 1,179,000	$(618,975)	$254
Call on 5-Year Interest Rate Swap (Purchased)	Goldman Sachs International	5.130%	Receive	3-month USD-LIBOR	03/16/20	USD 1,517,000	(77,822)	2,089
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.250%	Receive	3-month USD-LIBOR	05/15/20	USD 1,852,000	—	5,038
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.280%	Receive	3-month USD-LIBOR	02/24/20	USD 990,000	(52,247)	(45)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.290%	Receive	3-month USD-LIBOR	02/27/20	USD 2,664,000	(77,822)	(628)
							$(826,866)	$6,708

(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(3)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective swaption contract.

Currency Abbreviations
BRL –  Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CZK – Czech Koruna
HKD –  Hong Kong Sar Dollar
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
JPY – Japanese Yen
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$3,426
Interest rate contracts	Net Assets — Unrealized appreciation**	306,123
Credit contracts	Net Assets — Unrealized appreciation***	1,225
Interest rate contracts	Net Assets — Unrealized appreciation***	83,575
Interest rate contracts	Net Assets — Unrealized appreciation****	7,381
Total Asset Derivatives		$401,730
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$19,105
Interest rate contracts	Net Assets — Unrealized depreciation**	68,829
Interest rate contracts	Net Assets — Unrealized depreciation***	102,075
Interest rate contracts	Net Assets — Unrealized appreciation****	673
Total Liability Derivatives		$190,682

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

***
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

****
Includes cumulative appreciation/depreciation of forward premium swaptions as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(13,007)	$—	$(13,007)
Equity contracts	—	—	1,242,143	—	—	1,242,143
Foreign exchange contracts	—	(95,465)	—	—	—	(95,465)
Interest rate contracts	(75,764)	—	539,243	20,813	(181,790)	302,502
Total	$(75,764)	$(95,465)	$1,781,386	$7,806	$(181,790)	$1,436,173
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$92,867	$92,867
Equity contracts	—	—	881,191	—	881,191
Foreign exchange contracts	—	(10,715)	—	—	(10,715)
Interest rate contracts	(67,639)	—	(45,942)	(49,006)	(162,587)
Total	$(67,639)	$(10,715)	$835,249	$43,861	$800,756

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Societe Generale	The Bank of New York Mellon	Wells Fargo	Totals
Assets:
Purchased options	$—	$—	$—	$—	$148	$—	$—	$—	$113	$—	$3,165	$3,426
Forward premium swaptions	254	—	—	—	2,089	—	—	5,038	—	—	—	7,381
Total Assets	$254	$—	$—	$—	$2,237	$—	$—	$5,038	$113	$—	$3,165	$10,807
Liabilities:
Forward foreign currency contracts	$—	$2,547	$5,162	$1,664	$2,013	$2,384	$5,315	$—	$—	$20	$—	$19,105
Forward premium swaptions	—	—	—	—	—	—	—	673	—	—	—	673
Total Liabilities	$—	$2,547	$5,162	$1,664	$2,013	$2,384	$5,315	$673	$—	$20	$—	$19,778
Net OTC derivative instruments by counterparty, at fair value	$254	$(2,547)	$(5,162)	$(1,664)	$224	$(2,384)	$(5,315)	$4,365	$113	$(20)	$3,165	(8,971)
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$254	$(2,547)	$(5,162)	$(1,664)	$224	$(2,384)	$(5,315)	$4,365	$113	$(20)	$3,165	$(8,971)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $365,588,311.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$21,178,806
Gross Unrealized Depreciation	(6,156,634)
Net Unrealized Appreciation	$15,022,172
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2019 (Unaudited)

Geographic Diversification as of June 30, 2019 (as a percentage of net assets)

United States	60.6%
Japan	8.0%
United Kingdom	5.1%
Canada	4.6%
Netherlands	3.6%
Australia	3.3%
Switzerland	2.5%
France	1.9%
Spain	1.6%
Germany	1.6%
Countries between 0.1% – 1.4%^	6.5%
Assets in Excess of Other Liabilities*	0.7%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 10 countries, which each represents 0.1% – 1.4% of net assets.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Australia: 3.3%
2,668,374		Other Securities	$19,206,722	3.3
		Belgium: 0.3%
23,417		Other Securities	1,943,368	0.3
		Canada: 4.6%
39,784		Waste Connections, Inc.	3,802,555	0.6
594,319	(1)	Other Securities	23,331,147	4.0
			27,133,702	4.6
		China: 0.5%
763,000		Other Securities	3,004,044	0.5
		Denmark: 0.7%
82,753		Novo Nordisk A/S	4,226,792	0.7
		Finland: 0.6%
82,260		Other Securities	3,671,819	0.6
		France: 1.9%
428,511		Other Securities	10,961,730	1.9
		Germany: 1.6%
550,521		Other Securities	9,154,326	1.6
		Hong Kong: 1.4%
367,500		CK Hutchison Holdings Ltd.	3,624,928	0.6
1,114,600		Other Securities	4,685,466	0.8
			8,310,394	1.4
		Israel: 0.3%
247,035		Other Securities	1,785,580	0.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: 1.1%
188,572		Assicurazioni Generali S.p.A.	$3,550,355	0.6
640,467		Other Securities	3,186,210	0.5
			6,736,565	1.1
		Japan: 8.0%
71,600		Fuji Film Holdings Corp.	3,635,119	0.6
1,802,292	(1)	Other Securities	43,380,993	7.4
			47,016,112	8.0
		Netherlands: 3.6%
90,041	(2)	ABN AMRO Bank NV	1,926,652	0.3
135,215		Koninklijke Ahold Delhaize NV	3,035,536	0.5
198,423		Koninklijke KPN NV	609,317	0.1
210,549		Royal Dutch Shell PLC - Class A	6,871,836	1.2
361,498		Other Securities	8,881,196	1.5
			21,324,537	3.6
		New Zealand: 0.1%
239,330		Other Securities	643,888	0.1
		Norway: 0.7%
251,960		Other Securities	4,170,829	0.7
		Singapore: 0.8%
1,881,400		Other Securities	4,775,265	0.8
		Spain: 1.6%
14,845	(2)	Aena SME SA	2,942,323	0.5
143,650		Ferrovial SA - FERE	3,677,242	0.6
153,667		Other Securities	2,787,941	0.5
			9,407,506	1.6
		Switzerland: 2.5%
41,111		Nestle SA	4,255,903	0.7
21,942		Roche Holding AG	6,169,824	1.1
11,787		Zurich Insurance Group AG	4,101,280	0.7
			14,527,007	2.5
		United Kingdom: 5.1%
223,673	(2)	Auto Trader Group PLC	1,557,837	0.3
217,994		GlaxoSmithKline PLC	4,369,671	0.7
1,035,794		Legal & General Group PLC	3,548,657	0.6
5,756,297		Other Securities	20,847,873	3.5
			30,324,038	5.1
		United States: 60.6%
55,720		AbbVie, Inc.	4,051,958	0.7
74,442		Aflac, Inc.	4,080,166	0.7
19,950		Air Products & Chemicals, Inc.	4,516,082	0.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States (continued)
87,955		Altria Group, Inc.	$4,164,669	0.7
38,657		Amphenol Corp.	3,708,753	0.6
178,113		AT&T, Inc.	5,968,567	1.0
139,359		Bank of America Corp.	4,041,411	0.7
54,582		Booz Allen Hamilton Holding Corp.	3,613,874	0.6
78,087		Bristol-Myers Squibb Co.	3,541,246	0.6
47,631		Chevron Corp.	5,927,202	1.0
126,551		Cisco Systems, Inc.	6,926,136	1.2
37,041		Eli Lilly & Co.	4,103,772	0.7
26,642		Expedia Group, Inc.	3,544,185	0.6
60,595		Exxon Mobil Corp.	4,643,395	0.8
69,644		General Mills, Inc.	3,657,703	0.6
29,537		Honeywell International, Inc.	5,156,865	0.9
107,790		Intel Corp.	5,159,907	0.9
36,082		International Business Machines Corp.	4,975,708	0.8
61,100		Johnson & Johnson	8,510,008	1.4
42,060		JPMorgan Chase & Co.	4,702,308	0.8
19,818		McDonald’s Corp.	4,115,406	0.7
75,706		Merck & Co., Inc.	6,347,948	1.1
97,152		Microsoft Corp.	13,014,482	2.2
43,580		Omnicom Group	3,571,381	0.6
97,662		Oracle Corp.	5,563,804	0.9
44,136		Paychex, Inc.	3,631,951	0.6
43,584		PepsiCo, Inc.	5,715,170	1.0
156,335		Pfizer, Inc.	6,772,432	1.2
58,532		Philip Morris International, Inc.	4,596,518	0.8
52,868		Procter & Gamble Co.	5,796,976	1.0
36,082		Quest Diagnostics, Inc.	3,673,508	0.6
41,996		Republic Services, Inc.	3,638,533	0.6
42,709		Starbucks Corp.	3,580,296	0.6
43,358		Texas Instruments, Inc.	4,975,764	0.8
47,539		Tyson Foods, Inc.	3,838,299	0.7
36,708		Waste Management, Inc.	4,235,002	0.7
98,578		Wells Fargo & Co.	4,664,711	0.8
33,579		Yum! Brands, Inc.	3,716,188	0.6
4,188,794	(3)	Other Securities	171,372,160	29.0
			357,814,444	60.6
		Total Common Stock (Cost $564,735,138)	586,138,668	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS:2.2%
		Repurchase Agreements: 1.6%
2,223,715	(4)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,224,172, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $2,268,189, due 06/01/46-07/01/49)	$2,223,715	0.4
657,428	(4)	Citadel Securities LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $657,564, collateralized by various U.S. Government Securities, 1.500%-3.125%, Market Value plus accrued interest $670,887, due 03/31/23-08/15/44)	657,428	0.1
2,223,715	(4)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,224,172, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,268,189, due 07/02/19-01/20/63)	2,223,715	0.4
2,223,715	(4)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $2,224,176, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $2,268,200, due 07/05/19-08/16/23)	2,223,715	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,223,715	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $2,224,174, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,268,189, due 07/18/19-09/09/49)	$2,223,715	0.4
			9,552,288	1.6
Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
3,645,000	(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
		(Cost $3,645,000)	3,645,000	0.6
		Total Short-Term Investments (Cost $13,197,288)	13,197,288	2.2
		Total Investments in Securities (Cost $577,932,426)	$599,335,956	101.5
		Liabilities in Excess of Other Assets	(8,772,272)	(1.5)
		Net Assets	$590,563,684	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains securities on loan.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
The grouping contains non-income producing securities.

(4)
Represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2019.

Sector Diversification	Percentage of Net Assets
Information Technology	19.8%
Financials	16.5
Industrials	12.1
Health Care	10.8
Consumer Staples	10.1
Consumer Discretionary	7.9
Communication Services	6.6
Utilities	5.2
Energy	4.7
Materials	3.3
Real Estate	2.3
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(1.5)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$19,206,722	$—	$19,206,722
Belgium	—	1,943,368	—	1,943,368
Canada	27,133,702	—	—	27,133,702
China	—	3,004,044	—	3,004,044
Denmark	—	4,226,792	—	4,226,792
Finland	—	3,671,819	—	3,671,819
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2019 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
France	—	10,961,730	—	10,961,730
Germany	1,073,838	8,080,488	—	9,154,326
Hong Kong	1,166,711	7,143,683	—	8,310,394
Israel	—	1,785,580	—	1,785,580
Italy	—	6,736,565	—	6,736,565
Japan	—	47,016,112	—	47,016,112
Netherlands	—	21,324,537	—	21,324,537
New Zealand	—	643,888	—	643,888
Norway	—	4,170,829	—	4,170,829
Singapore	—	4,775,265	—	4,775,265
Spain	—	9,407,506	—	9,407,506
Switzerland	—	14,527,007	—	14,527,007
United Kingdom	—	30,324,038	—	30,324,038
United States	357,814,444	—	—	357,814,444
Total Common Stock	387,188,695	198,949,973	—	586,138,668
Short-Term Investments	3,645,000	9,552,288	—	13,197,288
Total Investments, at fair value	$390,833,695	$208,502,261	$—	$599,335,956
Other Financial Instruments+
Forward Foreign Currency Contracts	—	160	—	160
Total Assets	$390,833,695	$208,502,421	$—	$599,336,116
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(8,988)	$—	$(8,988)
Total Liabilities	$—	$(8,988)	$—	$(8,988)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2019, the following forward foreign currency contracts were outstanding for Voya Global Equity Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 473,082,002	USD 4,396,712	Citibank N.A.	07/01/19	$(8,807)
JPY 45,319,429	USD 420,184	The Bank of New York Mellon	07/02/19	160
USD 623,109	HKD 4,868,955	The Bank of New York Mellon	07/02/19	(181)
				$(8,828)
Currency Abbreviations
HKD – Hong Kong Sar Dollar
JPY – Japanese Yen
USD – United States Dollar
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2019 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$160
Total Asset Derivatives		$160
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$8,988
Total Liability Derivatives		$8,988
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$66,880
Total	$66,880

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(8,828)
Total	$(8,828)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:
	Citibank N.A.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$—	$160	$160
Total Assets	$—	$160	$160
Liabilities:
Forward foreign currency contracts	$8,807	$181	$8,988
Total Liabilities	$8,807	$181	$8,988
Net OTC derivative instruments by counterparty, at fair value	$(8,807)	$(21)	(8,828)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(8,807)	$(21)	$(8,828)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $577,817,328.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$47,195,821
Gross Unrealized Depreciation	(25,666,024)
Net Unrealized Appreciation	$21,529,797
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2019 (Unaudited)

Investment Type Allocation as of June 30, 2019 (as a percentage of net assets)

U.S. Treasury Repurchase Agreement	52.0%
U.S. Government Agency Debt	42.0%
Investment Companies	9.6%
Liabilities in Excess of Other Assets	(3.6)%
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 42.0%
	Sovereign: 0.4%
2,000,000	Federal Farm Credit Banks, 2.330%, (US0001M + (0.060)%), 11/19/2019	$1,999,714	0.4
1,600,000 (1)	Fannie Mae, 2.390%, 10/09/2019	1,589,640	0.4
16,500,000	Fannie Mae, 2.490%, (SOFRRATE + 0.070%), 10/30/2019	16,500,000	3.6
4,250,000	Federal Farm Credit Banks, 2.316%, (US0001M + (0.095)%), 09/13/2019	4,249,965	0.9
3,000,000	Federal Farm Credit Banks, 2.300%, (US0001M + (0.140)%), 07/02/2019	2,999,995	0.7
11,500,000	Federal Farm Credit Banks, 2.374%, (US0001M + (0.030)%), 04/22/2020	11,497,398	2.5
1,000,000	Federal Farm Credit Banks, 2.380%, (FEDL01 + 0.000%), 08/08/2019	999,946	0.2
1,300,000	Federal Farm Credit Banks, 2.390%, (US0001M + 0.000%), 06/19/2020	1,300,014	0.3
1,250,000	Federal Farm Credit Banks, 2.395%, (FEDL01 + 0.015%), 10/28/2019	1,249,836	0.3
16,250,000	Federal Farm Credit Banks, 2.408%, (US0001M + 0.010%), 07/02/2020	16,250,000	3.6
6,000,000	Federal Farm Credit Banks, 2.420%, (PRIME + (3.080)%), 09/13/2019	5,999,498	1.3
4,750,000	Federal Farm Credit Banks, 2.433%, (US0001M + 0.050%), 02/21/2020	4,752,347	1.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
	Sovereign (continued)
1,000,000	Federal Farm Credit Banks, 2.446%, (US0003M + (0.130)%), 02/03/2020	$1,000,001	0.2
6,750,000	Federal Farm Credit Banks, 2.550%, (PRIME + (2.950)%), 09/25/2019	6,750,787	1.5
1,000,000	Federal Farm Credit Banks, 2.571%, (US0001M + 0.170%), 11/14/2019	1,000,781	0.2
1,500,000	Federal Farm Credit Banks, 2.584%, (US0001M + 0.190%), 07/15/2019	1,500,157	0.3
3,250,000	Federal Farm Credit Banks, 2.597%, (US0001M + 0.185%), 08/09/2019	3,250,751	0.7
45,800,000	Federal Home Loan Bank Discount Notes, 2.050%, 07/01/2019	45,800,000	10.0
24,000,000	Federal Home Loan Banks, 2.290%, (US0003M + (0.230)%), 12/03/2019	23,989,784	5.2
4,750,000	Federal Home Loan Banks, 2.331%, (US0001M + (0.100)%), 09/04/2019	4,750,000	1.0
1,200,000	Federal Home Loan Banks, 2.334%, (US0001M + (0.060)%), 09/16/2019	1,200,081	0.3
14,750,000	Federal Home Loan Banks, 2.394%, (US0001M + (0.010)%), 03/25/2020	14,750,000	3.2
11,000,000	Freddie Mac, 2.296%, (US0003M + (0.225)%), 08/27/2019	11,000,000	2.4
2,500,000	Freddie Mac, 2.312%, (US0001M + (0.100)%), 08/08/2019	2,499,845	0.5
3,495,000	Freddie Mac, 2.433%, (US0003M + (0.165)%), 07/05/2019	3,495,027	0.8
	U.S. Government Agency Obligations: 0.5%
2,000,000	Federal Home Loan Banks, 2.445%, (SOFRRATE + 0.025%), 09/20/2019	2,000,055	0.5
	Total U.S. Government Agency Debt (Cost $192,375,622)	192,375,622	42.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY REPURCHASE AGREEMENT: 52.0%
	Repurchase Agreement: 52.0%
180,000,000	Deutsche Bank Repurchase Agreement dated 6/28/2019, 2.450%, due 7/1/2019, $180,036,750 to be received upon repurchase (Collateralized by $177,600,800, U.S. Treasury Note, 2.500%, Market Value plus accrued interest $183,600,019 due 3/31/23)	$180,000,000	39.3
58,253,000	Deutsche Bank Repurchase Agreement dated 6/28/2019, 2.450%, due 7/1/2019, $58,264,893 to be received upon repurchase (Collateralized by $98,008,200, U.S. Treasury Principal component, 0.000%, Market Value plus accrued interest $60,000,620 due 2/15/2040)	58,253,000	12.7
	Total U.S. Treasury Repurchase Agreement (Cost $238,253,000)	238,253,000	52.0

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 9.6%
21,900,000 (2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.300%, 01/02/19	21,900,000	4.8
Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: (continued)
21,900,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 2.250%, 01/02/19	$21,900,000	4.8
	Total Investment Companies (Cost $43,800,000)	43,800,000	9.6
	Total Investments in Securities (Cost $474,428,622)	$474,428,622	103.6
	Liabilities in Excess of Other Assets	(16,363,952)	(3.6)
	Net Assets	$458,064,670	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(2)
Rate shown is the 7-day yield as of June 30, 2019.

Reference Rate Abbreviations:
FEDL01
Federal Funds Effective Rate

PRIME
Federal Reserve Bank Prime Loan Rate

SOFRRATE
Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

At June 30, 2019, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
U.S. Treasury Repurchase Agreement	$—	$238,253,000	$—	$238,253,000
Investment Companies	43,800,000	—	—	43,800,000
U.S. Government Agency Debt	—	192,375,622	—	192,375,622
Total Investments, at fair value	$43,800,000	$430,628,622	$—	$474,428,622

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2019 (Unaudited) (continued)

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2019:
Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$238,253,000	$(238,253,000)	$—
Totals	$238,253,000	$(238,253,000)	$—

(1)
Collateral with a fair value of  $243,600,639 has been pledged in connection with the above government repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Information Technology	20.9%
Health Care	13.6%
Financials	13.1%
Communication Services	9.9%
Industrials	9.1%
Consumer Staples	8.5%
Consumer Discretionary	8.4%
Energy	4.9%
Utilities	3.6%
Real Estate	3.1%
Materials	2.8%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Communication Services: 9.9%
116,632	(1)	Alphabet, Inc. - Class A	$126,289,130	4.0
1,915,359		AT&T, Inc.	64,183,680	2.1
1,220,103		Comcast Corp. – Class A	51,585,955	1.6
487,315		Walt Disney Co.	68,048,666	2.2
			310,107,431	9.9
		Consumer Discretionary: 8.4%
27,212	(1)	Amazon.com, Inc.	51,529,460	1.6
412,228	(2)	Hasbro, Inc.	43,564,255	1.4
363,730		McDonald’s Corp.	75,532,172	2.4
290,082	(2)	Ralph Lauren Corp.	32,950,414	1.0
448,627		Starbucks Corp.	37,608,401	1.2
339,518		Other Securities	23,610,082	0.8
			264,794,784	8.4
		Consumer Staples: 8.5%
1,157,889		Coca-Cola Co.	58,959,708	1.9
948,394		Mondelez International, Inc.	51,118,437	1.6
503,252		Philip Morris International, Inc.	39,520,379	1.2
567,818		Procter & Gamble Co.	62,261,244	2.0
509,041		Walmart, Inc.	56,243,940	1.8
			268,103,708	8.5
		Energy: 4.9%
680,966		Exxon Mobil Corp.	52,182,424	1.6
624,660		Royal Dutch Shell PLC - Class A ADR	40,646,626	1.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy (continued)
814,820		Other Securities	$61,965,639	2.0
			154,794,689	4.9
		Financials: 13.1%
1,897,551		Bank of America Corp.	55,028,979	1.7
460,442		Discover Financial Services	35,725,695	1.1
197,663		Goldman Sachs Group, Inc.	40,441,850	1.3
762,739		Hartford Financial Services Group, Inc.	42,499,817	1.4
669,629		Intercontinental Exchange, Inc.	57,547,916	1.8
689,800		JPMorgan Chase & Co.	77,119,640	2.5
197,030		M&T Bank Corp.	33,508,892	1.1
550,026		Progressive Corp.	43,963,578	1.4
526,476	(3)	Other Securities	24,207,367	0.8
			410,043,734	13.1
		Health Care: 13.6%
518,876	(1)	Alcon, Inc.	32,196,256	1.0
156,953		Becton Dickinson & Co.	39,553,726	1.3
892,900	(1)	Boston Scientific Corp.	38,376,842	1.2
630,729		Gilead Sciences, Inc.	42,612,051	1.4
642,259		Johnson & Johnson	89,453,833	2.9
397,817		Medtronic PLC	38,743,398	1.2
525,177		Novartis AG ADR	47,953,912	1.5
1,449,329		Pfizer, Inc.	62,784,932	2.0
299,735		Zimmer Biomet Holdings, Inc.	35,290,799	1.1
			426,965,749	13.6
		Industrials: 9.1%
741,421		Emerson Electric Co.	49,467,609	1.6
410,433		Honeywell International, Inc.	71,657,498	2.3
86,657		Lockheed Martin Corp.	31,503,286	1.0
282,786		Norfolk Southern Corp.	56,367,733	1.8
135,216		Roper Technologies, Inc.	49,524,212	1.6
147,550		Other Securities	25,281,217	0.8
			283,801,555	9.1
		Information Technology: 20.9%
221,198	(1)	Adobe, Inc.	65,175,991	2.1
413,195		Apple, Inc.	81,779,554	2.6
230,146		Broadcom, Inc.	66,249,828	2.1
1,193,615		Cisco Systems, Inc.	65,326,549	2.1
397,103	(2)	Fidelity National Information Services, Inc.	48,716,596	1.6
1,485,097		Microsoft Corp.	198,943,594	6.3
357,105		Motorola Solutions, Inc.	59,540,117	1.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology (continued)
462,821		Texas Instruments, Inc.	$53,113,338	1.7
119,652	(4)	Other Securities	14,870,350	0.5
			653,715,917	20.9
		Materials: 2.8%
235,176		Air Products & Chemicals, Inc.	53,236,791	1.7
586,384	(2)	BHP Group Ltd. ADR	34,074,774	1.1
			87,311,565	2.8
		Real Estate: 3.1%
287,519		Crown Castle International Corp.	37,478,102	1.2
293,182		Mid-America Apartment Communities, Inc.	34,525,112	1.1
246,284		Other Securities	25,709,587	0.8
			97,712,801	3.1
		Utilities: 3.6%
415,542		Entergy Corp.	42,771,738	1.4
230,816		NextEra Energy, Inc.	47,284,966	1.5
291,815		Other Securities	21,918,224	0.7
			111,974,928	3.6
		Total Common Stock (Cost $2,494,900,308)	3,069,326,861	97.9
OTHER(5): —%
		Utilities: —%
10,000,000	(6)(7)	Southern Energy (Escrow)	—	—
		Total Other (Cost $—)	—	—
		Total Long-Term Investments (Cost $2,494,900,308)	3,069,326,861	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
		Floating Rate Notes: 0.4%
1,000,000	(8)	Bedford Row Funding, 2.490%, 12/16/2019	999,906	0.1
254,000	(8)	Bedford Row Funding, 2.500%, 11/25/2019	254,036	0.0
300,000	(8)	Coöperatieve Rabobank U.A., 2.450%, 10/23/2019	300,032	0.0
875,000	(8)	Crédit Industriel et Commercial, 2.500%, 10/23/2019	875,108	0.0
600,000	(8)	DNB ASA, 2.490%, 12/06/2019	600,020	0.0
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
675,000	(8)	HSBC Holdings PLC, 2.540%, 12/27/2019	$675,000	0.0
700,000	(8)	Lloyds Bank PLC, 2.510%, 12/10/2019	700,082	0.0
290,000	(8)	Mitsubishi UFJ Financial Group, Inc., 2.480%, 09/09/2019	290,252	0.0
298,000	(8)	Mizuho Financial Group Inc., 2.520%, 10/15/2019	298,068	0.0
300,000	(8)	Mizuho Financial Group Inc., 2.520%, 11/25/2019	300,042	0.0
300,000	(8)	Mizuho Financial Group Inc., 2.520%, 11/27/2019	300,043	0.1
300,000	(8)	Oversea-Chinese Banking Corp., Ltd., 2.530%, 10/07/2019	300,024	0.0
625,000	(8)	Societe Generale, 2.560%, 12/02/2019	625,156	0.0
354,000	(8)	Sumitomo Mitsui Trust Holdings, Inc., 2.480%, 08/21/2019	354,048	0.0
300,000	(8)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 08/12/2019	300,038	0.0
500,000	(8)	The Sumitomo Mitsui Financial Group, 2.500%, 11/18/2019	499,944	0.1
337,000	(8)	Svenska Handelsbanken AB, 2.510%, 10/08/2019	337,071	0.0
800,000	(8)	Toronto-Dominion Bank, 2.500%, 12/10/2019	800,039	0.1
775,000	(8)	Toronto-Dominion Bank, 2.500%, 12/23/2019	775,041	0.0
300,000	(8)	U.S. Bancorp, 2.480%, 11/25/2019	300,042	0.0
835,000	(8)	Wells Fargo & Co., 2.510%, 12/03/2019	835,111	0.0
			10,719,103	0.4
		Repurchase Agreements: 2.3%
9,437,806	(8)	BNP Paribas S.A., Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $9,439,730, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $9,626,562, due 06/30/19-02/15/49)	9,437,806	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
19,361,287	(8)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $19,365,313, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $19,748,513, due 06/30/19-05/20/69)	$19,361,287	0.6
19,361,287	(8)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $19,365,265, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $19,748,513, due 07/02/19-01/20/63)	19,361,287	0.6
19,361,287	(8)	Morgan Stanley, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $19,365,297, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-7.500%, Market Value plus accrued interest $19,748,513, due 04/01/26-06/20/49)	19,361,287	0.6
3,879,550	(8)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/19, 2.70%, due 07/01/19 (Repurchase Amount $3,880,411, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,957,661, due 07/01/19-09/09/49)	3,879,550	0.2
			71,401,217	2.3
		Certificates of Deposit: 0.0%
750,000	(8)	Mitsubishi UFJ Financial Group, Inc., 2.400%, 09/12/2019	750,085	0.0
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Certificates of Deposit (continued)
300,000	(8)	Sumitomo Mitsui Trust Holdings, Inc., 2.470%, 09/13/2019	$300,081	0.0
			1,050,166	0.0
Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.0%
31,775,000	(9)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $31,775,000)	31,775,000	1.0
		Total Short-Term Investments (Cost $114,945,486)	114,945,486	3.7
		Total Investments in Securities (Cost $2,609,845,794)	$3,184,272,347	101.6
		Liabilities in Excess of Other Assets	(51,386,049)	(1.6)
		Net Assets	$3,132,886,298	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
The grouping contains non-income producing securities.

(5)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(6)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(7)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of  $— or 0.0% of net assets. Please refer to the table below for additional details.

(8)
Represents securities purchased with cash collateral received for securities on loan.

(9)
Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$3,069,326,861	$—	$—	$3,069,326,861
Other	—	—	—	—
Short-Term Investments	31,775,000	83,170,486	—	114,945,486
Total Investments, at fair value	$3,101,101,861	$83,170,486	$—	$3,184,272,347

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2019, Voya Growth and Income Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy (Escrow)	11/30/2005	$—	$—
		$—	$—
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $2,611,360,864.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$629,223,095
Gross Unrealized Depreciation	(56,311,612)
Net Unrealized Appreciation	$572,911,483
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited)

Investment Type Allocation as of June 30, 2019 (as a percentage of net assets)

Corporate Bonds/Notes	27.4%
U.S. Government Agency Obligations	22.4%
Collateralized Mortgage Obligations	17.7%
Mutual Funds	17.6%
Asset-Backed Securities	8.2%
Commercial Mortgage-Backed Securities	6.0%
U.S. Treasury Obligations	5.2%
Sovereign Bonds	0.1%
Convertible Bonds/Notes	0.1%
Municipal Bonds	0.1%
Purchased Options	0.0%
Liabilities in Excess of Other Assets*	(4.8)%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.4%
		Basic Materials: 0.7%
2,486,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$2,543,781	0.1
1,900,000	(1)(2)	Dow Chemical Co/The, 4.800%, 11/30/2028	2,135,277	0.1
4,335,000	(1)	Newcrest Finance Pty Ltd., 4.450%, 11/15/2021	4,496,930	0.1
1,419,000	(1)	Newmont Goldcorp Corp., 3.700%, 03/15/2023	1,472,303	0.0
13,133,000	(3)	Other Securities	13,936,125	0.4
			24,584,416	0.7
		Communications: 2.6%
19,913,000		AT&T, Inc., 2.950%-5.650%, 07/15/2026-02/15/2050	21,593,047	0.6
13,664,000		Comcast Corp., 3.300%-4.000%, 10/01/2020-11/01/2049	14,335,279	0.4
4,885,000	(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	5,003,950	0.1
2,630,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	2,651,434	0.1
221,000	(1)	Verizon Communications, Inc., 4.016%, 12/03/2029	239,571	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
7,811,000		Verizon Communications, Inc., 3.850%-4.862%, 03/15/2039-08/21/2046	$8,738,898	0.3
1,127,000	(1)	Walt Disney Co/The, 3.000%, 09/15/2022	1,154,280	0.1
3,620,000	(1)	Walt Disney Co/The, 4.750%, 11/15/2046	4,463,087	0.1
31,206,000	(3)	Other Securities	33,383,371	0.9
			91,562,917	2.6
		Consumer, Cyclical: 2.1%
875,878		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	901,148	0.0
1,178,763		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	1,245,304	0.0
4,876,120		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	4,928,782	0.2
604,800		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	628,406	0.0
2,105,524		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	2,130,243	0.1
2,685,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	2,736,816	0.1
3,810,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	3,927,355	0.1
4,640,000	(1)(2)	Nissan Motor Acceptance Corp., 2.600%, 09/28/2022	4,620,615	0.1
1,379,380		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	1,432,228	0.1
3,517,641		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	3,543,464	0.1
896,065		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	897,273	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
4,325,482		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	$4,296,285	0.1
1,141,701		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	1,143,414	0.0
2,073,269		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	2,121,270	0.1
40,973,949	(3)	Other Securities	41,823,268	1.1
			76,375,871	2.1
		Consumer, Non-cyclical: 5.0%
1,265,000	(1)	Bristol-Myers Squibb Co., 3.400%, 07/26/2029	1,324,194	0.0
1,757,000	(1)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	1,906,685	0.1
2,738,000	(1)	Cargill, Inc., 3.875%, 05/23/2049	2,912,741	0.1
10,165,000	(1)(2)	Cigna Corp., 3.400%, 09/17/2021	10,363,406	0.3
2,202,000	(1)	Cigna Corp., 4.800%, 08/15/2038	2,375,398	0.1
66,415		CVS Pass-Through Trust, 6.943%, 01/10/2030	78,152	0.0
10,238,000		CVS Health Corp., 3.700%-5.050%, 03/09/2023-03/25/2048	10,758,737	0.3
1,830,000	(1)	Fresenius Medical Care US Finance III, Inc., 3.750%, 06/15/2029	1,817,992	0.0
2,195,000	(1)(2)	Cigna Corp., 4.125%, 11/15/2025	2,332,981	0.1
2,113,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,175,409	0.1
3,910,000	(1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	4,033,153	0.1
1,615,000	(1)	Mars, Inc., 3.200%, 04/01/2030	1,678,620	0.0
1,615,000	(1)(2)	Mars, Inc., 3.875%, 04/01/2039	1,711,588	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
2,990,000	(1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	$3,055,127	0.1
4,300,000	(1)	Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	4,443,740	0.1
14,210,000	(2)	Unilever Capital Corp., 3.000%-3.250%, 03/07/2022-03/07/2024	14,681,154	0.4
106,741,000	(3)	Other Securities	112,929,269	3.1
			178,578,346	5.0
		Energy: 2.8%
3,461,000	(1)	Colonial Pipeline Co., 3.500%, 10/15/2020	3,496,547	0.1
9,413,000	(4)	Enterprise Products Operating LLC, 3.500%-4.900%, 02/01/2022-08/16/2077	9,731,422	0.3
3,025,000	(1)	Schlumberger Investment SA, 2.400%, 08/01/2022	3,030,613	0.1
1,769,000	(1)	Schlumberger Norge AS, 4.200%, 01/15/2021	1,809,198	0.1
1,052,000	(1)	Schlumberger Oilfield UK PLC, 4.200%, 01/15/2021	1,076,400	0.0
4,000,000		Williams Cos, Inc./The, 4.000%-5.400%, 09/15/2025-03/04/2044	4,322,876	0.1
4,342,000	(2)	Williams Partners L.P., 3.600%-3.750%, 03/15/2022-06/15/2027	4,466,216	0.1
68,127,000	(3)	Other Securities	71,487,013	2.0
			99,420,285	2.8
		Financial: 8.1%
1,840,000	(1)	ANZ New Zealand Int’l Ltd./London, 3.400%, 03/19/2024	1,906,542	0.1
2,250,000	(1)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	2,338,230	0.1
32,533,000	(2)(4)	Bank of America Corp., 3.419%-5.125%, 05/17/2022-12/31/2199	33,998,268	0.9
1,862,000	(1)	Barclays Bank PLC, 10.179%, 06/12/2021	2,107,583	0.0
2,668,000	(4)	Barclays PLC, 3.932%, 05/07/2025	2,716,009	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
4,500,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	$4,630,466	0.1
10,079,000	(4)	Citigroup, Inc., 2.876%-5.500%, 07/24/2023-09/13/2025	10,794,193	0.3
2,757,000	(1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	2,850,555	0.1
1,370,000	(1)(4)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	1,370,000	0.0
3,150,000	(1)	Credit Agricole SA/London, 2.375%, 07/01/2021	3,154,824	0.1
6,736,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	7,430,650	0.2
3,250,000	(1)(4)	Credit Suisse Group AG, 2.997%, 12/14/2023	3,278,173	0.1
2,303,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	2,339,226	0.1
5,295,000	(1)	Danske Bank A/S, 2.800%, 03/10/2021	5,303,597	0.2
3,076,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	3,087,291	0.1
5,199,000		Goldman Sachs Group, Inc., 4.250%-6.750%, 10/21/2025-05/22/2045	5,769,023	0.1
723,000	(1)	HSBC Bank PLC, 4.125%, 08/12/2020	737,445	0.0
7,114,000	(2)(4)	HSBC Holdings PLC, 3.950%-4.300%, 05/18/2024-05/22/2030	7,492,787	0.2
28,731,000	(2)(4)	JPMorgan Chase & Co., 2.550%-4.032%, 10/29/2020-07/24/2048	29,711,300	0.8
1,610,000	(1)	KKR Group Finance Co. VI LLC, 3.750%, 07/01/2029	1,653,466	0.0
2,082,000	(1)	Liberty Mutual Group, Inc., 4.500%, 06/15/2049	2,193,027	0.1
5,870,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	6,060,452	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
4,560,000	(1)(2)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	$4,574,650	0.1
13,145,000		Morgan Stanley, 2.750%-5.500%, 07/28/2021-04/23/2027	13,720,685	0.4
2,555,000	(1)	New York Life Global Funding, 2.875%, 04/10/2024	2,613,268	0.1
2,661,000	(1)(2)(4)	Nordea Bank ABP, 6.125%, 12/31/2199	2,731,078	0.1
2,690,000		Royal Bank of Canada, 3.258%, (US0003M + 0.660%), 10/05/2023	2,686,845	0.1
1,150,000	(1)	Suncorp-Metway Ltd., 3.300%, 04/15/2024	1,176,908	0.0
2,007,000	(4)	Toronto-Dominion Bank, 3.625%, 09/15/2031	2,045,577	0.1
8,650,000	(2)	Toronto-Dominion Bank/The, 2.650%-3.500%, 07/19/2023-06/12/2024	8,968,971	0.2
4,149,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	4,654,950	0.1
2,470,000		UBS AG, 5.125%, 05/15/2024	2,624,792	0.1
7,600,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	7,814,784	0.2
9,944,000	(2)	Wells Fargo & Co., 3.750%-4.750%, 08/15/2023-12/07/2046	10,661,378	0.3
82,781,000	(3)	Other Securities	86,383,962	2.4
			291,580,955	8.1
		Industrial: 1.6%
2,570,000	(1)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	2,569,223	0.1
1,330,000	(1)	SMBC Aviation Capital Finance DAC, 3.550%, 04/15/2024	1,368,959	0.0
2,885,000	(1)	TTX Co., 3.600%, 01/15/2025	3,033,229	0.1
1,155,000	(1)	Vinci SA, 3.750%, 04/10/2029	1,241,508	0.0
47,746,000	(3)	Other Securities	49,277,468	1.4
			57,490,387	1.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: 1.6%
10,430,000	(2)	Apple, Inc., 2.400%-3.850%, 01/13/2023-09/12/2047	$10,796,068	0.3
5,155,000	(1)(2)	Dell International LLC/EMC Corp., 5.450%, 06/15/2023	5,559,605	0.2
3,620,000	(1)	Dell International LLC/EMC Corp., 6.020%, 06/15/2026	3,995,193	0.1
3,030,000		IBM Credit LLC, 3.000%, 02/06/2023	3,100,948	0.1
8,117,000	(2)	International Business Machines Corp., 2.875%-3.300%, 11/09/2022-05/15/2026	8,372,511	0.2
10,876,000		Microsoft Corp., 3.700%-4.450%, 11/03/2045-08/08/2046	12,248,875	0.3
14,300,000	(3)	Other Securities	14,830,101	0.4
			58,903,301	1.6
		Utilities: 2.9%
3,120,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	3,625,153	0.1
3,219,000	(1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	3,431,594	0.1
3,765,000	(1)(2)	DPL, Inc., 4.350%, 04/15/2029	3,817,704	0.1
1,286,000		Entergy Corp., 2.950%, 09/01/2026	1,286,910	0.0
3,125,000		Entergy Gulf States Louisiana LLC, 3.950%, 10/01/2020	3,171,075	0.1
3,470,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	3,692,758	0.1
1,269,000		Entergy Texas, Inc., 4.000%, 03/30/2029	1,368,985	0.1
2,802,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,010,094	0.1
411,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	430,680	0.0
76,019,000	(3)	Other Securities	79,408,399	2.2
			103,243,352	2.9
		Total Corporate Bonds/Notes (Cost $945,083,529)	981,739,830	27.4

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 17.7%
5,158,082		Alternative Loan Trust 2005-10CB 1A1, 2.904%, (US0001M + 0.500%), 05/25/2035	$4,456,602	0.1
4,221,637		Alternative Loan Trust 2005-51 3A2A, 3.794%, (12MTA + 1.290%), 11/20/2035	4,100,333	0.1
1,887,542		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	1,774,793	0.1
2,357,667		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	2,334,086	0.1
525,194	(5)	Alternative Loan Trust 2005-J3 2A2, 2.596%, (-1.000*US0001M + 5.000%), 05/25/2035	49,721	0.0
1,572,505		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	1,202,900	0.0
3,465,491		Alternative Loan Trust 2006-HY11 A1, 2.524%, (US0001M + 0.120%), 06/25/2036	3,295,323	0.1
2,262,373		Alternative Loan Trust 2007-23CB A3, 2.904%, (US0001M + 0.500%), 09/25/2037	1,385,151	0.0
195,772		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	185,185	0.0
974,898	(4)	Bear Stearns ALT-A Trust 2005-10 22A1, 4.331%, 01/25/2036	977,987	0.0
470,399	(4)	Bear Stearns ALT-A Trust 2005-4 23A1, 4.625%, 05/25/2035	478,486	0.0
1,429,669	(4)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.110%, 11/25/2036	1,330,120	0.1
1,251,692	(4)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.987%, 11/25/2036	1,050,634	0.0
10,687	(4)	Bear Stearns ARM Trust 2005-12 13A1, 4.706%, 02/25/2036	10,281	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,847,330		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.594%, (US0001M + 0.190%), 01/25/2037	$3,778,168	0.1
165,719	(4)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 4.284%, 01/26/2036	146,417	0.0
88,438	(1)	Bellemeade Re Ltd. 2015-1A M2, 6.704%, (US0001M + 4.300%), 07/25/2025	88,617	0.0
1,218,022	(1)(4)	Chase Home Lending Mortgage Trust 2019-ATR1 A3, 4.000%, 04/25/2049	1,250,357	0.0
22,660		CHL Mortgage Pass-Through Trust 2005-2 2A3, 3.084%, (US0001M + 0.680%), 03/25/2035	21,420	0.0
167,487		Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/2036	175,476	0.0
1,036,781		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	1,030,712	0.0
112,806		Citigroup Mortgage Loan Trust 2006-AR1 1A1, 4.970%, (H15T1Y + 2.400%), 10/25/2035	115,796	0.0
1,647,435	(4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.291%, 09/25/2037	1,606,535	0.1
1,258,435	(1)(4)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,351,165	0.0
74,506	(4)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 4.552%, 08/25/2035	75,785	0.0
2,633,555		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	2,729,802	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
357,679		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	$356,246	0.0
1,055,403		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.904%, (US0001M + 0.500%), 11/25/2035	682,642	0.0
5,684,160		Countrywide Asset-Backed Certificates 2005-IM1 M1, 3.124%, (US0001M + 0.720%), 11/25/2035	5,703,768	0.2
749,380		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.670%, (US0001M + 0.280%), 08/19/2045	662,106	0.0
1,000,000		Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	1,135,065	0.0
11,822,446		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	13,499,911	0.4
2,416,691		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	2,462,120	0.1
30,607,124	(5)	Fannie Mae 2016-82 SD, 3.646%, (-1.000*US0001M + 6.050%), 11/25/2046	5,673,006	0.2
6,909,575		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	7,180,314	0.2
8,000,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 6.654%, (US0001M + 4.250%), 04/25/2029	8,607,800	0.2
3,844,062		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 5.404%, (US0001M + 3.000%), 07/25/2024	4,033,942	0.1
4,009,353		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 6.404%, (US0001M + 4.000%), 05/25/2025	4,275,675	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
273,691	Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 6.404%, (US0001M + 4.000%), 05/25/2025	$284,976	0.0
7,325,253	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 7.954%, (US0001M + 5.550%), 04/25/2028	7,959,885	0.2
7,100,000	Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 6.654%, (US0001M + 4.250%), 01/25/2029	7,631,046	0.2
298,264	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.854%, (US0001M + 4.450%), 01/25/2029	317,933	0.0
3,400,000	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 5.954%, (US0001M + 3.550%), 07/25/2029	3,602,164	0.1
4,900,000	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 6.054%, (US0001M + 3.650%), 09/25/2029	5,218,908	0.1
1,500,000	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.404%, (US0001M + 3.000%), 10/25/2029	1,567,147	0.0
5,889,000	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.254%, (US0001M + 2.850%), 11/25/2029	6,074,486	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,050,000	Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.604%, (US0001M + 2.200%), 01/25/2030	$9,144,285	0.3
900,000	Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 5.054%, (US0001M + 2.650%), 02/25/2030	925,908	0.0
8,050,000	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.804%, (US0001M + 2.400%), 05/25/2030	8,190,359	0.2
8,700,000	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.904%, (US0001M + 2.500%), 05/25/2030	8,857,634	0.3
4,800,000	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 5.204%, (US0001M + 2.800%), 02/25/2030	4,946,697	0.1
7,100,000	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.604%, (US0001M + 2.200%), 08/25/2030	7,136,397	0.2
1,700,000	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 4.554%, (US0001M + 2.150%), 10/25/2030	1,713,262	0.1
500,000	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.954%, (US0001M + 2.550%), 12/25/2030	508,385	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
14,000,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.654%, (US0001M + 2.250%), 07/25/2030	$14,164,392	0.4
2,561,767		Fannie Mae Connecticut Avenue Securities, 8.104%, (US0001M + 5.700%), 04/25/2028	2,848,277	0.1
582,315	(5)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	108,984	0.0
469,190	(5)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	74,521	0.0
11,168		Fannie Mae REMIC Trust 1994-77 FB, 3.904%, (US0001M + 1.500%), 04/25/2024	11,401	0.0
402,435		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	440,944	0.0
318,181		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	349,886	0.0
33,428		Fannie Mae REMIC Trust 2002-21 FC, 3.304%, (US0001M + 0.900%), 04/25/2032	33,968	0.0
962,251	(5)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	221,619	0.0
85,321		Fannie Mae REMIC Trust 2004-11 A, 2.524%, (US0001M + 0.120%), 03/25/2034	84,994	0.0
527,114		Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	578,736	0.0
12,079		Fannie Mae REMIC Trust 2005-57 CD, 16.109%, (-3.750*US0001M + 25.125%), 01/25/2035	12,288	0.0
200,855		Fannie Mae REMIC Trust 2005-74 DK, 14.383%, (-4.000*US0001M + 24.000%), 07/25/2035	320,057	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,662,339	(5)	Fannie Mae REMIC Trust 2005-92 SC, 4.276%, (-1.000*US0001M + 6.680%), 10/25/2035	$1,046,598	0.0
376,238		Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	416,595	0.0
1,059,647		Fannie Mae REMIC Trust 2006-104 ES, 21.428%, (-5.000*US0001M + 33.450%), 11/25/2036	1,870,886	0.1
6,620,406	(5)	Fannie Mae REMIC Trust 2006-12 SD, 4.346%, (-1.000*US0001M + 6.750%), 10/25/2035	1,098,527	0.0
3,001,674	(5)	Fannie Mae REMIC Trust 2006-123 UI, 4.336%, (-1.000*US0001M + 6.740%), 01/25/2037	645,436	0.0
758,668	(5)	Fannie Mae REMIC Trust 2006-72 HS, 4.296%, (-1.000*US0001M + 6.700%), 08/25/2026	95,078	0.0
258,146		Fannie Mae REMIC Trust 2007-73 A1, 2.757%, (US0001M + 0.060%), 07/25/2037	253,864	0.0
578,217		Fannie Mae REMIC Trust 2008-20 SP, 9.489%, (-2.500*US0001M + 15.500%), 03/25/2038	751,542	0.0
2,513,603		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	2,709,817	0.1
8,911,527	(5)	Fannie Mae REMIC Trust 2010-102 SB, 4.196%, (-1.000*US0001M + 6.600%), 09/25/2040	1,831,544	0.1
2,981,541	(5)	Fannie Mae REMIC Trust 2010-116 SE, 4.196%, (-1.000*US0001M + 6.600%), 10/25/2040	559,285	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,874,769	(5)	Fannie Mae REMIC Trust 2010-123 SL, 3.666%, (-1.000*US0001M + 6.070%), 11/25/2040	$1,329,723	0.0
5,050,000		Fannie Mae REMIC Trust 2010-130 CX, 4.500%, 09/25/2039	5,288,149	0.2
4,532,832	(5)	Fannie Mae REMIC Trust 2010-55 AS, 4.016%, (-1.000*US0001M + 6.420%), 06/25/2040	845,624	0.0
8,159,907		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	9,332,435	0.3
1,454,173		Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	1,581,166	0.0
9,056,196	(5)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	722,995	0.0
2,143,753	(5)	Fannie Mae REMIC Trust 2012-10 US, 4.046%, (-1.000*US0001M + 6.450%), 02/25/2042	290,886	0.0
1,595,075		Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	1,663,692	0.0
12,141,347	(5)	Fannie Mae REMIC Trust 2012-113 SG, 3.696%, (-1.000*US0001M + 6.100%), 10/25/2042	2,201,656	0.1
8,930,036	(5)	Fannie Mae REMIC Trust 2012-122 SB, 3.746%, (-1.000*US0001M + 6.150%), 11/25/2042	1,684,023	0.1
3,811,797	(5)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	344,780	0.0
3,922,600		Fannie Mae REMIC Trust 2012-131 BS, 2.472%, (-1.200*US0001M + 5.400%), 12/25/2042	3,652,157	0.1
14,154,276	(5)	Fannie Mae REMIC Trust 2012-137 SN, 3.696%, (-1.000*US0001M + 6.100%), 12/25/2042	2,465,180	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,686,977	(5)	Fannie Mae REMIC Trust 2012-15 SP, 4.216%, (-1.000*US0001M + 6.620%), 06/25/2040	$575,125	0.0
3,600,690	(5)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	597,419	0.0
685,349		Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/2042	731,202	0.0
11,190,666	(5)	Fannie Mae REMIC Trust 2013-60 DS, 3.796%, (-1.000*US0001M + 6.200%), 06/25/2033	1,911,472	0.1
8,924,159	(5)	Fannie Mae REMIC Trust 2013-9 DS, 3.746%, (-1.000*US0001M + 6.150%), 02/25/2043	1,964,364	0.1
298,950	(5)	Fannie Mae REMIC Trust 2013-9 SA, 3.746%, (-1.000*US0001M + 6.150%), 03/25/2042	45,724	0.0
3,628,789	(5)	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/2041	271,934	0.0
26,096,010	(5)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	5,695,010	0.2
4,153,524	(5)	Fannie Mae REMICS 2005-66 SY, 4.296%, (-1.000*US0001M + 6.700%), 07/25/2035	805,452	0.0
7,602,206	(5)	Fannie Mae REMICS 2006-120 QD, 2.296%, (-1.000*US0001M + 4.700%), 10/25/2036	776,993	0.0
3,422,550	(5)	Fannie Mae REMICS 2006-59 XS, 4.796%, (-1.000*US0001M + 7.200%), 07/25/2036	638,444	0.0
3,754,412	(5)	Fannie Mae REMICS 2007-53 SX, 3.696%, (-1.000*US0001M + 6.100%), 06/25/2037	689,024	0.0
1,508,115		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,670,499	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
103,000		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	$108,330	0.0
5,680,660	(5)	Fannie Mae REMICS 2011-149 ES, 3.596%, (-1.000*US0001M + 6.000%), 07/25/2041	637,094	0.0
1,180,640		Fannie Mae REMICS 2012-150 CS, 2.393%, (-1.500*US0001M + 6.000%), 01/25/2043	1,069,728	0.0
10,280,969	(5)	Fannie Mae REMICS 2016-93 SL, 4.246%, (-1.000*US0001M + 6.650%), 12/25/2046	1,846,270	0.1
2,165,367		Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	2,191,396	0.1
478,311		Fannie Mae REMICS 2018-27 EA, 3.000%, 05/25/2048	485,257	0.0
2,662,263		Fannie Mae REMICS 2018-64 ET, 3.000%, 09/25/2048	2,699,625	0.1
15,126,389	(5)	Fannie Mae REMICS 2019-18 SA, 3.646%, (-1.000*US0001M + 6.050%), 05/25/2049	2,506,606	0.1
11,497,514	(5)	First Horizon Alternative Mortgage Securities Trust 2005-FA10 1A2 1A2, 2.296%, (-1.000*US0001M + 4.700%), 01/25/2036	1,642,797	0.1
1,457,534	(1)(4)	Flagstar Mortgage Trust 2018-1 B1, 4.051%, 03/25/2048	1,542,238	0.0
1,554,703	(1)(4)	Flagstar Mortgage Trust 2018-1 B2, 4.051%, 03/25/2048	1,618,386	0.0
2,040,548	(1)(4)	Flagstar Mortgage Trust 2018-1 B3, 4.051%, 03/25/2048	2,081,545	0.1
1,758,795	(1)(4)	Flagstar Mortgage Trust 2018-2 B2, 4.066%, 04/25/2048	1,836,548	0.1
2,680,783	(1)(4)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	2,760,633	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,854,368	(5)	Freddie Mac 2815 GS, 3.606%, (-1.000*US0001M + 6.000%), 03/15/2034	$971,509	0.0
18,596,293		Freddie Mac 326 350, 3.500%, 03/15/2044	19,608,809	0.6
6,285		Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/2021	6,557	0.0
258,989		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	286,533	0.0
263,102		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	287,701	0.0
11,996		Freddie Mac REMIC Trust 2411 FJ, 2.744%, (US0001M + 0.350%), 12/15/2029	12,013	0.0
167,655		Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	185,167	0.0
400,908		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	447,238	0.0
379,241		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	390,938	0.0
336,511		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	375,755	0.0
57		Freddie Mac REMIC Trust 2559 PB, 5.500%, 08/15/2030	57	0.0
292,399		Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	327,646	0.0
414,555	(5)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	94,228	0.0
499,653		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	568,288	0.0
1,097,510		Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	1,232,480	0.0
931,182		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	1,009,581	0.0
1,092,431		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	1,178,359	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,432,119	(5)	Freddie Mac REMIC Trust 3045 DI, 4.336%, (-1.000*US0001M + 6.730%), 10/15/2035	$1,185,722	0.0
16,574		Freddie Mac REMIC Trust 3049 NA, 5.000%, 02/15/2035	16,579	0.0
3,033,552	(5)	Freddie Mac REMIC Trust 3064 SP, 4.206%, (-1.000*US0001M + 6.600%), 03/15/2035	229,767	0.0
427,952		Freddie Mac REMIC Trust 3065 DC, 12.677%, (-3.000*US0001M + 19.860%), 03/15/2035	589,964	0.0
967,103	(5)	Freddie Mac REMIC Trust 3102 IS, 15.788%, (-3.667*US0001M + 24.567%), 01/15/2036	486,986	0.0
3,447,691		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	3,777,275	0.1
1,943,824	(5)	Freddie Mac REMIC Trust 3170 SA, 4.206%, (-1.000*US0001M + 6.600%), 09/15/2033	356,140	0.0
1,273,835	(5)	Freddie Mac REMIC Trust 3171 PS, 4.091%, (-1.000*US0001M + 6.485%), 06/15/2036	197,972	0.0
1,698,551		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	1,910,672	0.1
418,608	(4)(5)	Freddie Mac REMIC Trust 3524 LA, 5.336%, 03/15/2033	463,276	0.0
121,814		Freddie Mac REMIC Trust 3556 NT, 5.494%, (US0001M + 3.100%), 03/15/2038	124,799	0.0
7,385,458	(5)	Freddie Mac REMIC Trust 3589 SB, 3.806%, (-1.000*US0001M + 6.200%), 10/15/2039	1,298,663	0.0
1,320,433	(5)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	186,136	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,746,832		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	$8,688,134	0.2
2,743,143		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	3,077,430	0.1
663,415	(5)	Freddie Mac REMIC Trust 3710 SL, 3.606%, (-1.000*US0001M + 6.000%), 05/15/2036	15,267	0.0
1,439,446		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	1,624,693	0.1
1,424,211	(5)	Freddie Mac REMIC Trust 3752 WS, 4.206%, (-1.000*US0001M + 6.600%), 12/15/2039	66,684	0.0
1,190,805		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	1,300,600	0.0
5,000,000	(5)	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/2038	374,699	0.0
2,021,808		Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	2,182,403	0.1
6,570,397	(5)	Freddie Mac REMIC Trust 3856 KS, 4.156%, (-1.000*US0001M + 6.550%), 05/15/2041	1,117,387	0.0
1,523,000		Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,715,314	0.1
2,558,019	(5)	Freddie Mac REMIC Trust 3925 SD, 3.656%, (-1.000*US0001M + 6.050%), 07/15/2040	277,358	0.0
12,313,986	(5)	Freddie Mac REMIC Trust 3925 SL, 3.656%, (-1.000*US0001M + 6.050%), 01/15/2041	1,401,881	0.0
3,568,351	(5)	Freddie Mac REMIC Trust 3936 GS, 4.306%, (-1.000*US0001M + 6.700%), 11/15/2025	169,519	0.0
15,114,851	(5)	Freddie Mac REMIC Trust 3951 SN, 4.156%, (-1.000*US0001M + 6.550%), 11/15/2041	3,104,376	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,754,017	(5)	Freddie Mac REMIC Trust 3984 NS, 4.206%, (-1.000*US0001M + 6.600%), 01/15/2040	$413,249	0.0
1,188,690		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	1,292,008	0.0
2,340,552		Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	2,773,646	0.1
2,213,994	(5)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	201,472	0.0
5,125,259	(5)	Freddie Mac REMIC Trust 4094 YS, 4.306%, (-1.000*US0001M + 6.700%), 04/15/2040	511,366	0.0
11,552,431	(5)	Freddie Mac REMIC Trust 4102 MS, 4.206%, (-1.000*US0001M + 6.600%), 09/15/2042	2,274,157	0.1
1,020,587	(5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	154,568	0.0
5,271,274		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	5,424,413	0.2
26,465,923		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	30,315,630	0.9
10,522,481	(5)	Freddie Mac REMIC Trust 4313 SD, 3.756%, (-1.000*US0001M + 6.150%), 03/15/2044	1,751,243	0.1
16,139,929	(5)	Freddie Mac REMIC Trust 4313 SE, 3.756%, (-1.000*US0001M + 6.150%), 03/15/2044	2,751,341	0.1
3,217,255	(5)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	344,372	0.0
1,739,983	(5)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	316,385	0.0
7,157,546		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	8,100,507	0.2
6,643,045	(5)	Freddie Mac REMIC Trust 4346 ST, 3.806%, (-1.000*US0001M + 6.200%), 07/15/2039	815,212	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,059,854		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	$12,522,092	0.4
6,110,684	(5)	Freddie Mac REMIC Trust 4386 LS, 3.706%, (-1.000*US0001M + 6.100%), 09/15/2044	1,079,120	0.0
10,261,254	(5)	Freddie Mac REMICS 3284 CI, 3.726%, (-1.000*US0001M + 6.120%), 03/15/2037	1,840,600	0.1
16,632,637	(5)	Freddie Mac REMICS 4675 KS, 3.606%, (-1.000*US0001M + 6.000%), 04/15/2047	3,235,379	0.1
619,050		Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	638,565	0.0
8,159,592		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	9,058,547	0.3
11,956,517	(5)	Freddie Mac Strips Series 311 S1, 3.556%, (-1.000*US0001M + 5.950%), 08/15/2043	2,218,289	0.1
1,012,951		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 6.404%, (US0001M + 4.000%), 08/25/2024	1,081,697	0.0
3,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 7.104%, (US0001M + 4.700%), 04/25/2028	3,449,590	0.1
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 6.254%, (US0001M + 3.850%), 03/25/2029	535,245	0.0
9,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.904%, (US0001M + 2.500%), 03/25/2030	10,133,743	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 5.054%, (US0001M + 2.650%), 12/25/2029	$6,353,899	0.2
7,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.754%, (US0001M + 2.350%), 04/25/2030	7,117,097	0.2
6,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 4.204%, (US0001M + 1.800%), 07/25/2030	5,975,539	0.2
1,300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.704%, (US0001M + 2.300%), 09/25/2030	1,306,447	0.0
315,301		Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	374,486	0.0
484,500		Freddie Mac Structured Pass Through Certificates T-62 1A1, 3.704%, (12MTA + 1.200%), 10/25/2044	489,537	0.0
58,866		Freddie Mac-Ginnie Mae Series 27 FC, 4.125%, (PRIME + (1.375)%), 03/25/2024	59,728	0.0
13,162,302	(5)	Ginnie Mae 2007-35 KY, 4.056%, (-1.000*US0001M + 6.450%), 06/16/2037	2,441,393	0.1
1,046,344		Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	1,014,196	0.0
1,109,934		Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	1,096,919	0.0
447,031		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	419,254	0.0
473,332		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	465,755	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
72,992		Ginnie Mae Series 2002-21 FV, 2.794%, (US0001M + 0.400%), 03/16/2032	$72,999	0.0
1,012,617	(5)	Ginnie Mae Series 2005-7 AH, 4.376%, (-1.000*US0001M + 6.770%), 02/16/2035	170,446	0.0
103,259		Ginnie Mae Series 2007-37 S, 16.521%, (-3.667*US0001M + 25.300%), 04/16/2037	113,246	0.0
463,273		Ginnie Mae Series 2007-8 SP, 14.322%, (-3.242*US0001M + 22.049%), 03/20/2037	691,470	0.0
2,821,628	(5)	Ginnie Mae Series 2008-35 SN, 4.017%, (-1.000*US0001M + 6.400%), 04/20/2038	406,840	0.0
1,507,750	(5)	Ginnie Mae Series 2008-40 PS, 4.106%, (-1.000*US0001M + 6.500%), 05/16/2038	268,076	0.0
11,316,809	(5)	Ginnie Mae Series 2009-106 SU, 3.817%, (-1.000*US0001M + 6.200%), 05/20/2037	2,045,624	0.1
3,702,480	(5)	Ginnie Mae Series 2009-25 KS, 3.817%, (-1.000*US0001M + 6.200%), 04/20/2039	642,252	0.0
1,891,256		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	2,074,099	0.1
2,441,632		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	2,699,234	0.1
1,097,539	(5)	Ginnie Mae Series 2009-33 SN, 3.917%, (-1.000*US0001M + 6.300%), 05/20/2039	45,908	0.0
11,552,753		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	13,294,919	0.4
950,462	(5)	Ginnie Mae Series 2009-43 HS, 3.817%, (-1.000*US0001M + 6.200%), 06/20/2038	35,572	0.0
2,856,295	(5)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	362,367	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,485,810	(5)	Ginnie Mae Series 2010-116 NS, 4.256%, (-1.000*US0001M + 6.650%), 09/16/2040	$417,286	0.0
6,855,476	(5)	Ginnie Mae Series 2010-116 SK, 4.237%, (-1.000*US0001M + 6.620%), 08/20/2040	1,288,419	0.0
11,408,325	(5)	Ginnie Mae Series 2010-149 HS, 3.706%, (-1.000*US0001M + 6.100%), 05/16/2040	1,211,892	0.0
4,064,393	(5)	Ginnie Mae Series 2010-4 SP, 4.106%, (-1.000*US0001M + 6.500%), 01/16/2039	466,646	0.0
4,450,476		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	4,838,328	0.1
2,543,164	(5)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	279,800	0.0
2,861,478	(5)	Ginnie Mae Series 2010-68 MS, 3.467%, (-1.000*US0001M + 5.850%), 06/20/2040	477,006	0.0
5,434,834	(5)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	1,255,091	0.0
3,878,827	(5)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	318,878	0.0
1,127,959	(5)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	113,624	0.0
73,113		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	80,826	0.0
5,653,986	(5)	Ginnie Mae Series 2011-80 KS, 4.287%, (-1.000*US0001M + 6.670%), 06/20/2041	1,208,013	0.0
1,194,684	(5)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	97,072	0.0
140,821		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	143,227	0.0
14,928,422	(5)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	2,953,336	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,729,150	(5)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	$2,584,596	0.1
12,858,272		Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	12,975,393	0.4
10,363,708	(5)	Ginnie Mae Series 2014-3 SU, 3.667%, (-1.000*US0001M + 6.050%), 07/20/2039	1,782,545	0.1
1,331,751		Ginnie Mae Series 2014-43 Z, 4.000%, 03/20/2044	1,524,381	0.0
12,724,401	(5)	Ginnie Mae Series 2014-55 MS, 3.806%, (-1.000*US0001M + 6.200%), 04/16/2044	2,317,257	0.1
14,932,076	(5)	Ginnie Mae Series 2014-56 SP, 3.806%, (-1.000*US0001M + 6.200%), 12/16/2039	2,241,606	0.1
11,403,200	(5)	Ginnie Mae Series 2014-58 CS, 3.206%, (-1.000*US0001M + 5.600%), 04/16/2044	1,799,192	0.1
14,396,797	(5)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	3,505,522	0.1
5,646,892	(5)	Ginnie Mae Series 2014-99 S, 3.217%, (-1.000*US0001M + 5.600%), 06/20/2044	1,020,733	0.0
4,102,380		Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	4,200,538	0.1
5,030,611		Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	5,185,680	0.2
73,883		HarborView Mortgage Loan Trust 2005-2 2A1A, 2.830%, (US0001M + 0.440%), 05/19/2035	71,830	0.0
304,311		HomeBanc Mortgage Trust 2004-1 2A, 3.264%, (US0001M + 0.860%), 08/25/2029	294,642	0.0
3,000,000		HomeBanc Mortgage Trust 2005-4 M1, 2.874%, (US0001M + 0.470%), 10/25/2035	3,005,674	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,428,658		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.614%, (US0001M + 0.210%), 04/25/2046	$3,234,659	0.1
2,832,427		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.614%, (US0001M + 0.210%), 02/25/2046	2,426,578	0.1
15,542	(4)	JP Morgan Mortgage Trust 2005-A1 6T1, 4.724%, 02/25/2035	15,746	0.0
132,360	(4)	JP Morgan Mortgage Trust 2007-A1 5A5, 4.697%, 07/25/2035	138,829	0.0
4,483,459	(1)(4)	JP Morgan Mortgage Trust 2017-4 B1, 3.963%, 11/25/2048	4,664,906	0.1
1,645,306	(1)(4)	JP Morgan Mortgage Trust 2017-4 B2, 3.963%, 11/25/2048	1,688,371	0.1
1,067,504	(1)(4)	JP Morgan Mortgage Trust 2017-6 B3, 3.840%, 12/25/2048	1,059,290	0.0
1,650,388	(1)(4)	JP Morgan Mortgage Trust 2018-1 B1, 3.765%, 06/25/2048	1,723,488	0.1
1,650,388	(1)(4)	JP Morgan Mortgage Trust 2018-1 B2, 3.765%, 06/25/2048	1,694,203	0.1
2,038,714	(1)(4)	JP Morgan Mortgage Trust 2018-1 B3, 3.765%, 06/25/2048	2,040,247	0.1
1,461,818	(1)(4)	JP Morgan Mortgage Trust 2018-3 B1, 3.778%, 09/25/2048	1,504,254	0.0
1,315,689	(1)(4)	JP Morgan Mortgage Trust 2018-4 B1, 3.791%, 10/25/2048	1,355,587	0.0
932,082	(1)(4)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	953,553	0.0
5,198,589,974	(1)(5)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	7,409,031	0.2
9,281,550	(5)	Lehman Mortgage Trust 2006-9 2A5, 4.216%, (-1.000*US0001M + 6.620%), 01/25/2037	2,377,293	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,679,376		Lehman XS Trust Series 2005-5N 1A2, 2.764%, (US0001M + 0.360%), 11/25/2035	$2,581,277	0.1
653,613		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 2.784%, (US0001M + 0.380%), 08/25/2035	656,970	0.0
17,415		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 4A, 2.654%, (US0001M + 0.250%), 11/25/2035	17,258	0.0
31,074		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 2.654%, (US0001M + 0.250%), 11/25/2035	29,693	0.0
2,000,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 4.204%, (US0001M + 1.800%), 09/25/2035	1,972,376	0.1
1,623,043		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	1,334,363	0.0
1,682,673	(1)(4)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,805,368	0.1
21,009	(1)(4)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	21,578	0.0
1,451,176	(1)	RBSSP Resecuritization Trust 2011-3 2A1, 2.680%, (US0001M + 0.250%), 02/26/2037	1,445,132	0.0
62,448		Sequoia Mortgage Trust 2003-4 2A1, 2.733%, (US0001M + 0.350%), 07/20/2033	61,417	0.0
40,246	(4)	Sequoia Mortgage Trust 2005-4 2A1, 4.807%, 04/20/2035	42,554	0.0
1,362,440	(1)(4)	Sequoia Mortgage Trust 2014-3 B3, 3.931%, 10/25/2044	1,419,953	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,339,835	(1)(4)	Sequoia Mortgage Trust 2014-4 B3, 3.859%, 11/25/2044	$1,388,891	0.0
1,164,988	(1)(4)	Sequoia Mortgage Trust 2015-2 B3, 3.741%, 05/25/2045	1,147,479	0.0
1,277,351	(1)(4)	Sequoia Mortgage Trust 2015-3 B3, 3.712%, 07/25/2045	1,245,733	0.0
2,900,000	(1)(4)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	3,017,449	0.1
1,493,192	(1)(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	1,535,717	0.1
4,873,897	(1)(4)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.499%, 02/25/2048	5,203,279	0.2
280,683		Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 2.640%, (US0001M + 0.250%), 07/19/2035	277,356	0.0
125,714		Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 2.640%, (US0001M + 0.250%), 07/19/2035	124,755	0.0
1,200,000	(1)(4)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	1,204,887	0.0
1,300,000	(1)(4)	Verus Securitization Trust 2018-1 B1, 3.801%, 01/25/2058	1,316,187	0.1
9,203		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 2.345%, (COF 11 + 1.250%), 02/27/2034	9,190	0.0
31,849		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 3.904%, (12MTA + 1.400%), 08/25/2042	31,210	0.0
42,819		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 3.044%, (US0001M + 0.640%), 01/25/2045	43,019	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
997,136	(4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.334%, 10/25/2036	$933,421	0.0
353,106		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.595%, (COF 11 + 1.500%), 07/25/2046	339,666	0.0
68,065,433	(4)(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.565%, 08/25/2045	2,452,990	0.1
2,264,912		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.894%, (US0001M + 0.490%), 10/25/2045	2,289,676	0.1
841,839	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.915%, 10/25/2036	826,464	0.0
1,534,592	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.834%, 12/25/2036	1,449,786	0.0
2,863,770	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.910%, 08/25/2046	2,770,188	0.1
3,637,076	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.566%, 04/25/2037	3,345,471	0.1
2,294,167	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.597%, 07/25/2037	2,095,113	0.1
3,307,499		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	3,092,642	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
291,029		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	$285,778	0.0
1,998,393		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 2.504%, (US0001M + 0.100%), 12/25/2036	1,414,375	0.0
4,724,694		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 3.464%, (12MTA + 0.960%), 08/25/2046	3,546,350	0.1
2,099,476		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.834%, (US0001M + 0.430%), 06/25/2037	1,730,265	0.1
39,420	(4)	Wells Fargo Mortgage Backed Securities 2004-CC A1, 4.986%, 01/25/2035	40,852	0.0
68,301	(4)	Wells Fargo Mortgage Backed Securities 2004-EE 2A1, 4.959%, 12/25/2034	71,011	0.0
203,114	(4)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 5.095%, 05/25/2035	211,475	0.0
72,527	(4)	Wells Fargo Mortgage Backed Securities 2005-AR9 2A1, 4.703%, 10/25/2033	74,563	0.0
1,013,675	(4)	Wells Fargo Mortgage Backed Securities 2006-AR2 2A5, 4.991%, 03/25/2036	1,016,194	0.0
577,025	(4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 5.222%, 04/25/2036	573,872	0.0
1,071,073	(1)(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.788%, 08/20/2045	1,085,059	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,831,766		Other Securities	$7,689,264	0.2
		Total Collateralized Mortgage Obligations (Cost $611,652,996)	636,089,666	17.7
MUNICIPAL BONDS: 0.1%
		California: 0.1%
1,600,000		Other Securities	2,191,117	0.1
		Total Municipal Bonds (Cost $1,603,006)	2,191,117	0.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 22.4%
		Federal Home Loan Mortgage Corporation: 5.6%(6)
13,688,240		3.000%, 10/01/2046	13,896,809	0.4
10,432,063		3.000%, 10/01/2046	10,642,613	0.3
11,622,252		3.000%, 03/01/2048	11,799,008	0.3
18,977,605		3.000%, 08/01/2048	19,266,271	0.5
13,061,541		3.500%, 01/01/2045	13,479,401	0.4
9,218,963		3.500%, 12/01/2046	9,533,828	0.3
23,496,878		3.500%, 03/01/2048	24,391,710	0.7
83,792		4.101%, 09/01/2035	86,673	0.0
683,851		4.579%, 06/01/2035	719,216	0.0
27,334		4.680%, 11/01/2035	28,850	0.0
3,819		4.691%, 06/01/2024	3,997	0.0
13,935		4.722%, 11/01/2031	14,681	0.0
205,423		4.759%, 01/01/2029	212,570	0.0
5,188		4.763%, 04/01/2032	5,468	0.0
3,342		4.889%, 03/01/2036	3,535	0.0
93,342,088		2.500%-6.500%, 09/01/2019-06/01/2048	97,382,892	2.7
			201,467,522	5.6
		Federal National Mortgage Association: 0.1%(6)
2,251,741		3.449%-4.835%, 09/01/2031-10/01/2044	2,338,980	0.1
		Government National Mortgage Association: 2.2%
9,261,307		3.000%, 01/20/2048	9,473,840	0.3
10,339,267		3.500%, 11/20/2046	10,694,367	0.3
25,341,478		3.500%, 02/20/2048	26,062,743	0.7
29,598,150	(4)	3.500%-5.500%, 11/15/2035-10/20/2060	31,025,405	0.9
			77,256,355	2.2
		Uniform Mortgage-Backed Security: 14.5%
14,786,020		3.000%, 07/01/2043	15,038,675	0.4
11,089,829		3.000%, 04/01/2045	11,306,560	0.3
12,498,866		3.000%, 01/01/2047	12,648,121	0.4
100,504,000	(7)	3.000%, 08/01/2048	101,244,804	2.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Security (continued)
31,322,449		3.500%, 08/01/2046	$32,592,257	0.9
9,487,254		3.500%, 09/01/2047	9,767,006	0.3
14,572,034		3.500%, 07/01/2048	15,117,627	0.4
18,191,000	(7)	3.500%, 07/25/2049	18,593,192	0.5
10,559,600		4.000%, 12/01/2039	11,134,663	0.3
9,077,839		4.000%, 02/01/2046	9,564,025	0.3
13,897,073		4.000%, 09/01/2048	14,499,567	0.4
62,315,000	(7)	4.000%, 07/25/2049	64,395,006	1.8
194,447,772	(7)	2.500%-7.500%, 08/01/2019-07/25/2049	205,818,626	5.7
			521,720,129	14.5
		Total U.S. Government Agency Obligations (Cost $789,575,316)	802,782,986	22.4
SOVEREIGN BONDS: 0.1%
5,365,000		Other Securities	5,387,832	0.1
		Total Sovereign Bonds (Cost $5,365,000)	5,387,832	0.1
CONVERTIBLE BONDS/NOTES: 0.1%
		Financial: 0.1%
2,440,000		Other Securities	2,481,342	0.1
		Total Convertible Bonds/Notes (Cost $2,425,507)	2,481,342	0.1
U.S. TREASURY OBLIGATIONS: 5.2%
		U.S. Treasury Bonds: 1.7%
27,708,000	(2)	2.375%, 05/15/2029	28,620,957	0.8
31,977,300	(2)	3.000%, 02/15/2049	35,076,350	0.9
			63,697,307	1.7
		U.S. Treasury Notes: 3.5%
32,816,000		1.750%, 06/15/2022	32,853,815	0.9
35,664,000		2.125%, 05/31/2021	35,900,135	1.0
40,458,000		2.125%, 05/31/2026	41,112,282	1.2
14,808,000	(2)	1.625%-2.375%, 04/30/2021-04/30/2026	14,880,072	0.4
			124,746,304	3.5
		Total U.S. Treasury Obligations (Cost $186,237,893)	188,443,611	5.2
ASSET-BACKED SECURITIES: 8.2%
		Automobile Asset-Backed Securities: 0.2%
1,750,000	(1)	OSCAR US Funding Trust VII LLC 2017-2A A4, 2.760%, 12/10/2024	1,768,661	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities (continued)
889,220	(1)	OSCAR US Funding Trust VIII LLC 2018-1A A2A, 2.910%, 04/12/2021	$890,325	0.0
1,850,000	(1)	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/2021	1,849,424	0.0
1,250,000	(1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,282,190	0.0
1,800,000		Other Securities	1,850,219	0.1
			7,640,819	0.2
		Home Equity Asset-Backed Securities: 0.3%
1,299,710		Home Equity Asset Trust 2005-2 M5, 3.499%, (US0001M + 1.095%), 07/25/2035	1,314,804	0.0
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 3.319%, (US0001M + 0.915%), 03/25/2035	2,417,869	0.1
532,777		New Century Home Equity Loan Trust 2005-2 M3, 3.139%, (US0001M + 0.735%), 06/25/2035	533,943	0.0
61,477		Renaissance Home Equity Loan Trust 2003-2 A, 3.284%, (US0001M + 0.880%), 08/25/2033	61,747	0.0
59,595		Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 2.484%, (US0001M + 0.080%), 11/25/2036	23,176	0.0
3,384,030		WaMu Asset-Backed Certificates WaMu Series 2007-HE4 2A3 Trust, 2.574%, (US0001M + 0.170%), 07/25/2047	2,373,170	0.1
2,480,636		Other Securities	2,624,332	0.1
			9,349,041	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: 7.0%
1,386,459	(1)(8)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 0), 04/25/2057	$1,391,903	0.0
1,585,748	(1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	1,615,427	0.0
1,874,003	(1)(4)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	1,914,357	0.1
4,090,000	(1)	ALM VIII Ltd. 2013-8A A1R, 4.087%, (US0003M + 1.490%), 10/15/2028	4,092,879	0.1
2,497,699	(1)(4)(5)(9)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	—	—
8,000,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 3.827%, (US0003M + 1.230%), 01/15/2030	7,803,512	0.2
3,470,000	(1)	Babson CLO Ltd. 2017-1A A2, 3.951%, (US0003M + 1.350%), 07/18/2029	3,418,474	0.1
4,393,000	(1)	Babson CLO Ltd. 2018-3A A2, 3.892%, (US0003M + 1.300%), 07/20/2029	4,339,853	0.1
1,600,000	(1)	Bain Capital Credit CLO 2017-1A A2, 3.942%, (US0003M + 1.350%), 07/20/2030	1,599,968	0.0
1,221,553	(4)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.862%, 10/25/2036	1,246,893	0.0
9,020,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 3.847%, (US0003M + 1.250%), 07/15/2029	9,020,081	0.3
5,070,000	(1)	BlueMountain CLO 2015-1A BR, 5.097%, (US0003M + 2.500%), 04/13/2027	5,071,998	0.1
4,570,000	(1)	Burnham Park Clo Ltd. 2016-1A A, 4.022%, (US0003M + 1.430%), 10/20/2029	4,584,958	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
4,000,000	(1)	Carbone CLO Ltd 2017-1A A1, 3.732%, (US0003M + 1.140%), 01/20/2031	$3,980,088	0.1
2,400,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 3.718%, (US0003M + 1.130%), 04/17/2031	2,323,781	0.1
60,857		Chase Funding Trust Series 2002-4 2A1, 3.144%, (US0001M + 0.740%), 10/25/2032	61,225	0.0
106,708		Chase Funding Trust Series 2003-5 2A2, 3.004%, (US0001M + 0.600%), 07/25/2033	105,024	0.0
3,750,000	(1)	CIFC Funding 2013-2A A1LR, 3.811%, (US0003M + 1.210%), 10/18/2030	3,741,443	0.1
2,766,000	(1)	Cole Park CLO Ltd. 2015-1A CR, 4.592%, (US0003M + 2.000%), 10/20/2028	2,765,925	0.1
257,564		Countrywide Asset-Backed Certificates 2006-26 2A3, 2.574%, (US0001M + 0.170%), 06/25/2037	257,718	0.0
6,887,699		Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 2.554%, (US0001M + 0.150%), 10/25/2036	5,918,268	0.2
950,000	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	984,114	0.0
500,000	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	515,831	0.0
12,160,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 3.807%, (US0003M + 1.210%), 10/15/2030	12,159,818	0.3
1,396,500	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,457,820	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
1,200,000	(1)	Dryden 55 CLO Ltd. 2018-55A A1, 3.617%, (US0003M + 1.020%), 04/15/2031	$1,193,448	0.0
8,610,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 3.947%, (US0003M + 1.350%), 04/15/2028	8,564,169	0.3
7,460,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.718%, (US0003M + 1.200%), 08/15/2030	7,461,313	0.2
3,662,325	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,807,361	0.1
4,250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.801%, (US0003M + 1.220%), 07/24/2030	4,249,210	0.1
2,100,000	(1)	Gilbert Park CLO Ltd. 2017-1A A, 3.787%, (US0003M + 1.190%), 10/15/2030	2,096,690	0.1
128,745		GSAMP Trust 2007-FM1 A2A, 2.474%, (US0001M + 0.070%), 12/25/2036	75,783	0.0
2,845,719	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	3,004,306	0.1
4,300,000	(1)(7)	KKR CLO 21 A Ltd., 3.597%, (US0003M + 1.000%), 04/15/2031	4,259,997	0.1
10,000,000	(1)	LCM 26A A2 Ltd., 3.842%, (US0003M + 1.250%), 01/20/2031	9,882,670	0.3
1,308,000	(1)	LCM XIV L.P. 14A AR, 3.621%, (US0003M + 1.040%), 07/20/2031	1,292,293	0.0
6,690,000	(1)	LCM XXIII Ltd. 23A A1, 3.992%, (US0003M + 1.400%), 10/20/2029	6,713,897	0.2
58,753		Long Beach Mortgage Loan Trust 2004-4 1A1, 2.964%, (US0001M + 0.560%), 10/25/2034	57,785	0.0
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
2,120,000	(1)	Madison Park Funding XV Ltd. 2014-15A B1R, 4.782%, (US0003M + 2.200%), 01/27/2026	$2,119,985	0.1
1,500,000	(1)	Marlette Funding Trust 2018-1A C, 3.690%, 03/15/2028	1,508,760	0.0
1,750,000	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	1,778,671	0.1
2,885,439	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	2,980,417	0.1
1,500,000	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,519,177	0.0
3,399,658	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	3,459,440	0.1
4,510,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.912%, (US0003M + 1.320%), 03/17/2030	4,521,685	0.1
3,000,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 3.947%, (US0003M + 1.350%), 07/15/2029	2,983,182	0.1
2,250,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.972%, (US0003M + 1.375%), 07/15/2029	2,208,877	0.1
4,000,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.942%, (US0003M + 1.350%), 07/19/2030	3,921,428	0.1
7,070,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 3.928%, (US0003M + 1.410%), 08/15/2029	7,090,326	0.2
1,375,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.862%, (US0003M + 1.270%), 07/20/2030	1,374,993	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
4,070,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.942%, (US0003M + 1.350%), 07/20/2030	$4,047,493	0.1
3,000,000	(1)	Palmer Square CLO 2018-1A A1 Ltd., 3.631%, (US0003M + 1.030%), 04/18/2031	2,970,117	0.1
5,700,000	(1)	Palmer Square Loan Funding 2017-1A C Ltd., 5.397%, (US0003M + 2.800%), 10/15/2025	5,666,273	0.2
2,000,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.447%, (US0003M + 1.850%), 04/15/2026	1,919,496	0.1
900,000	(1)(7)	Palmer Square Loan Funding 2018-2A C Ltd., 4.547%, (US0003M + 1.950%), 07/15/2026	872,346	0.0
2,044,878		Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 3.484%, (US0001M + 1.080%), 03/25/2035	2,052,537	0.1
8,200,000	(1)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	8,203,524	0.2
4,375,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	4,457,467	0.1
1,500,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	1,544,951	0.1
3,200,000	(1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	3,333,416	0.1
1,000,000	(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	1,019,309	0.0
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
1,954,698	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	$2,105,842	0.1
10,200,000	(1)	Symphony CLO Ltd. 2012-9A AR, 4.051%, (US0003M + 1.450%), 10/16/2028	10,214,678	0.3
3,930,000	(1)	Symphony CLO XIV Ltd. 2014-14A C1R, 5.097%, (US0003M + 2.500%), 07/14/2026	3,930,122	0.1
1,791,000	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,893,594	0.1
5,500,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	5,803,229	0.2
2,400,000	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 3.831%, (US0003M + 1.230%), 10/18/2030	2,388,038	0.1
9,500,000	(1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 3.769%, (US0003M + 1.190%), 11/01/2031	9,502,328	0.2
1,500,000	(1)(4)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	1,525,484	0.0
6,300,000	(1)(4)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	6,081,783	0.2
1,674,500	(1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	1,686,205	0.1
1,479,292		Other Securities	1,502,550	0.0
			251,218,003	7.0
		Student Loan Asset-Backed Securities: 0.7%
1,250,000	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	1,258,986	0.0
1,800,000	(1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	1,872,460	0.1
1,333,791	(1)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	1,351,796	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities (continued)
1,899,257	(1)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	$1,926,645	0.1
489,128	(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	496,028	0.0
750,000	(1)	Navient Private Education Loan Trust 2014-AA A3, 3.994%, (US0001M + 1.600%), 10/15/2031	766,105	0.0
2,000,000	(1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	2,062,538	0.1
1,550,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,506,983	0.0
1,500,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,511,444	0.1
184,624	(1)	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	185,149	0.0
2,500,000	(1)(4)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,539,539	0.1
2,100,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	2,151,572	0.0
2,200,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,268,869	0.1
5,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	5,205,622	0.1
1,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,045,607	0.0
			26,149,343	0.7
		Total Asset-Backed Securities (Cost $291,697,305)	294,357,206	8.2

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 6.0%
4,000,000	(1)(4)	BAMLL Commercial Mortgage Securities Trust 2016-ISQ C, 3.727%, 08/14/2034	$4,119,830	0.1
12,780,821	(4)(5)	BANK 2019-BNK16 XA, 1.130%, 02/15/2052	941,199	0.0
1,920,000	(1)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	1,727,167	0.1
41,328,560	(4)(5)	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.674%, 02/15/2050	3,653,259	0.1
22,800,000	(1)(4)(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	821,272	0.0
19,717,678	(4)(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.215%, 03/15/2052	1,640,341	0.1
1,870,000	(1)	CAMB Commercial Mortgage Trust 2019-LIFE D, 4.144%, (US0001M + 1.750%), 12/15/2037	1,885,305	0.0
3,070,000	(1)	CAMB Commercial Mortgage Trust 2019-LIFE F, 4.944%, (US0001M + 2.550%), 12/15/2037	3,107,577	0.1
20,212,616	(4)(5)	CD 2016-CD1 Mortgage Trust XA, 1.552%, 08/10/2049	1,539,231	0.0
3,951,241	(1)(4)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.272%, 04/15/2044	3,587,720	0.1
4,120,000	(1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	3,566,843	0.1
3,570,000	(4)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.412%, 09/15/2050	3,683,899	0.1
35,702,889	(4)(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.065%, 09/15/2050	2,200,730	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
58,871,469	(4)(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.759%, 06/10/2051	$2,975,617	0.1
2,101,000	(1)(4)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.236%, 11/10/2051	2,240,632	0.1
17,293,907	(4)(5)	COMM 2012-CR1 XA, 2.039%, 05/15/2045	748,932	0.0
14,375,091	(4)(5)	COMM 2012-CR2 XA, 1.806%, 08/15/2045	585,855	0.0
25,415,862	(4)(5)	COMM 2012-CR3 XA, 2.024%, 10/15/2045	1,238,647	0.0
65,166,000	(1)(4)(5)	COMM 2012-CR4 XB, 0.741%, 10/15/2045	1,249,988	0.1
20,877,629	(4)(5)	COMM 2012-CR5 XA, 1.686%, 12/10/2045	911,290	0.0
28,360,971	(1)(4)(5)	COMM 2012-LC4 XA, 2.290%, 12/10/2044	1,232,256	0.0
76,061,559	(4)(5)	COMM 2014-UBS2 XA, 1.367%, 03/10/2047	3,311,827	0.1
214,711,000	(1)(4)(5)	COMM 2014-UBS2 XB, 0.203%, 03/10/2047	1,432,251	0.1
1,640,000	(4)	COMM 2015-CCRE26 D Mortgage Trust, 3.632%, 10/10/2048	1,527,620	0.1
910,000	(4)	COMM 2016-COR1 C, 4.531%, 10/10/2049	947,919	0.0
82,102,520	(4)(5)	COMM 2016-CR28 XA, 0.742%, 02/10/2049	2,797,684	0.1
4,620,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 E, 4.544%, (US0001M + 2.150%), 05/15/2036	4,642,751	0.1
7,580,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 5.044%, (US0001M + 2.650%), 05/15/2036	7,624,824	0.2
10,080,000	(4)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	11,030,737	0.3
3,943,000		CSAIL 2019-C15 A4 Commercial Mortgage Trust, 4.053%, 03/15/2052	4,340,965	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,247,076	(1)(4)	DBUBS 2011-LC2 E Mortgage Trust, 5.714%, 07/10/2044	$3,294,994	0.1
25,240,886	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.553%, 02/25/2020	750,298	0.0
20,760,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.445%, 08/25/2020	1,026,977	0.0
36,470,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.938%, 05/25/2040	1,838,165	0.1
44,906,765	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.376%, 08/25/2022	1,503,663	0.1
22,000,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.719%, 06/25/2041	1,264,091	0.0
27,650,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.649%, 05/25/2041	1,513,788	0.1
10,700,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	750,208	0.0
44,678,501	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K055 X1, 1.499%, 03/25/2026	3,442,599	0.1
4,425,044	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.686%, 07/25/2019	929	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
32,831,356	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.425%, 11/25/2019	$107,194	0.0
565,431,437	(1)(5)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	1,067,930	0.0
2,920,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR E, 3.944%, (US0001M + 1.550%), 07/15/2035	2,910,230	0.1
7,600,000	(1)(4)	GS Mortgage Securities Trust 2010-C2 D, 5.353%, 12/10/2043	7,839,230	0.2
4,400,000	(1)(4)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	4,306,171	0.1
28,442,385	(4)(5)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.360%, 05/10/2045	1,096,221	0.0
3,070,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	2,550,940	0.1
30,902,156	(4)(5)	GS Mortgage Securities Trust 2013-GC16 XA, 1.217%, 11/10/2046	1,194,526	0.0
46,946,655	(4)(5)	GS Mortgage Securities Trust 2014-GC22 XA, 1.144%, 06/10/2047	1,593,947	0.1
6,930,000	(1)(4)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	6,950,430	0.2
5,310,000	(1)(4)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	5,197,518	0.1
3,000,000	(1)	GS Mortgage Securities Corp. Trust 2018-LUAU D, 4.394%, (US0001M + 2.000%), 11/15/2032	2,998,414	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000	(1)	GS Mortgage Securities Corp. Trust 2018-LUAU E, 4.944%, (US0001M + 2.550%), 11/15/2032	$3,014,810	0.1
6,570,000	(1)(9)	Hudson Yards 2019-30HY A Mortgage Trust, 3.228%, 06/10/2037	6,766,584	0.2
23,450,000	(1)(4)(5)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.420%, 12/15/2047	260,733	0.0
489,756	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.536%, 06/12/2041	493,236	0.0
30,522,404	(4)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.659%, 06/15/2045	890,598	0.0
46,335,180	(4)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.881%, 12/15/2049	1,652,391	0.1
2,600,000	(1)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.372%, 11/15/2045	2,728,730	0.1
1,560,000	(1)(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 D, 4.051%, 01/15/2048	1,502,856	0.0
2,584,669	(4)(5)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.254%, 10/15/2048	100,137	0.0
6,560,000		JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	7,230,873	0.2
1,000,000	(1)	KNDL 2019-KNSQ F Mortgage Trust, 4.394%, (US0001M + 2.000%), 05/15/2036	999,984	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,533,879	(1)(4)	LB-UBS Commercial Mortgage Trust 2005-C1 H, 5.973%, 02/15/2040	$1,540,328	0.1
1,907,348	(1)(4)(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.900%, 11/15/2038	9,639	0.0
9,965,070	(1)(4)(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.900%, 11/15/2038	50,358	0.0
1,000,000	(1)(4)	Morgan Stanley Capital I Trust 2005-T19 G, 5.894%, 06/12/2047	1,013,304	0.0
2,375,000	(1)(4)	Morgan Stanley Capital I Trust 2011-C1 D, 5.554%, 09/15/2047	2,471,854	0.1
3,890,000	(1)(4)	Morgan Stanley Capital I Trust 2016-BNK2 E, 4.037%, 11/15/2049	3,193,776	0.1
3,943,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	4,140,945	0.1
79,143,833	(4)(5)	UBS Commercial Mortgage Trust 2017-C5, 1.165%, 11/15/2050	4,809,594	0.2
24,110,498	(1)(4)(5)	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 1.996%, 08/10/2049	1,196,158	0.0
30,995,864	(4)(5)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.234%, 12/15/2047	1,333,544	0.0
4,580,000		Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	5,103,795	0.1
1,630,000	(1)(4)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.858%, 11/15/2044	1,673,037	0.1
20,380,040	(1)(4)(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.988%, 08/15/2045	904,615	0.0
9,020,000	(1)(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.407%, 03/15/2045	7,743,636	0.2
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
53,388,860	(1)(4)(5)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.408%, 03/15/2048	$1,933,718	0.1
17,548,082		Other Securities	18,956,833	0.5
		Total Commercial Mortgage-Backed Securities (Cost $214,735,507)	216,228,697	6.0

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 17.6%
	Affiliated Investment Companies: 17.6%
8,728,220	Voya Emerging Markets Corporate Debt Fund - Class P	87,282,202	2.4
13,192,259	Voya Emerging Markets Hard Currency Debt Fund - Class P	129,020,296	3.6
7,823,305	Voya Emerging Markets Local Currency Debt Fund - Class P	57,031,897	1.6
2,633,805	Voya Floating Rate Fund - Class P	25,179,179	0.7
8,197,086	Voya High Yield Bond Fund - Class P	65,330,775	1.8
13,719,725	Voya Investment Grade Credit Fund - Class P	151,877,356	4.3
11,119,408	Voya Securitized Credit Fund - Class P	115,308,265	3.2
	Total Mutual Funds (Cost $633,419,501)	631,029,970	17.6

	Value	Percentage of Net Assets
PURCHASED OPTIONS(10): 0.0%
Total Purchased Options (Cost $524,401)	204,782	0.0
Total Long-Term Investments (Cost $3,682,319,961)	3,760,937,039	104.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
		Commercial Paper: 0.3%
3,000,000		Autozone Inc, 2.500%, 07/02/2019	$2,999,165	0.1
4,500,000		Duke Energy, 2.500%, 07/03/2019	4,498,433	0.1
3,000,000		PPG Industries, Inc, 2.600%, 07/15/2019	2,996,426	0.1
			10,494,024	0.3
		Floating Rate Notes: 0.6%
900,000	(11)	Bank Of America Corp., 2.500%, 11/12/2019	899,910	0.1
300,000	(11)	Bank Of America Corp., 2.520%, 11/07/2019	300,042	0.0
781,000	(11)	Bedford Row Funding, 2.500%, 11/25/2019	781,110	0.0
300,000	(11)	BNP Paribas, 2.510%, 11/14/2019	300,052	0.0
600,000	(11)	Crédit Agricole Group, 2.550%, 11/07/2019	600,147	0.0
300,000	(11)	DNB ASA, 2.530%, 11/04/2019	300,040	0.0
1,000,000	(11)	HSBC Holdings PLC, 2.540%, 11/08/2019	1,000,245	0.0
800,000	(11)	J.P. Morgan Securities LLC, 2.510%, 11/08/2019	800,108	0.0
800,000	(11)	Lloyds Bank PLC, 2.530%, 11/08/2019	800,167	0.0
1,100,000	(11)	Lloyds Bank PLC, 2.530%, 11/13/2019	1,100,235	0.1
900,000	(11)	Mitsubishi UFJ Financial Group, Inc., 2.500%, 11/18/2019	900,094	0.1
400,000	(11)	Mitsubishi UFJ Financial Group, Inc., 2.540%, 11/07/2019	400,057	0.0
1,000,000	(11)	Mizuho Financial Group Inc., 2.500%, 11/20/2019	1,000,124	0.0
1,000,000	(11)	Mizuho Financial Group Inc., 2.520%, 11/27/2019	1,000,143	0.1
900,000	(11)	National Australia Bank Ltd., 2.470%, 11/15/2019	900,050	0.0
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
700,000	(11)	National Bank Of Canada, 2.520%, 11/06/2019	$700,104	0.0
800,000	(11)	Natixis S.A., 2.510%, 11/08/2019	800,108	0.0
500,000	(11)	Oversea-Chinese Banking Corp., Ltd., 2.530%, 10/07/2019	500,039	0.0
800,000	(11)	Skandinaviska Enskilda Banken AB, 2.510%, 11/08/2019	800,167	0.1
700,000	(11)	Skandinaviska Enskilda Banken AB, 2.510%, 11/13/2019	700,150	0.0
950,000	(11)	Societe Generale, 2.560%, 12/02/2019	950,238	0.0
1,000,000	(11)	State Street Bank & Trust Co., 2.480%, 11/15/2019	1,000,078	0.0
600,000	(11)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 09/09/2019	600,105	0.0
1,000,000	(11)	The Sumitomo Mitsui Financial Group, 2.500%, 11/18/2019	999,887	0.1
800,000	(11)	The Sumitomo Mitsui Financial Group, 2.530%, 11/08/2019	799,932	0.0
300,000	(11)	The Sumitomo Mitsui Financial Group, 2.550%, 11/05/2019	299,976	0.0
700,000	(11)	Toronto-Dominion Bank, 2.480%, 11/18/2019	700,064	0.0
900,000	(11)	U.S. Bancorp, 2.480%, 11/25/2019	900,127	0.0
916,000	(11)	Wells Fargo & Co., 2.530%, 11/04/2019	916,223	0.0
			21,749,722	0.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: 2.6%
27,116,012	(11)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $27,121,584, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $27,658,332, due 06/01/46-07/01/49)	$27,116,012	0.8
27,116,012	(11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $27,121,651, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $27,658,332, due 06/30/19-05/20/69)	27,116,012	0.8
27,116,012	(11)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $27,121,584, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $27,658,333, due 07/02/19-01/20/63)	27,116,012	0.7
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
7,158,980	(11)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $7,160,469, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $7,302,160, due 07/31/19-06/30/22)	$7,158,980	0.2
5,079,646	(11)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/19, 2.70%, due 07/01/19 (Repurchase Amount $5,080,773, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,181,920, due 07/01/19-09/09/49)	5,079,646	0.1
			93,586,662	2.6
		Certificates of Deposit: 0.0%
1,100,000	(11)	Landesbank Baden-Wurttemberg, 2.530%, 08/12/2019 (Cost $1,100,223)	1,100,223	0.0
Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.2%
5,502,000	(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $5,502,000)	5,502,000	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $132,434,736)	$132,432,631	3.7
Total Investments in Securities (Cost $3,814,754,697)	$3,893,369,670	108.5
Liabilities in Excess of Other Assets	(306,412,620)	(8.5)
Net Assets	$3,586,957,050	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
Variable rate security. Rate shown is the rate in effect as of June 30, 2019.

(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(6)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(7)
Settlement is on a when-issued or delayed-delivery basis.

(8)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2019.

(9)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(10)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(11)
Represents securities purchased with cash collateral received for securities on loan.

(12)
Rate shown is the 7-day yield as of June 30, 2019.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

COF 11
11th District Costs of Funds

H15T1Y
U.S. Treasury 1-Year Constant Maturity

PRIME
Federal Reserve Bank Prime Loan Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0006M
6-month LIBOR

US0012M
12-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Mutual Funds	$631,029,970	$—	$—	$631,029,970
Purchased Options	—	204,782	—	204,782
Corporate Bonds/Notes	—	981,739,830	—	981,739,830
Collateralized Mortgage Obligations	—	636,089,666	—	636,089,666
Municipal Bonds	—	2,191,117	—	2,191,117
U.S. Treasury Obligations	—	188,443,611	—	188,443,611
Asset-Backed Securities	—	294,357,206	—	294,357,206
Commercial Mortgage-Backed Securities	—	209,462,113	6,766,584	216,228,697
U.S. Government Agency Obligations	—	802,782,986	—	802,782,986
Convertible Bonds/Notes	—	2,481,342	—	2,481,342
Sovereign Bonds	—	5,387,832	—	5,387,832
Short-Term Investments	5,502,000	126,930,631	—	132,432,631
Total Investments, at fair value	$636,531,970	$3,250,071,116	$6,766,584	$3,893,369,670
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Other Financial Instruments+
Centrally Cleared Swaps	—	7,152,494	—	7,152,494
Forward Foreign Currency Contracts	—	10,196	—	10,196
Forward Premium Swaptions	—	866,107	—	866,107
Futures	8,765,978	—	—	8,765,978
Total Assets	$645,297,948	$3,258,099,913	$6,766,584	$3,910,164,445
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(5,080,695)	$—	$(5,080,695)
Forward Foreign Currency Contracts	—	(749,739)	—	(749,739)
Forward Premium Swaptions	—	(23,207)	—	(23,207)
Futures	(1,478,280)	—	—	(1,478,280)
Total Liabilities	$(1,478,280)	$(5,853,641)	$—	$(7,331,921)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$87,796,139	$2,189,711	$(8,255,933)	$5,552,285	$87,282,202	$2,189,712	$(255,934)	$(3)
Voya Emerging Markets Hard Currency Debt Fund - Class P	130,530,387	3,233,759	(16,464,667)	11,720,817	129,020,296	3,233,759	(962,870)	(2)
Voya Emerging Markets Local Currency Debt Fund - Class P	52,688,549	560,694	(93,620)	3,876,274	57,031,897	560,699	(93,620)	—
Voya Floating Rate Fund - Class P	23,997,829	776,814	(1)	404,537	25,179,179	776,813	—	—
Voya High Yield Bond Fund - Class P	108,637,692	2,850,114	(56,486,893)	10,329,862	65,330,775	2,850,034	(2,486,897)	1
Voya Investment Grade Credit Fund - Class P	137,303,735	2,905,765	1	11,667,855	151,877,356	2,905,656	—	—
Voya Securitized Credit Fund - Class P	109,252,491	3,020,453	1	3,035,320	115,308,265	3,020,425	—	—
	$650,206,822	$15,537,310	$(81,301,112)	$46,586,950	$631,029,970	$15,537,098	$(3,799,321)	$(4)
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 5,538,129	BRL 21,565,420	Barclays Bank PLC	08/23/19	$(50,007)
USD 307,921	ILS 1,104,142	Barclays Bank PLC	08/23/19	(2,492)
USD 4,558,173	THB 142,126,563	Barclays Bank PLC	08/23/19	(82,294)
SGD 1,301,140	USD 952,318	Barclays Bank PLC	08/23/19	10,196
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 3,466,579	MXN 67,219,123	Barclays Bank PLC	08/23/19	(4,290)
USD 3,145,733	MYR 13,034,344	Barclays Bank PLC	08/23/19	(7,941)
USD 3,787,494	RUB 244,595,577	Barclays Bank PLC	08/23/19	(51,900)
USD 2,796,269	HUF 804,803,708	Barclays Bank PLC	08/23/19	(46,072)
USD 1,558,536	RON 6,576,921	BNP Paribas	08/23/19	(23,078)
USD 4,906,278	PLN 18,634,699	BNP Paribas	08/23/19	(91,330)
USD 4,833,459	COP 15,767,917,442	BNP Paribas	08/23/19	(56,488)
USD 1,557,552	PEN 5,208,960	Goldman Sachs International	08/23/19	(20,827)
USD 1,799,676	CLP 1,250,398,629	HSBC Bank USA N.A.	08/23/19	(46,416)
USD 5,274,209	IDR 75,642,712,125	HSBC Bank USA N.A.	08/23/19	(45,213)
USD 4,957,372	ZAR 72,595,993	JPMorgan Chase Bank N.A.	08/23/19	(162,147)
USD 537,146	PHP 27,883,773	JPMorgan Chase Bank N.A.	08/23/19	(5,691)
USD 2,009,328	CZK 45,894,440	JPMorgan Chase Bank N.A.	08/23/19	(44,978)
USD 492,877	TRY 2,990,773	Morgan Stanley	08/23/19	(8,575)
				$(739,543)

At June 30, 2019, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	796	09/19/19	$101,863,125	$2,156,870
U.S. Treasury Long Bond	568	09/19/19	88,377,250	2,455,858
U.S. Treasury Ultra 10-Year Note	6	09/19/19	828,750	457
U.S. Treasury Ultra Long Bond	643	09/19/19	114,172,687	4,152,793
			$305,241,812	$8,765,978
Short Contracts:
U.S. Treasury 2-Year Note	(387)	09/30/19	(83,274,539)	(541,722)
U.S. Treasury 5-Year Note	(913)	09/30/19	(107,876,656)	(936,558)
			$(191,151,195)	$(1,478,280)
At June 30, 2019, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 32, Version 1	Buy	(5.000)	06/20/24	USD 105,000,000	$(7,972,650)	$(659,353)
					$(7,972,650)	$(659,353)
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(5)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Financing Rate (%)(6)	Termination Date	Implied Credit Spread at 06/30/19 (%) (7)	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Inc., 2.750%, due 3/15/2023	Sell	1.000	06/20/24	0.577	USD 6,920,000	$188,653	$47,091
						$188,653	$47,091

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(5)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(6)
Payments received quarterly.

(7)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At June 30, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.460%	Semi-Annual	10/13/20	USD225,664,000	$(1,354,574)	$(1,354,574)
Pay	3-month USD-LIBOR	Quarterly	2.372	Semi-Annual	10/13/30	USD50,908,000	1,832,870	1,832,870
Pay	3-month USD-LIBOR	Quarterly	2.510	Semi-Annual	10/13/35	USD29,003,000	1,490,577	1,490,577
Pay	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD40,443,000	2,776,742	2,776,742
Receive	3-month USD-LIBOR	Quarterly	1.668	Semi-Annual	10/30/19	USD444,148,000	1,005,214	1,005,214
Receive	3-month USD-LIBOR	Quarterly	1.780	Semi-Annual	10/13/22	USD112,415,000	(153,070)	(153,070)
Receive	3-month USD-LIBOR	Quarterly	2.619	Semi-Annual	10/13/45	USD35,916,000	(2,913,698)	(2,913,698)
							$2,684,061	$2,684,061
At June 30, 2019, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Put on 1-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD 117,820,000	$21,679	$8,912
Put on 1-Year Interest Rate Swap(1)	Societe Generale	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD 89,543,000	15,222	6,773
Put on 1-Year Interest Rate Swap(1)	UBS AG	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD 2,500,000,000	487,500	189,097
							$524,401	$204,782
At June 30, 2019, the following over-the-counter forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Exercise Rate(2)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(3)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Bank of America N.A.	5.250%	Receive	3-month USD-LIBOR	02/21/20	USD 29,313,000	$(15,389,325)	$6,314
Call on 5-Year Interest Rate Swap (Purchased)	Goldman Sachs International	5.130%	Receive	3-month USD-LIBOR	03/16/20	USD 51,105,000	(2,621,687)	70,362
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Description	Counterparty	Exercise Rate(2)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(3)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	4.960%	Receive	3-month USD-LIBOR	04/29/20	USD 110,322,000	(5,466,455)	349,228
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.250%	Receive	3-month USD-LIBOR	05/15/20	USD 161,812,000	—	440,203
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.280%	Receive	3-month USD-LIBOR	02/24/20	USD 24,622,000	(1,299,426)	(1,123)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.290%	Receive	3-month USD-LIBOR	02/27/20	USD 93,680,000	(4,960,356)	(22,084)
							$(29,737,249)	$842,900

(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(3)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective swaption contract.

Currency Abbreviations
BRL –  Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CZK – Czech Koruna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
SGD – Singapore Dollar
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$204,782
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	10,196
Interest rate contracts	Net Assets — Unrealized appreciation**	8,765,978
Credit contracts	Net Assets — Unrealized appreciation***	47,091
Interest rate contracts	Net Assets — Unrealized appreciation***	7,105,403
Interest rate contracts	Net Assets — Unrealized appreciation****	866,107
Total Asset Derivatives		$16,999,557

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$749,739
Interest rate contracts	Net Assets — Unrealized depreciation**	1,478,280
Credit contracts	Net Assets — Unrealized depreciation***	659,353
Interest rate contracts	Net Assets — Unrealized depreciation***	4,421,342
Interest rate contracts	Net Assets- Unrealized depreciation****	23,207
Total Liability Derivatives		$7,331,921

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

***
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

****
Includes cumulative appreciation/depreciation of forward premium swaptions as reported in the within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(4,886,195)	$—	$(4,886,195)
Equity contracts	—	—	(994,235)	—	—	(994,235)
Foreign exchange contracts	—	(1,151,923)	—	—	—	(1,151,923)
Interest rate contracts	(2,917,424)	—	15,899,002	870,574	(6,411,164)	7,440,988
Total	$(2,917,424)	$(1,151,923)	$14,904,767	$(4,015,621)	$(6,411,164)	$408,635
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts**	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$967,545	$967,545
Foreign exchange contracts	—	(453,412)	—	—	(453,412)
Interest rate contracts	(2,296,982)	—	1,615,422	3,917,207	3,235,647
Total	$(2,296,982)	$(453,412)	$1,615,422	$4,884,752	$3,749,780

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	Societe Generale	UBS AG	Totals
Assets:
Purchased options	$—	$—	$—	$8,912	$—	$—	$—	$6,773	$189,097	$204,782
Forward foreign currency contracts	—	10,196	—	—	—	—	—	—	—	10,196
Forward premium swaptions	6,314	—	—	70,362	—	—	789,431	—	—	866,107
Total Assets	$6,314	$10,196	$—	$79,274	$—	$—	$789,431	$6,773	$189,097	$1,081,085
Liabilities:
Forward foreign currency contracts	$—	$244,996	$170,896	$20,827	$91,629	$212,816	$8,575	$—	$—	$749,739
Forward premium swaptions	—	—	—	—	—	—	23,207	—	—	23,207
Total Liabilities	$—	$244,996	$170,896	$20,827	$91,629	$212,816	$31,782	$—	$—	$772,946

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	Societe Generale	UBS AG	Totals
Net OTC derivative instruments by counterparty, at fair value	$6,314	$(234,800)	$(170,896)	$58,447	$(91,629)	$(212,816)	$757,649	$6,773	$189,097	308,139
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$(710,000)	$—	$—	$(710,000)
Net Exposure(1)(2)	$6,314	$(234,800)	$(170,896)	$58,447	$(91,629)	$(212,816)	$47,649	$6,773	$189,097	$(401,861)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At June 30, 2019, the Portfolio had pledged $120,000 in cash collateral to Goldman Sachs International. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $3,809,772,698.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$118,000,633
Gross Unrealized Depreciation	(32,600,921)
Net Unrealized Appreciation	$85,399,712
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Financials	18.6%
Industrials	16.4%
Information Technology	16.3%
Health Care	13.9%
Consumer Discretionary	9.7%
Real Estate	7.7%
Materials	4.3%
Consumer Staples	3.7%
Utilities	3.1%
Communication Services	2.7%
Energy	1.5%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Communication Services: 2.7%
252,933	(1)	Imax Corp.	$5,109,247	1.0
406,341	(1)	Vonage Holdings Corp.	4,603,843	0.9
273,362	(2)	Other Securities	4,480,403	0.8
			14,193,493	2.7
		Consumer Discretionary: 9.7%
269,385		Callaway Golf Co.	4,622,647	0.9
286,011		Extended Stay America, Inc.	4,830,726	0.9
38,497	(1)	Helen of Troy Ltd.	5,027,323	1.0
61,437		Jack in the Box, Inc.	5,000,357	0.9
830,254	(2)(3)	Other Securities	31,770,823	6.0
			51,251,876	9.7
		Consumer Staples: 3.7%
225,289	(1)	BJ’s Wholesale Club Holdings, Inc.	5,947,630	1.1
364,313	(1)	Hostess Brands, Inc.	5,260,680	1.0
142,049	(1)	Performance Food Group Co.	5,686,221	1.1
65,766		Other Securities	2,541,198	0.5
			19,435,729	3.7
		Energy: 1.5%
665,522	(2)	Other Securities	8,181,532	1.5
		Financials: 18.6%
145,085		Columbia Banking System, Inc.	5,249,175	1.0
121,334		Hancock Whitney Corp.	4,860,640	0.9
44,571		Hanover Insurance Group, Inc.	5,718,459	1.1
205,817		OFG Bancorp	4,892,270	0.9
345,085		Redwood Trust, Inc.	5,704,255	1.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
74,033		Selective Insurance Group	$5,544,332	1.0
77,448		Wintrust Financial Corp.	5,666,096	1.1
135,831		WSFS Financial Corp.	5,609,820	1.0
2,038,373	(2)	Other Securities	55,467,601	10.5
			98,712,648	18.6
		Health Care: 13.9%
52,868	(1)	Amedisys, Inc.	6,418,704	1.2
84,456		Encompass Health Corp.	5,351,132	1.0
96,073	(1)	Merit Medical Systems, Inc.	5,722,108	1.1
110,308	(1)	Syneos Health, Inc.	5,635,636	1.1
1,512,310	(2),(3)	Other Securities	50,420,141	9.5
			73,547,721	13.9
		Industrials: 16.4%
104,024	(1)	Atlas Air Worldwide Holdings, Inc.	4,643,631	0.9
90,091		Barnes Group, Inc.	5,075,727	1.0
37,079		Curtiss-Wright Corp.	4,713,853	0.9
72,326		EMCOR Group, Inc.	6,371,921	1.2
72,338	(1)	Generac Holdings, Inc.	5,020,981	0.9
104,807		Granite Construction, Inc.	5,049,601	0.9
118,732	(1)	Spirit Airlines, Inc.	5,667,078	1.1
75,433		Tetra Tech, Inc.	5,925,262	1.1
77,152	(1)	Trex Co., Inc.	5,531,798	1.0
135,959		Universal Forest Products, Inc.	5,174,600	1.0
54,954		Watts Water Technologies, Inc.	5,120,614	1.0
601,354	(2)	Other Securities	28,462,563	5.4
			86,757,629	16.4
		Information Technology: 16.3%
189,393	(1)	ACI Worldwide, Inc.	6,503,756	1.2
106,427	(1)	Cornerstone OnDemand, Inc.	6,165,316	1.2
79,405	(1)	Envestnet, Inc.	5,428,920	1.0
80,933	(1)	ExlService Holdings, Inc.	5,352,099	1.0
81,869		j2 Global, Inc.	7,277,335	1.4
80,726		Mantech International Corp.	5,315,807	1.0
113,309	(1)	Plexus Corp.	6,613,846	1.3
178,858	(1)	Rudolph Technologies, Inc.	4,941,847	0.9
101,973	(1)	Semtech Corp.	4,899,803	0.9
50,332		SYNNEX Corp.	4,952,669	0.9
103,957	(1)	Virtusa Corp.	4,618,809	0.9
660,157	(2)	Other Securities	24,199,601	4.6
			86,269,808	16.3
		Materials: 4.3%
152,054		PolyOne Corp.	4,772,975	0.9
64,821	(4)	Sensient Technologies Corp.	4,763,047	0.9
422,404		Other Securities	13,231,725	2.5
			22,767,747	4.3
		Real Estate: 7.7%
133,833		Cousins Properties, Inc.	4,840,739	0.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
264,553	Easterly Government Properties, Inc.	$4,791,055	0.9
42,662	EastGroup Properties, Inc.	4,947,939	0.9
180,649	First Industrial Realty Trust, Inc.	6,637,044	1.3
707,448	Other Securities	19,612,707	3.7
		40,829,484	7.7
	Utilities: 3.1%
59,032	Black Hills Corp.	4,614,531	0.8
173,097	Other Securities	12,060,194	2.3
		16,674,725	3.1
	Total Common Stock (Cost $497,961,282)	518,622,392	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.7%
		Repurchase Agreements: 1.7%
2,167,852	(5)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,168,297, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $2,211,209, due 06/01/46-07/01/49)	2,167,852	0.4
2,167,852	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $2,168,303, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,211,209, due 06/30/19-05/20/69)	2,167,852	0.4
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,167,852	(5)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,168,297, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,211,209, due 07/02/19-01/20/63)	$2,167,852	0.4
2,167,852	(5)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $2,168,301, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $2,211,219, due 07/05/19-08/16/23)	2,167,852	0.4
641,959	(5)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $642,092, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $654,798, due 07/31/19-06/30/22)	641,959	0.1
			9,313,367	1.7
Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.0%
20,983,000	(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $20,983,000)	20,983,000	4.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $30,296,367)	$30,296,367	5.7
Total Investments in Securities (Cost $528,257,649)	$548,918,759	103.6
Liabilities in Excess of Other Assets	(19,247,527)	(3.6)
Net Assets	$529,671,232	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
The grouping contains securities on loan.

(4)
Security, or a portion of the security, is on loan.

(5)
Represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$518,622,392	$—	$—	$518,622,392
Short-Term Investments	20,983,000	9,313,367	—	30,296,367
Total Investments, at fair value	$539,605,392	$9,313,367	$—	$548,918,759

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $540,324,629.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$39,497,442
Gross Unrealized Depreciation	(30,903,312)
Net Unrealized Appreciation	$8,594,130
See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
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Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 48.3%
		Communication Services: 3.8%
3,277	(1)	Alphabet, Inc. - Class A	$3,548,336	0.9
22,777	(1)	Altice USA, Inc.	554,620	0.1
4,905	(1)	AMC Networks, Inc.	267,273	0.1
54,614		AT&T, Inc.	1,830,115	0.5
13,294	(2)	Auto Trader Group PLC	92,590	0.0
28,242		BT Group PLC	70,615	0.0
18,996		CenturyLink, Inc.	223,393	0.1
7,637		Cinemark Holdings, Inc.	275,696	0.1
42,221		Comcast Corp. – Class A	1,785,104	0.5
11,820	(1)	Facebook, Inc. - Class A	2,281,260	0.6
5,700		Hakuhodo DY Holdings, Inc.	96,277	0.0
3,000		KDDI Corp.	76,340	0.0
900		Konami Holdings Corp.	42,335	0.0
49,415		Koninklijke KPN NV	151,743	0.1
1,215	(1)	Live Nation Entertainment, Inc.	80,494	0.0
722	(1)	NetFlix, Inc.	265,205	0.1
2,998		Omnicom Group	245,686	0.1
15,277	(3)	Orange SA	240,966	0.1
11,374		Pearson PLC	118,336	0.1
1,733		Schibsted ASA - Class B	45,181	0.0
4,144		Sinclair Broadcast Group, Inc.	222,243	0.0
1,600		SoftBank Group Corp.	77,064	0.0
19,833		Spark New Zealand Ltd.	53,358	0.0
9,175		Telefonica S.A.	75,449	0.0
5,048		Telenor ASA	107,251	0.0
1,782		Telephone & Data Systems, Inc.	54,173	0.0
11,203		Verizon Communications, Inc.	640,027	0.2
1,859		Vivendi SA	51,016	0.0
104,454		Vodafone Group PLC	171,207	0.1
3,842		Walt Disney Co.	536,497	0.1
646		World Wrestling Entertainment, Inc.	46,648	0.0
			14,326,498	3.8

		Consumer Discretionary: 5.1%
616		Adidas AG	190,572	0.1
780	(1)	Adtalem Global Education, Inc.	35,139	0.0
2,202	(1)	Amazon.com, Inc.	4,169,773	1.1
3,031		American Eagle Outfitters, Inc.	51,224	0.0
669	(1)	Autozone, Inc.	735,545	0.2
15,802		Barratt Developments PLC	114,992	0.0
1,689	(3)	Bed Bath & Beyond, Inc.	19,626	0.0
2,393		Berkeley Group Holdings PLC	113,413	0.0
513	(1)	Booking Holdings, Inc.	961,726	0.3
548		Boyd Gaming Corp.	14,763	0.0
1,558	(3)	Brinker International, Inc.	61,307	0.0
1,814		Brunswick Corp.	83,244	0.0
1,480	(1)	Caesars Entertainment Corp.	17,494	0.0
425		Cheesecake Factory	18,581	0.0
1,382		Cie Generale des Etablissements Michelin SCA	174,742	0.1
2,614		Compass Group PLC	62,662	0.0
90	(3)	Cracker Barrel Old Country Store, Inc.	15,366	0.0
4,664		Dana, Inc.	93,000	0.0
4,644		Darden Restaurants, Inc.	565,314	0.2
683	(1)	Deckers Outdoor Corp.	120,188	0.0
1,022		Delphi Technologies PLC	20,440	0.0
1,070		Dick's Sporting Goods, Inc.	37,054	0.0
561		Domino's Pizza, Inc.	156,115	0.1
351	(1)	Eldorado Resorts, Inc.	16,171	0.0
3,305	(1)	Etsy, Inc.	202,828	0.1
5,049		Expedia Group, Inc.	671,668	0.2
3,282		Faurecia SA	152,225	0.1
9,550		Fiat Chrysler Automobiles NV	132,539	0.0
504	(1)	Five Below, Inc.	60,490	0.0
2,557		Gentex Corp.	62,928	0.0
73,600		Genting Singapore Ltd.	50,074	0.0
386	(1)	Helen of Troy Ltd.	50,408	0.0
200		Hikari Tsushin, Inc.	43,693	0.0
3,430		Hilton Worldwide Holdings, Inc.	335,248	0.1
9,995		Home Depot, Inc.	2,078,660	0.6
485	(3)	Jack in the Box, Inc.	39,474	0.0
3,001		KB Home	77,216	0.0
359		Kering SA	211,890	0.1
621		Kohl's Corp.	29,529	0.0
2,033		Lear Corp.	283,136	0.1
972		LVMH Moet Hennessy Louis Vuitton SE	413,222	0.1
1,273		McDonald's Corp.	264,351	0.1
14,082	(1)	Norwegian Cruise Line Holdings Ltd.	755,218	0.2
20	(1)	NVR, Inc.	67,405	0.0
173	(1)	Ollie's Bargain Outlet Holdings, Inc.	15,070	0.0
1,196	(1)	O'Reilly Automotive, Inc.	441,707	0.1
1,810	(1)	Penn National Gaming, Inc.	34,861	0.0
5,779		Persimmon PLC	146,816	0.0
8,850		Peugeot S.A.	217,820	0.1
631		Pulte Group, Inc.	19,952	0.0
4,374		Ralph Lauren Corp.	496,843	0.1
835	(3)	Renault S.A.	52,497	0.0
6,968		Ross Stores, Inc.	690,668	0.2
1,380	(1),(3)	Sally Beauty Holdings, Inc.	18,409	0.0
1,400		Sankyo Co., Ltd.	50,761	0.0
3,116		Service Corp. International	145,766	0.0
870		Signet Jewelers Ltd.	15,556	0.0
336		Six Flags Entertainment Corp.	16,692	0.0
484	(1)	Skechers USA, Inc.	15,241	0.0

See Accompanying Notes to Financial Statements

1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
3,800		Sony Corp.	199,690	0.1
2,100		Stanley Electric Co., Ltd.	51,780	0.0
15,655		Starbucks Corp.	1,312,359	0.4
1,600		Suzuki Motor Corp.	75,274	0.0
58,376		Taylor Wimpey PLC	117,141	0.0
1,109		Toll Brothers, Inc.	40,612	0.0
1,600		Toyota Motor Corp.	99,302	0.0
1,915		Tractor Supply Co.	208,352	0.1
886		Tupperware Brands Corp.	16,861	0.0
631	(1)	Urban Outfitters, Inc.	14,355	0.0
1,295	(3)	Wendy's Company	25,356	0.0
8,314		Wesfarmers Ltd.	211,344	0.1
10,847		Wyndham Destinations, Inc.	476,183	0.1
			19,057,921	5.1

		Consumer Staples: 3.6%
4,390	(1)	a2 Milk Co. Ltd.	43,395	0.0
19,090		Altria Group, Inc.	903,911	0.2
3,100		Asahi Group Holdings, Ltd.	139,558	0.0
6,185		British American Tobacco PLC	215,956	0.1
846		Carlsberg A/S	112,262	0.0
4,249		Church & Dwight Co., Inc.	310,432	0.1
6,848		Coca-Cola Co.	348,700	0.1
3,003		Coca-Cola European Partners PLC - USD	169,670	0.0
1,315		Diageo PLC	56,598	0.0
3,609		Essity AB	111,025	0.0
6,839		Hershey Co.	916,631	0.3
8,184		Imperial Brands PLC	192,039	0.1
926		Ingredion, Inc.	76,386	0.0
9,857		Koninklijke Ahold Delhaize NV	221,287	0.1
300		Kose Corp.	50,635	0.0
5,904		Lamb Weston Holdings, Inc.	374,077	0.1
157		L'Oreal S.A.	44,640	0.0
1,784		Mowi ASA	41,744	0.0
900		MEIJI Holdings Co., Ltd.	64,351	0.0
5,968		Molson Coors Brewing Co.	334,208	0.1
14,519		Mondelez International, Inc.	782,574	0.2
4,139		Nestle SA	428,479	0.1
7,830		Nu Skin Enterprises, Inc.	386,176	0.1
22,535		Orkla ASA	199,996	0.1
1,526		PepsiCo, Inc.	200,104	0.1
15,083		Philip Morris International, Inc.	1,184,468	0.3
1,600		Pola Orbis Holdings, Inc.	44,835	0.0
1,077	(1)	Post Holdings, Inc.	111,976	0.0
22,002		Procter & Gamble Co.	2,412,519	0.7
3,100		Sundrug Co., Ltd.	84,074	0.0
3,776		Swedish Match AB	159,643	0.1
56,622		Tesco PLC	163,223	0.1
1,000		Toyo Suisan Kaisha Ltd.	41,219	0.0
4,949		Treasury Wine Estates Ltd.	51,977	0.0
7,520		Tyson Foods, Inc.	607,165	0.2
5,373		Unilever NV	326,454	0.1
11,617		Walmart, Inc.	1,283,562	0.3
135,000	(2)	WH Group Ltd.	136,943	0.0
33,177		WM Morrison Supermarkets PLC	84,922	0.0
			13,417,814	3.6

		Energy: 2.4%
1,410	(1)	Apergy Corp.	47,291	0.0
17,205		BP PLC	119,864	0.0
7,965	(1),(3)	Chesapeake Energy Corp.	15,532	0.0
16,537		Chevron Corp.	2,057,864	0.6
2,699	(1)	CNX Resources Corp.	19,730	0.0
21,157		ConocoPhillips	1,290,577	0.4
2,044		Det Norske Oljeselskap ASA	58,952	0.0
7,902		ENI S.p.A.	131,389	0.1
3,562		EOG Resources, Inc.	331,836	0.1
3,996		EQT Corp.	63,177	0.0
3,189		Equinor ASA	63,261	0.0
20,169		Exxon Mobil Corp.	1,545,550	0.4
5,289		Galp Energia SGPS SA	81,341	0.0
5,406		HollyFrontier Corp.	250,190	0.1
1,749		Lundin Petroleum AB	54,493	0.0
1,228		Marathon Oil Corp.	17,450	0.0
6,337		Marathon Petroleum Corp.	354,111	0.1
764		Murphy Oil Corp.	18,833	0.0
4,932		Neste OYJ	167,676	0.1
1,723		OMV AG	83,987	0.0
3,618		Patterson-UTI Energy, Inc.	41,643	0.0
2,215		PBF Energy, Inc.	69,329	0.0
3,890		Phillips 66	363,871	0.1
13,260		Repsol SA	208,087	0.1
12,567		Royal Dutch Shell PLC - Class A	410,158	0.1
16,104	(1)	Southwestern Energy Co.	50,889	0.0
1,907		Total SA	106,971	0.0
8,000		Valero Energy Corp.	684,880	0.2
5,391		Washington H Soul Pattinson & Co. Ltd.	83,362	0.0
739		World Fuel Services Corp.	26,574	0.0
2,212	(1)	WPX Energy, Inc.	25,460	0.0
			8,844,328	2.4

		Financials: 7.0%
3,784		3i Group PLC	53,536	0.0
6,591	(2)	ABN AMRO Bank NV	141,031	0.0
4,800		AIA Group Ltd.	51,835	0.0
26	(1)	Alleghany Corp.	17,709	0.0
1,577		Allianz SE	380,335	0.1
8,878		Ally Financial, Inc.	275,129	0.1
505		American Financial Group, Inc.	51,747	0.0
8,144		Ameriprise Financial, Inc.	1,182,183	0.3
14,721	(1)	Athene Holding Ltd.	633,886	0.2
36,296		Aviva PLC	192,245	0.1
733		AXA Equitable Holdings, Inc.	15,320	0.0
5,660		AXA S.A.	148,641	0.1

See Accompanying Notes to Financial Statements

2

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
16,437		Banco Bilbao Vizcaya Argentaria SA	91,680	0.0
11,038		Bank Leumi Le-Israel BM	79,783	0.0
61,713		Bank of America Corp.	1,789,677	0.5
2,274		Bank OZK	68,425	0.0
128,656		Barclays PLC	244,711	0.1
6,846	(1)	Berkshire Hathaway, Inc. – Class B	1,459,362	0.4
3,240		BNP Paribas	153,593	0.1
17,500		BOC Hong Kong Holdings Ltd.	68,900	0.0
439		Brown & Brown, Inc.	14,707	0.0
3,740		Capital One Financial Corp.	339,368	0.1
2,081		Cathay General Bancorp.	74,729	0.0
17,710		Citigroup, Inc.	1,240,231	0.3
1,279		Citizens Financial Group, Inc.	45,225	0.0
11,294		Comerica, Inc.	820,396	0.2
6,221		Commerzbank AG	44,675	0.0
719		Commonwealth Bank of Australia	41,838	0.0
25,175		CaixaBank SA	72,202	0.0
3,200		Dai-ichi Life Holdings, Inc.	48,415	0.0
42,071		Direct Line Insurance Group PLC	177,342	0.1
8,509		Discover Financial Services	660,213	0.2
14,875		E*Trade Financial Corp.	663,425	0.2
2,342		East West Bancorp, Inc.	109,535	0.0
996		Evercore, Inc.	88,216	0.0
2,059		EXOR NV	144,250	0.1
249		Factset Research Systems, Inc.	71,353	0.0
1,932		First American Financial Corp.	103,748	0.0
2,579		Goldman Sachs Group, Inc.	527,663	0.2
555	(1)	Green Dot Corp.	27,140	0.0
1,727		Hancock Whitney Corp.	69,184	0.0
520		Hanover Insurance Group, Inc.	66,716	0.0
5,020		Hartford Financial Services Group, Inc.	279,714	0.1
29,485		HSBC Holdings PLC	246,090	0.1
17,514		ING Groep NV	202,878	0.1
16,054		Investec PLC - INVP - GBP	104,362	0.0
7,100		Japan Post Holdings Co. Ltd.	80,408	0.0
18,793		JPMorgan Chase & Co.	2,101,057	0.6
480		Kemper Corp.	41,419	0.0
40,201		Legal & General Group PLC	137,730	0.0
9,569		Lincoln National Corp.	616,722	0.2
388,161		Lloyds Banking Group Plc	278,786	0.1
4,746		LPL Financial Holdings, Inc.	387,131	0.1
3,514		Lundbergforetagen AB	131,696	0.0
2,569		M&T Bank Corp.	436,910	0.1
2,757		Macquarie Group Ltd.	243,184	0.1
156		MarketAxess Holdings, Inc.	50,142	0.0
17,700		Mebuki Financial Group, Inc.	46,252	0.0
52,139		Medibank Pvt Ltd.	127,934	0.0
8,604		Mediobanca Banca di Credito Finanziario SpA	88,723	0.0
44,581	(1)	MGIC Investment Corp.	585,794	0.2
2,700		MS&AD Insurance Group Holdings, Inc.	85,823	0.0
16,117		Morgan Stanley	706,086	0.2
13,690		Natixis SA	55,124	0.0
4,893		Navient Corp.	66,790	0.0
2,349		NN Group NV	94,427	0.0
5,677		Old Republic International Corp.	127,051	0.1
4,800		ORIX Corp.	71,735	0.0
10,635		Popular, Inc.	576,842	0.2
913		Primerica, Inc.	109,514	0.0
10,301		Progressive Corp.	823,359	0.2
4,049		Prudential Financial, Inc.	408,949	0.1
3,468		Raiffeisen International Bank Holding AG	81,431	0.0
4,394		Reinsurance Group of America, Inc.	685,596	0.2
81		RenaissanceRe Holdings Ltd.	14,419	0.0
66,238		Royal Bank of Scotland Group PLC	184,746	0.1
3,785		S&P Global, Inc.	862,185	0.2
632		Signature Bank	76,371	0.0
3,243		SLM Corp.	31,522	0.0
5,752		Societe Generale	145,177	0.1
3,100		Sompo Holdings, Inc.	119,913	0.0
1,128		Sterling Bancorp	24,004	0.0
1,277		Stifel Financial Corp.	75,420	0.0
7,200		Sumitomo Mitsui Financial Group, Inc.	255,209	0.1
2,500		Sumitomo Mitsui Trust Holdings, Inc.	90,829	0.0
2,778		Synovus Financial Corp.	97,230	0.0
4,283		TCF Financial Corp.	89,044	0.0
1,600		Tokyo Century Corp.	67,708	0.0
9,938		UniCredit SpA	122,325	0.0
2,300		United Overseas Bank Ltd.	44,464	0.0
15,265		Unum Group	512,141	0.2
1,760		Webster Financial Corp.	84,075	0.0
4,425		Wells Fargo & Co.	209,391	0.1
1,410		Wintrust Financial Corp.	103,156	0.0
268		WR Berkley Corp.	17,669	0.0
7,088		Zions Bancorp NA	325,906	0.1
			26,182,862	7.0

		Health Care: 6.5%
9,216		AbbVie, Inc.	670,188	0.2
5,062		Agilent Technologies, Inc.	377,980	0.1
7,200		Alfresa Holdings Corp.	178,064	0.1
1,224	(1)	Align Technology, Inc.	335,009	0.1
491	(1)	Amedisys, Inc.	59,612	0.0
7,118		AmerisourceBergen Corp.	606,881	0.2
5,680		Amgen, Inc.	1,046,710	0.3
15,400		Astellas Pharma, Inc.	219,462	0.1

See Accompanying Notes to Financial Statements

3

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
540		AstraZeneca PLC	44,146	0.0
3,036		Baxter International, Inc.	248,648	0.1
2,445		Bayer AG	169,586	0.0
2,377	(1)	Biogen, Inc.	555,909	0.1
106	(1)	Bio-Rad Laboratories, Inc.	33,135	0.0
72		Bio-Techne Corp.	15,011	0.0
5,686		Bruker Corp.	284,016	0.1
10,225		Cardinal Health, Inc.	481,597	0.1
354	(1)	Catalent, Inc.	19,190	0.0
4,761	(1)	Celgene Corp.	440,107	0.1
6,037	(1)	Centene Corp.	316,580	0.1
2,885	(1)	Charles River Laboratories International, Inc.	409,382	0.1
1,592		Chemed Corp.	574,457	0.1
1,617		Cigna Corp.	254,758	0.1
6,878		Eli Lilly & Co.	762,014	0.2
5,055		Encompass Health Corp.	320,285	0.1
102	(3)	Eurofins Scientific SE	45,009	0.0
2,535	(1)	Exelixis, Inc.	54,173	0.0
8,179		Gilead Sciences, Inc.	552,573	0.1
13,137		GlaxoSmithKline PLC	263,330	0.1
1,385		H Lundbeck A/S	54,859	0.0
696	(1)	Haemonetics Corp.	83,757	0.0
6,604		HCA Healthcare, Inc.	892,663	0.2
465	(1)	HealthEquity, Inc.	30,411	0.0
6,089		Hill-Rom Holdings, Inc.	637,031	0.2
4,226	(1)	Hologic, Inc.	202,933	0.1
600		Hoya Corp.	46,112	0.0
2,567	(1)	Idexx Laboratories, Inc.	706,772	0.2
1,444	(1)	Illumina, Inc.	531,609	0.1
13,954		Johnson & Johnson	1,943,513	0.5
306	(1),(3)	Ligand Pharmaceuticals, Inc.	34,930	0.0
293		Lonza Group AG	98,915	0.0
3,076	(1)	Mallinckrodt PLC - W/I	28,238	0.0
2,324	(1)	Masimo Corp.	345,858	0.1
3,764		McKesson Corp.	505,844	0.1
5,400		Medipal Holdings Corp.	119,440	0.0
16,055		Merck & Co., Inc.	1,346,212	0.4
245	(1)	Mettler Toledo International, Inc.	205,800	0.1
2,000	(1)	Molina Healthcare, Inc.	286,280	0.1
4,368		Novartis AG	398,762	0.1
5,954		Novo Nordisk A/S	304,114	0.1
603	(3)	Patterson Cos., Inc.	13,809	0.0
27,820		Pfizer, Inc.	1,205,162	0.3
4,002	(1)	PRA Health Sciences, Inc.	396,798	0.1
655	(1)	Prestige Consumer Healthcare, Inc.	20,750	0.0
2,018		Roche Holding AG	567,437	0.2
674		Sanofi	58,249	0.0
199	(1)	STERIS Public Ltd. Co.	29,627	0.0
2,400		Sumitomo Dainippon Pharma Co. Ltd.	45,690	0.0
3,200		Suzuken Co., Ltd.	188,043	0.1
943	(1)	Syneos Health, Inc.	48,178	0.0
2,073	(1)	Tenet Healthcare Corp.	42,828	0.0
2,053		Thermo Fisher Scientific, Inc.	602,925	0.2
2,121		UCB S.A.	176,021	0.0
6,322		UnitedHealth Group, Inc.	1,542,631	0.4
4,049	(1)	Veeva Systems, Inc.	656,383	0.2
972	(1)	Waters Corp.	209,213	0.1
196		West Pharmaceutical Services, Inc.	24,529	0.0
2,571		Zimmer Biomet Holdings, Inc.	302,710	0.1
			24,272,848	6.5

		Industrials: 5.5%
4,652		ACS Actividades de Construccion y Servicios SA	186,122	0.1
946		Adecco Group AG	56,852	0.0
620		AGCO Corp.	48,093	0.0
14,683		Allison Transmission Holdings, Inc.	680,557	0.2
7,485		Ametek, Inc.	679,937	0.2
240		Armstrong World Industries, Inc.	23,328	0.0
782	(1)	ASGN, Inc.	47,389	0.0
7,253		Ashtead Group PLC	207,809	0.1
2,609		Atlas Copco AB - A Shares	83,607	0.0
15,082		Auckland International Airport Ltd.	99,847	0.0
449	(1)	Avis Budget Group, Inc.	15,787	0.0
3,887		Boeing Co.	1,414,907	0.4
326		Brink's Co.	26,465	0.0
188		Carlisle Cos., Inc.	26,397	0.0
1,100		Central Japan Railway Co.	220,559	0.1
2,622		CIMIC Group Ltd.	82,450	0.0
10,500		CK Hutchison Holdings Ltd.	103,569	0.0
51,900		ComfortDelgro Corp., Ltd.	102,066	0.0
991		Crane Co.	82,689	0.0
2,684		CSX Corp.	207,661	0.1
4,751		Cummins, Inc.	814,036	0.2
2,986		Curtiss-Wright Corp.	379,610	0.1
7,426		Delta Air Lines, Inc.	421,426	0.1
1,224		Deluxe Corp.	49,768	0.0
5,643		Deutsche Lufthansa AG	96,754	0.0
4,314		Edenred	219,861	0.1
1,921		Eiffage SA	189,851	0.1
1,428		EMCOR Group, Inc.	125,807	0.0
7,969		Emerson Electric Co.	531,692	0.2
645		EnerSys	44,183	0.0
3,300		Fuji Electric Co. Ltd	114,367	0.0
298	(1)	Genesee & Wyoming, Inc.	29,800	0.0
286		Graco, Inc.	14,351	0.0
1,957		Herman Miller, Inc.	87,478	0.0
984		HNI Corp.	34,814	0.0
513		Hochtief AG	62,473	0.0
8,962		Honeywell International, Inc.	1,564,676	0.4
599		Hubbell, Inc.	78,110	0.0
2,356		IDEX Corp.	405,562	0.1
8,596		Ingersoll-Rand PLC - Class A	1,088,855	0.3
621		Insperity, Inc.	75,849	0.0
1,075		Intertek Group PLC	75,154	0.0
854		ITT, Inc.	55,920	0.0

See Accompanying Notes to Financial Statements

4

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
3,900		JTEKT Corp.	47,421	0.0
12,300		Kajima Corp.	169,180	0.1
4,200		Kamigumi Co., Ltd.	99,597	0.0
5,500		Kyushu Railway Co.	160,450	0.1
259		Landstar System, Inc.	27,969	0.0
899		Legrand S.A.	65,725	0.0
62		Lennox International, Inc.	17,050	0.0
946		Manpowergroup, Inc.	91,384	0.0
19,900		Marubeni Corp.	132,091	0.0
710	(1)	Mastec, Inc.	36,586	0.0
8,300		Mitsubishi Corp.	219,331	0.1
990		MSC Industrial Direct Co.	73,517	0.0
4,144		Norfolk Southern Corp.	826,024	0.2
11,176		nVent Electric PLC	277,053	0.1
69,000		NWS Holdings Ltd.	141,917	0.0
495		Old Dominion Freight Line	73,884	0.0
3,507		Oshkosh Corp.	292,799	0.1
1,212		Parker Hannifin Corp.	206,052	0.1
7,841		Regal Beloit Corp.	640,688	0.2
4,319		Robert Half International, Inc.	246,226	0.1
321		Ryder System, Inc.	18,714	0.0
11,041		Sandvik AB	202,890	0.1
1,164		Schneider Electric SE	105,322	0.0
1,028		Schneider National, Inc.	18,751	0.0
1,900		SG Holdings Co. Ltd.	54,025	0.0
342		Siemens AG	40,717	0.0
3,011		Spirit Aerosystems Holdings, Inc.	245,005	0.1
6,600		Sumitomo Corp.	100,241	0.0
1,600		Sumitomo Heavy Industries	55,277	0.0
4,100		Taisei Corp.	149,349	0.1
97	(1)	Teledyne Technologies, Inc.	26,565	0.0
1,900		Timken Co.	97,546	0.0
1,435		Toro Co.	96,002	0.0
1,600		Toyota Tsusho Corp.	48,603	0.0
7,489		Union Pacific Corp.	1,266,465	0.4
7,025	(1)	United Continental Holdings, Inc.	615,039	0.2
13,208		Volvo AB - B Shares	209,871	0.1
9,871		Waste Management, Inc.	1,138,817	0.3
1,677		Werner Enterprises, Inc.	52,121	0.0
10,017	(1)	Wesco International, Inc.	507,361	0.2
2,900		Wolters Kluwer NV	210,979	0.1
763		Woodward, Inc.	86,341	0.0
410	(1),(3)	XPO Logistics, Inc.	23,702	0.0
116,600		Yangzijiang Shipbuilding Holdings Ltd.	132,104	0.0
			20,303,239	5.5

		Information Technology: 9.1%
1,121	(1)	ACI Worldwide, Inc.	38,495	0.0
4,230	(1)	Adobe, Inc.	1,246,369	0.3
86	(1),(2)	Adyen NV	66,339	0.0
7,106	(1)	Akamai Technologies, Inc.	569,475	0.2
2,500		Alps Alpine Co. Ltd.	42,339	0.0
1,405		Amadeus IT Group SA	111,340	0.0
20,044		Apple, Inc.	3,967,108	1.1
5,400		ASM Pacific Technology Ltd.	55,363	0.0
1,624	(1)	Atlassian Corp. PLC	212,484	0.1
2,642		Avnet, Inc.	119,603	0.0
1,141		Belden, Inc.	67,969	0.0
10,499		Booz Allen Hamilton Holding Corp.	695,139	0.2
2,590		Broadcom, Inc.	745,557	0.2
2,755	(1)	CACI International, Inc.	563,645	0.2
12,124	(1)	Cadence Design Systems, Inc.	858,500	0.2
654		CDK Global, Inc.	32,334	0.0
5,925		CDW Corp.	657,675	0.2
466	(1)	Check Point Software Technologies	53,874	0.0
1,418	(1)	Cirrus Logic, Inc.	61,967	0.0
33,415		Cisco Systems, Inc.	1,828,803	0.5
9,775		Citrix Systems, Inc.	959,318	0.3
446		Cognex Corp.	21,399	0.0
4,866		Computershare Ltd.	55,495	0.0
534	(1)	CyberArk Software Ltd.	68,267	0.0
8,751	(1)	Dell Technologies, Inc.	444,551	0.1
1,198	(1)	EPAM Systems, Inc.	207,374	0.1
1,877	(1)	Fair Isaac Corp.	589,416	0.2
11,238	(1)	Fortinet, Inc.	863,416	0.2
4,300		Fuji Film Holdings Corp.	218,310	0.1
53,592		Hewlett Packard Enterprise Co.	801,200	0.2
5,200		Hitachi Ltd.	191,322	0.1
15,817		Intel Corp.	757,160	0.2
2,955		Intuit, Inc.	772,230	0.2
1,174		j2 Global, Inc.	104,357	0.0
15,701		Jabil, Inc.	496,152	0.1
2,444		KBR, Inc.	60,953	0.0
3,400		Kyocera Corp.	222,781	0.1
2,702		Lam Research Corp.	507,544	0.1
657		Leidos Holdings, Inc.	52,461	0.0
157		Littelfuse, Inc.	27,775	0.0
515		LogMeIn, Inc.	37,945	0.0
802	(1)	Lumentum Holdings, Inc.	42,835	0.0
1,645		Mastercard, Inc. - Class A	435,152	0.1
4,843		Maxim Integrated Products	289,708	0.1
383		MAXIMUS, Inc.	27,783	0.0
7,026	(1)	Micron Technology, Inc.	271,133	0.1
38,361		Microsoft Corp.	5,138,840	1.4
1,192		MKS Instruments, Inc.	92,845	0.0
128		Monolithic Power Systems, Inc.	17,380	0.0
2,775	(1)	NCR Corp.	86,302	0.0
3,589		NetApp, Inc.	221,441	0.1
1,540	(1)	Nice Ltd.	210,819	0.1
4,400	(3)	Nippon Electric Glass Co., Ltd.	111,831	0.0
14,080	(1)	ON Semiconductor Corp.	284,557	0.1
3,642		Oracle Corp.	207,485	0.1
1,029	(1)	Palo Alto Networks, Inc.	209,669	0.1
7,171	(1)	PayPal Holdings, Inc.	820,793	0.2
2,390		Perspecta, Inc.	55,950	0.0
280	(1)	PTC, Inc.	25,133	0.0
2,815		Qualcomm, Inc.	214,137	0.1

See Accompanying Notes to Financial Statements

5

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
3,936		Sabre Corp.	87,379	0.0
1,367	(1)	Salesforce.com, Inc.	207,415	0.1
1,703		SAP SE	233,468	0.1
1,200	(1)	Semtech Corp.	57,660	0.0
272	(1)	Silicon Laboratories, Inc.	28,125	0.0
6,241		STMicroelectronics NV-STM1	110,691	0.0
4,300	(3)	Sumco Corp.	51,256	0.0
325		SYNNEX Corp.	31,980	0.0
1,759	(1)	Synopsys, Inc.	226,366	0.1
792	(1)	Tech Data Corp.	82,843	0.0
1,799		Teradyne, Inc.	86,190	0.0
11,379		Texas Instruments, Inc.	1,305,854	0.4
300		Tokyo Electron Ltd.	42,167	0.0
4,729		Total System Services, Inc.	606,589	0.2
1,376	(1)	Trimble, Inc.	62,071	0.0
69	(1)	Tyler Technologies, Inc.	14,905	0.0
82		Universal Display Corp.	15,421	0.0
1,606	(1)	VeriSign, Inc.	335,911	0.1
4,608		Visa, Inc. - Class A	799,718	0.2
4,335		Vishay Intertechnology, Inc.	71,614	0.0
2,547		VMware, Inc.	425,884	0.1
377	(1)	WEX, Inc.	78,454	0.0
287	(1)	Wix.com Ltd.	40,783	0.0
11,955		Xerox Corp.	423,327	0.1
483	(1)	Zebra Technologies Corp.	101,184	0.0
			33,744,852	9.1

		Materials: 1.6%
4,284		Air Products & Chemicals, Inc.	969,769	0.3
6,394		Anglo American PLC	182,667	0.1
121		Aptargroup, Inc.	15,045	0.0
3,050		ArcelorMittal	54,558	0.0
1,115		Arkema SA	103,655	0.0
2,693		Avery Dennison Corp.	311,526	0.1
1,532		BASF SE	111,452	0.1
10,540		BHP Group Ltd.	306,383	0.1
13,131		BlueScope Steel Ltd.	111,652	0.1
1,642		Boliden AB - BOLS	42,075	0.0
558		Carpenter Technology Corp.	26,773	0.0
7,695		Celanese Corp.	829,521	0.2
1,753		Chemours Co.	42,072	0.0
1,522		Commercial Metals Co.	27,168	0.0
354		Compass Minerals International, Inc.	19,452	0.0
1,223	(2)	Covestro AG	62,262	0.0
7,493		Domtar Corp.	333,663	0.1
2,058		Evonik Industries AG	59,966	0.0
667		Greif, Inc. - Class A	21,711	0.0
3,610		LafargeHolcim Ltd.-CHF	176,517	0.1
1,062		Huntsman Corp.	21,707	0.0
368	(1)	Ingevity Corp.	38,703	0.0
2,382		Louisiana-Pacific Corp.	62,456	0.0
6,253		LyondellBasell Industries NV - Class A	538,571	0.2
652		Minerals Technologies, Inc.	34,889	0.0
3,800		Mitsubishi Gas Chemical Co., Inc.	50,827	0.0
11,500		Mitsubishi Chemical Holdings Corp.	80,515	0.0
2,100		Mitsui Chemicals, Inc.	52,173	0.0
2,258		Mondi PLC	51,393	0.0
3,527		Newcrest Mining Ltd.	79,238	0.0
4,686		Nucor Corp.	258,199	0.1
909		Olin Corp.	19,916	0.0
382		Packaging Corp. of America	36,412	0.0
2,423		PolyOne Corp.	76,058	0.0
750		Reliance Steel & Aluminum Co.	70,965	0.0
1,467		Rio Tinto Ltd.	107,421	0.0
252		RPM International, Inc.	15,400	0.0
1,186		Sonoco Products Co.	77,493	0.0
35,450		South32 Ltd. - AUD	79,466	0.0
3,576		Steel Dynamics, Inc.	107,995	0.1
3,100		Teijin Ltd.	52,962	0.0
4,800		Tosoh Corp.	67,704	0.0
2,670		UPM-Kymmene OYJ	71,041	0.0
1,396		Worthington Industries, Inc.	56,203	0.0
			5,915,594	1.6

		Real Estate: 1.9%
1,646		Alexander & Baldwin, Inc.	38,023	0.0
11,413		Aroundtown SA	94,159	0.0
4,961		Boston Properties, Inc.	639,969	0.2
1,989		Brixmor Property Group, Inc.	35,563	0.0
14,622		Brookfield Property REIT, Inc.	276,210	0.1
3,296		Camden Property Trust	344,070	0.1
21,500		CapitaLand Mall Trust	41,813	0.0
12,114	(1)	CBRE Group, Inc.	621,448	0.2
10,000		CK Asset Holdings Ltd.	78,341	0.0
3,871		CoreCivic, Inc.	80,362	0.0
2,711		Cousins Properties, Inc.	98,057	0.0
600		Daito Trust Construction Co., Ltd.	76,519	0.0
1,700		Daiwa House Industry Co., Ltd.	49,675	0.0
2,124		Douglas Emmett, Inc.	84,620	0.0
684		EastGroup Properties, Inc.	79,330	0.0
2,296		Equity Lifestyle Properties, Inc.	278,597	0.1
2,900		First Industrial Realty Trust, Inc.	106,546	0.0
3,389		Geo Group, Inc./The	71,203	0.0
2,289		Highwoods Properties, Inc.	94,536	0.0
3,739		Hospitality Properties Trust	93,475	0.0
19,424		Host Hotels & Resorts, Inc.	353,905	0.1
6,400		Hulic Co. Ltd.	51,525	0.0
16,000		Hysan Development Co., Ltd.	82,674	0.0
23		Japan Prime Realty Investment Corp.	99,682	0.0
2,075		Jones Lang LaSalle, Inc.	291,932	0.1
7,916		Lamar Advertising Co.	638,900	0.2
505		Life Storage, Inc.	48,015	0.0

See Accompanying Notes to Financial Statements

6

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
5,700		Mitsui Fudosan Co., Ltd.	138,534	0.1
402		National Retail Properties, Inc.	21,310	0.0
6		Nippon Building Fund, Inc.	41,098	0.0
563		Omega Healthcare Investors, Inc.	20,690	0.0
14,637		Outfront Media, Inc.	377,488	0.1
221		PS Business Parks, Inc.	37,245	0.0
32,825		Retail Properties of America, Inc.	386,022	0.1
5,454		Simon Property Group, Inc.	871,331	0.3
263		SL Green Realty Corp.	21,137	0.0
15,256		Stockland	44,731	0.0
4,500		Sumitomo Realty & Development Co., Ltd.	160,986	0.1
12,000		Swire Pacific Ltd - Class A	147,447	0.1
3,450	(3)	Tanger Factory Outlet Centers, Inc.	55,925	0.0
3,079		Urban Edge Properties	53,359	0.0
			7,226,452	1.9

		Utilities: 1.8%
41,040		AES Corp.	687,830	0.2
10,576		AGL Energy Ltd.	148,735	0.1
13,505		Ameren Corp.	1,014,361	0.3
9,754		American Electric Power Co., Inc.	858,449	0.2
353		Aqua America, Inc.	14,604	0.0
9,600		Chubu Electric Power Co., Inc.	134,855	0.0
3,739		Edison International	252,046	0.1
41,325		Enel S.p.A.	288,273	0.1
23,502		Exelon Corp.	1,126,686	0.3
1,121		Idacorp, Inc.	112,582	0.0
4,100		Kansai Electric Power Co., Inc.	47,000	0.0
2,345		MDU Resources Group, Inc.	60,501	0.0
1,667		NextEra Energy, Inc.	341,502	0.1
1,373		NorthWestern Corp.	99,062	0.0
21,434		NRG Energy, Inc.	752,762	0.2
1,034		OGE Energy Corp.	44,007	0.0
415		Pinnacle West Capital Corp.	39,047	0.0
1,828		PNM Resources, Inc.	93,063	0.0
28,500		Power Assets Holdings Ltd.	205,030	0.1
1,783		RWE AG	43,997	0.0
13,256		Terna Rete Elettrica Nazionale SpA	84,462	0.0
4,100		Tohoku Electric Power Co., Inc.	41,488	0.0
13,800	(1)	Tokyo Electric Power Co., Inc.	72,078	0.0
2,621		UGI Corp.	139,988	0.1
			6,702,408	1.8

	Total Common Stock (Cost $166,568,126)		179,994,816	48.3

EXCHANGE-TRADED FUNDS: 17.0%
287,361		iShares Core MSCI Emerging Markets ETF	14,781,850	4.0
50,518		iShares Core S&P 500 ETF	14,890,180	4.0
2,060		iShares MSCI EAFE ETF	135,404	0.0
131,597		Schwab U.S. TIPS ETF	7,410,227	2.0
63,016		Vanguard Global ex-U.S. Real Estate ETF	3,717,944	1.0
42,527	(3)	Vanguard Real Estate ETF	3,716,860	1.0
167,933		Vanguard Value ETF	18,627,128	5.0

	Total Exchange-Traded Funds (Cost $62,510,814)		63,279,593	17.0

MUTUAL FUNDS: 14.9%
		Affiliated Investment Companies: 14.9%
200,222		Voya Emerging Markets Local Currency Debt Fund - Class P	1,459,618	0.4
1,167,959		Voya Floating Rate Fund - Class P	11,165,689	3.0
1,880,943		Voya High Yield Bond Fund - Class P	14,991,112	4.0
755,004		Voya Short Term Bond Fund - Class R6	7,436,794	2.0
666,794		Voya Small Company Fund - Class R6	9,368,453	2.5
1,087,522		Voya Strategic Income Opportunities Fund - Class P	11,212,356	3.0

	Total Mutual Funds (Cost $55,879,936)		55,634,022	14.9

PREFERRED STOCK: 0.0%
		Consumer Discretionary: 0.0%
1,068		Porsche AG	69,190	0.0

	Total Preferred Stock (Cost $70,782)		69,190	0.0

RIGHTS: 0.0%
		Energy: 0.0%
13,260	(1)	Repsol SA	7,355	0.0

		Industrial: 0.0%
4,652	(1)	ACS Actividades de Construccion y Servicios SA	7,300	0.0

	Total Rights (Cost $15,199)		14,655	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 4.6%
	Basic Materials: 0.1%
80,000	ArcelorMittal, 5.500%, 03/01/2021	83,293	0.0
25,000	ArcelorMittal, 6.125%, 06/01/2025	28,426	0.0
25,000	ArcelorMittal, 7.000%, 10/15/2039	29,688	0.0
44,000	Dow Chemical Co/The, 4.625%, 10/01/2044	45,325	0.0

See Accompanying Notes to Financial Statements

7

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Basic Materials: (continued)
51,000	(2)	Dow Chemical Co/The, 4.800%, 11/30/2028	57,315	0.0
36,000		Huntsman International LLC, 4.500%, 05/01/2029	37,166	0.0
32,000		International Flavors & Fragrances, Inc., 3.400%, 09/25/2020	32,325	0.0
105,000	(2)	Newcrest Finance Pty Ltd., 4.450%, 11/15/2021	108,922	0.1
19,000	(2)	Newmont Goldcorp Corp., 3.700%, 03/15/2023	19,714	0.0
61,000		Teck Resources Ltd., 6.125%, 10/01/2035	69,593	0.0
			511,767	0.1

		Communications: 0.4%
50,000		Amazon.com, Inc., 4.050%, 08/22/2047	56,592	0.0
44,000		AT&T, Inc., 4.300%, 02/15/2030	47,027	0.0
90,000		AT&T, Inc., 4.550%, 03/09/2049	92,234	0.1
93,000		AT&T, Inc., 5.650%, 02/15/2047	109,157	0.1
40,000		CBS Corp., 5.500%, 05/15/2033	46,345	0.0
50,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	52,542	0.0
72,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	78,185	0.0
65,000		Comcast Corp., 3.300%, 10/01/2020	65,873	0.0
60,000		Comcast Corp., 3.900%, 03/01/2038	63,318	0.0
78,000		Comcast Corp., 3.950%, 10/15/2025	84,170	0.0
40,000		Comcast Corp., 3.999%, 11/01/2049	42,168	0.0
50,000		Discovery Communications LLC, 2.950%, 03/20/2023	50,478	0.0
25,000		Discovery Communications LLC, 5.200%, 09/20/2047	26,402	0.0
30,000		Interpublic Group of Cos, Inc./The, 3.500%, 10/01/2020	30,383	0.0
40,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	41,049	0.0
120,000	(2)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	122,922	0.1
200,000	(2)	Tencent Holdings Ltd., 2.985%, 01/19/2023	201,630	0.1
25,000		Time Warner Cable LLC, 5.875%, 11/15/2040	27,069	0.0
20,000		Verizon Communications, Inc., 4.125%, 03/16/2027	21,790	0.0
80,000		Verizon Communications, Inc., 4.812%, 03/15/2039	92,209	0.0
50,000		Verizon Communications, Inc., 4.862%, 08/21/2046	58,275	0.0
54,000		Viacom, Inc., 4.375%, 03/15/2043	52,880	0.0
47,000	(2)	Walt Disney Co/The, 3.000%, 09/15/2022	48,138	0.0
50,000	(2)	Walt Disney Co/The, 4.750%, 11/15/2046	61,645	0.0
			1,572,481	0.4

		Consumer, Cyclical: 0.4%
65,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	58,500	0.0
24,330		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	25,032	0.0
29,937		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	31,627	0.0
45,000		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	46,756	0.0
50,132		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	50,720	0.0
90,000	(2)	BMW US Capital LLC, 3.450%, 04/12/2023	92,772	0.1
17,617		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	18,481	0.0
34,596		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	36,997	0.0
80,000		Delta Air Lines, Inc., 4.375%, 04/19/2028	81,658	0.0
80,000		DR Horton, Inc., 4.750%, 02/15/2023	84,351	0.0
30,000		Ford Motor Co., 5.291%, 12/08/2046	27,971	0.0
25,000		General Motors Co., 5.400%, 04/01/2048	24,396	0.0
25,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	25,548	0.0
25,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	25,478	0.0
50,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	47,109	0.0

See Accompanying Notes to Financial Statements

8

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
30,000		McDonald's Corp., 4.450%, 09/01/2048	32,907	0.0
100,000	(2)	Nissan Motor Acceptance Corp., 2.600%, 09/28/2022	99,582	0.1
20,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	20,573	0.0
33,000		Southwest Airlines Co., 3.450%, 11/16/2027	33,940	0.0
35,218		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	36,568	0.0
59,855		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	60,295	0.0
18,287		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	18,312	0.0
69,053		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	68,587	0.0
26,146		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	26,185	0.0
49,130		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	50,267	0.0
17,459		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	18,544	0.0
111,822		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	116,601	0.1
90,000		Walmart, Inc., 2.350%, 12/15/2022	90,995	0.1
60,000		Walmart, Inc., 4.050%, 06/29/2048	68,811	0.0
			1,419,563	0.4

		Consumer, Non-cyclical: 0.7%
30,000		Abbott Laboratories, 4.750%, 11/30/2036	35,604	0.0
50,000		AbbVie, Inc., 2.900%, 11/06/2022	50,349	0.0
26,000		AbbVie, Inc., 4.450%, 05/14/2046	25,550	0.0
29,000		AbbVie, Inc., 4.500%, 05/14/2035	29,842	0.0
42,000		Aetna, Inc., 2.800%, 06/15/2023	42,265	0.0
30,000		Aetna, Inc., 4.500%, 05/15/2042	29,746	0.0
30,000		Allergan Finance LLC, 4.625%, 10/01/2042	29,949	0.0
45,000		Altria Group, Inc., 4.800%, 02/14/2029	48,577	0.0
20,000		Altria Group, Inc., 5.800%, 02/14/2039	22,493	0.0
21,000		Altria Group, Inc., 5.950%, 02/14/2049	23,915	0.0
25,000		AmerisourceBergen Corp., 3.450%, 12/15/2027	25,482	0.0
22,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	24,230	0.0
75,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	83,487	0.1
46,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	50,663	0.0
25,000		Anthem, Inc., 3.500%, 08/15/2024	25,968	0.0
25,000		Anthem, Inc., 5.100%, 01/15/2044	28,753	0.0
50,000		BAT Capital Corp., 3.222%, 08/15/2024	50,441	0.0
50,000		Becton Dickinson and Co., 2.894%, 06/06/2022	50,656	0.0
17,000		Becton Dickinson and Co., 3.700%, 06/06/2027	17,772	0.0
23,000	(2)	Bristol-Myers Squibb Co., 3.400%, 07/26/2029	24,076	0.0
30,000	(2)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	32,556	0.0
60,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	62,608	0.0
40,000		Cardinal Health, Inc., 3.079%, 06/15/2024	40,328	0.0
48,000	(2)	Cargill, Inc., 3.875%, 05/23/2049	51,063	0.0
50,000		Celgene Corp., 3.875%, 08/15/2025	53,602	0.0
40,000		Celgene Corp., 4.550%, 02/20/2048	45,853	0.0
100,000	(2)	Cigna Corp., 3.200%, 09/17/2020	100,921	0.1
40,000	(2)	Cigna Corp., 4.800%, 08/15/2038	43,150	0.0
50,000		CVS Health Corp., 3.700%, 03/09/2023	51,652	0.0
105,000		CVS Health Corp., 5.050%, 03/25/2048	111,846	0.1
66,000		Ecolab, Inc., 4.350%, 12/08/2021	69,277	0.1
11,000		Eli Lilly & Co., 3.875%, 03/15/2039	11,944	0.0
28,000		Eli Lilly & Co., 3.950%, 03/15/2049	30,319	0.0
60,000		General Mills, Inc., 3.700%, 10/17/2023	62,920	0.0
25,000		General Mills, Inc., 4.000%, 04/17/2025	26,593	0.0
30,000		GlaxoSmithKline Capital PLC, 2.875%, 06/01/2022	30,552	0.0

See Accompanying Notes to Financial Statements

9

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
45,000		HCA, Inc., 4.500%, 02/15/2027	48,063	0.0
15,000		HCA, Inc., 5.125%, 06/15/2039	15,629	0.0
22,000		HCA, Inc., 5.250%, 04/15/2025	24,418	0.0
15,000		HCA, Inc., 5.250%, 06/15/2049	15,655	0.0
4,000		HCA, Inc., 5.500%, 06/15/2047	4,275	0.0
30,000		Johnson & Johnson, 4.375%, 12/05/2033	35,268	0.0
70,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	73,512	0.1
5,000		Keurig Dr Pepper, Inc., 4.417%, 05/25/2025	5,360	0.0
90,000	(2)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	92,835	0.1
23,000		Kroger Co/The, 5.150%, 08/01/2043	24,417	0.0
46,000	(2)	Mars, Inc., 3.200%, 04/01/2030	47,812	0.0
30,000	(2)	Mars, Inc., 3.875%, 04/01/2039	31,794	0.0
25,000		Medtronic, Inc., 4.375%, 03/15/2035	28,808	0.0
25,000		Merck & Co., Inc., 4.000%, 03/07/2049	27,797	0.0
40,000		Mylan NV, 3.750%, 12/15/2020	40,378	0.0
35,000		Mylan NV, 3.950%, 06/15/2026	33,805	0.0
60,000		Pfizer, Inc., 3.200%, 09/15/2023	62,439	0.0
50,000		RELX Capital, Inc., 4.000%, 03/18/2029	52,849	0.0
12,000		Reynolds American, Inc., 5.850%, 08/15/2045	12,946	0.0
6,000		Reynolds American, Inc., 6.150%, 09/15/2043	6,545	0.0
60,000		Thermo Fisher Scientific, Inc., 3.150%, 01/15/2023	61,532	0.0
210,000		Unilever Capital Corp., 3.250%, 03/07/2024	218,578	0.1
25,000		UnitedHealth Group, Inc., 4.200%, 01/15/2047	27,339	0.0
			2,537,056	0.7

		Energy: 0.7%
20,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	21,167	0.0
50,000		Apache Corp., 5.250%, 02/01/2042	51,202	0.0
75,000		BP Capital Markets America, Inc., 3.224%, 04/14/2024	77,679	0.0
50,000		BP Capital Markets PLC, 4.742%, 03/11/2021	52,140	0.0
26,000		Canadian Natural Resources Ltd., 4.950%, 06/01/2047	29,648	0.0
25,000		Cenovus Energy, Inc., 3.800%, 09/15/2023	25,730	0.0
25,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	27,077	0.0
25,000		Cimarex Energy Co., 3.900%, 05/15/2027	25,702	0.0
23,000		Cimarex Energy Co., 4.375%, 06/01/2024	24,405	0.0
17,000		Cimarex Energy Co., 4.375%, 03/15/2029	18,057	0.0
78,000		Continental Resources, Inc./OK, 3.800%, 06/01/2024	80,250	0.0
200,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	205,245	0.1
60,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	62,619	0.0
25,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	26,451	0.0
8,000		Enterprise Products Operating LLC, 4.200%, 01/31/2050	8,253	0.0
100,000	(4)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	94,363	0.1
3,000	(4)	Enterprise Products Operating LLC, 5.375%, 02/15/2078	2,795	0.0
75,000		EOG Resources, Inc., 2.625%, 03/15/2023	75,890	0.0
69,000		Exxon Mobil Corp., 2.726%, 03/01/2023	70,497	0.0
75,000		Halliburton Co., 3.500%, 08/01/2023	77,593	0.0
61,000		Husky Energy, Inc., 4.400%, 04/15/2029	64,733	0.0
200,000	(2)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	213,538	0.1
50,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	53,167	0.0
40,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	44,362	0.0
25,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	25,718	0.0
80,000		ONEOK Partners L.P., 3.375%, 10/01/2022	81,287	0.1
42,000		ONEOK, Inc., 6.000%, 06/15/2035	47,823	0.0
200,000	(2)	Petroleos del Peru SA, 4.750%, 06/19/2032	219,260	0.1
200,000		Petroleos Mexicanos, 6.500%, 03/13/2027	197,740	0.1
50,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	53,267	0.0

See Accompanying Notes to Financial Statements

10

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
22,000	(2)	Schlumberger Norge AS, 4.200%, 01/15/2021	22,500	0.0
24,000	(2)	Schlumberger Oilfield UK PLC, 4.200%, 01/15/2021	24,557	0.0
125,000		Shell International Finance BV, 3.250%, 05/11/2025	130,834	0.1
26,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	27,274	0.0
70,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	71,255	0.0
76,000		Western Midstream Operating L.P., 4.000%, 07/01/2022	76,991	0.0
25,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	27,613	0.0
50,000		Williams Partners L.P., 3.600%, 03/15/2022	51,347	0.0
			2,490,029	0.7

		Financial: 1.3%
15,000		American International Group, Inc., 4.500%, 07/16/2044	15,862	0.0
35,000	(4)	Allstate Corp./The, 5.750%, 08/15/2053	36,740	0.0
25,000		American International Group, Inc., 4.750%, 04/01/2048	27,593	0.0
65,000	(2)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	67,549	0.0
100,000	(4)	Bank of America Corp., 3.419%, 12/20/2028	103,064	0.0
60,000	(4)	Bank of America Corp., 3.593%, 07/21/2028	62,581	0.0
20,000		Bank of America Corp., 3.950%, 04/21/2025	20,974	0.0
40,000	(4)	Bank of America Corp., 3.974%, 02/07/2030	42,873	0.0
40,000	(4)	Bank of America Corp., 4.078%, 04/23/2040	42,905	0.0
79,000		Bank of America Corp., 4.125%, 01/22/2024	84,511	0.0
103,000		Bank of America Corp., 4.183%, 11/25/2027	109,351	0.1
130,000	(4)	Bank of America Corp., 4.271%, 07/23/2029	142,029	0.1
40,000	(4)	Bank of America Corp., 5.125%, 12/31/2199	40,300	0.0
50,000	(4)	Bank of Montreal, 3.803%, 12/15/2032	50,750	0.0
80,000	(2)	Barclays Bank PLC, 10.179%, 06/12/2021	90,551	0.0
45,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	50,643	0.0
200,000	(2)	BNP Paribas SA, 3.500%, 03/01/2023	205,798	0.1
206,000	(2)	BPCE SA, 5.700%, 10/22/2023	225,597	0.1
40,000		Capital One Financial Corp., 3.900%, 01/29/2024	42,026	0.0
20,000		Charles Schwab Corp./The, 3.250%, 05/22/2029	20,735	0.0
75,000		Charles Schwab Corp./The, 3.550%, 02/01/2024	79,403	0.0
45,000		Citigroup, Inc., 5.500%, 09/13/2025	50,981	0.0
260,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	277,536	0.1
250,000	(2)	Credit Agricole SA/London, 2.375%, 07/01/2021	250,383	0.1
77,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	79,827	0.0
200,000	(2)	Danske Bank A/S, 2.800%, 03/10/2021	200,325	0.1
42,000		Enstar Group Ltd, 4.950%, 06/01/2029	42,670	0.0
50,000		Essex Portfolio L.P., 3.250%, 05/01/2023	50,949	0.0
18,000		Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	18,987	0.0
22,000	(2)	Fairfax US, Inc., 4.875%, 08/13/2024	23,293	0.0
200,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	197,562	0.1
35,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	37,145	0.0
46,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	52,644	0.0
17,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	22,277	0.0
100,000	(2),(4)	Harborwalk Funding Trust, 5.077%, 02/15/2069	114,562	0.1
81,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	81,205	0.0
75,000	(4)	JPMorgan Chase & Co., 3.207%, 04/01/2023	76,545	0.0
87,000	(4)	JPMorgan Chase & Co., 3.514%, 06/18/2022	88,904	0.0
88,000	(4)	JPMorgan Chase & Co., 3.702%, 05/06/2030	92,823	0.0
70,000	(4)	JPMorgan Chase & Co., 3.797%, 07/23/2024	73,453	0.0
100,000	(4)	JPMorgan Chase & Co., 4.032%, 07/24/2048	106,696	0.0
25,000	(2)	KKR Group Finance Co. VI LLC, 3.750%, 07/01/2029	25,675	0.0
34,000	(2)	Liberty Mutual Group, Inc., 4.500%, 06/15/2049	35,813	0.0
200,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	206,489	0.1

See Accompanying Notes to Financial Statements

11

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
100,000		Morgan Stanley, 4.000%, 07/23/2025	107,135	0.1
40,000	(4)	Morgan Stanley, 4.457%, 04/22/2039	44,098	0.0
70,000		Morgan Stanley, 5.500%, 07/28/2021	74,353	0.0
70,000	(2)	New York Life Global Funding, 2.875%, 04/10/2024	71,596	0.0
150,000		ORIX Corp., 3.250%, 12/04/2024	154,789	0.1
30,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	31,363	0.0
70,000		Royal Bank of Canada, 3.258%, (US0003M + 0.660%), 10/05/2023	69,918	0.0
8,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	8,102	0.0
34,000	(2)	Suncorp-Metway Ltd., 3.300%, 04/15/2024	34,795	0.0
100,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	103,646	0.0
75,000	(4)	Toronto-Dominion Bank, 3.625%, 09/15/2031	76,442	0.0
120,000		Wells Fargo & Co., 3.750%, 01/24/2024	126,197	0.1
48,000		Wells Fargo & Co., 4.750%, 12/07/2046	54,701	0.0
			4,725,714	1.3

		Industrial: 0.2%
39,000		Amphenol Corp., 3.200%, 04/01/2024	39,975	0.0
60,000	(4)	BNSF Funding Trust I, 6.613%, 12/15/2055	66,016	0.0
24,000		Boeing Co/The, 3.500%, 03/01/2039	24,000	0.0
90,000		Caterpillar Financial Services Corp., 3.150%, 09/07/2021	91,793	0.0
57,000		General Electric Co., 4.500%, 03/11/2044	55,544	0.0
28,000		Illinois Tool Works, Inc., 3.375%, 09/15/2021	28,693	0.0
74,000		John Deere Capital Corp., 3.125%, 09/10/2021	75,490	0.0
55,000	(3)	Norfolk Southern Corp., 3.650%, 08/01/2025	58,008	0.0
7,000		Northrop Grumman Corp., 2.930%, 01/15/2025	7,143	0.0
18,000		Parker-Hannifin Corp., 3.250%, 06/14/2029	18,700	0.0
56,000		Rockwell Collins, Inc., 3.200%, 03/15/2024	57,671	0.0
50,000		Roper Technologies, Inc., 3.650%, 09/15/2023	52,094	0.0
115,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	116,861	0.1
41,000		United Parcel Service, Inc., 2.800%, 11/15/2024	41,917	0.0
100,000		United Technologies Corp., 3.650%, 08/16/2023	104,758	0.1
5,000		United Technologies Corp., 5.400%, 05/01/2035	6,056	0.0
8,000		United Technologies Corp., 6.125%, 07/15/2038	10,614	0.0
24,000		WRKCo, Inc., 4.200%, 06/01/2032	24,868	0.0
			880,201	0.2

		Technology: 0.2%
40,000		Analog Devices, Inc., 3.500%, 12/05/2026	40,781	0.0
90,000		Apple, Inc., 3.750%, 09/12/2047	94,331	0.0
60,000	(2)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	64,709	0.0
60,000	(2)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	66,219	0.0
36,000		Fiserv, Inc., 3.200%, 07/01/2026	36,776	0.0
45,000		HP, Inc., 4.050%, 09/15/2022	47,015	0.0
50,000		HP, Inc., 4.300%, 06/01/2021	51,733	0.0
100,000		IBM Credit LLC, 3.000%, 02/06/2023	102,342	0.1
100,000		International Business Machines Corp., 3.300%, 05/15/2026	103,624	0.1
46,000		KLA-Tencor Corp., 4.125%, 11/01/2021	47,631	0.0
80,000		Microsoft Corp., 3.700%, 08/08/2046	86,175	0.0
41,000		Microsoft Corp., 4.450%, 11/03/2045	49,181	0.0
6,000		Oracle Corp., 3.850%, 07/15/2036	6,370	0.0
25,000		Texas Instruments, Inc., 3.875%, 03/15/2039	27,212	0.0
			824,099	0.2

		Utilities: 0.6%
45,000		Alabama Power Co., 5.700%, 02/15/2033	56,238	0.0
36,000		Ameren Corp., 2.700%, 11/15/2020	36,122	0.0
50,000	(2)	American Transmission Systems, Inc., 5.000%, 09/01/2044	58,095	0.0
50,000	(2)	American Transmission Systems, Inc., 5.250%, 01/15/2022	53,302	0.0
47,000		Avangrid, Inc., 3.800%, 06/01/2029	49,252	0.0
35,000		Baltimore Gas & Electric Co., 3.350%, 07/01/2023	36,248	0.0

See Accompanying Notes to Financial Statements

12

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
40,000		Black Hills Corp., 4.250%, 11/30/2023	42,359	0.0
25,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	25,082	0.0
39,000	(2)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	39,612	0.0
25,000		Commonwealth Edison Co., 3.750%, 08/15/2047	25,918	0.0
34,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	34,755	0.0
13,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	15,368	0.0
107,000	(2)	DPL, Inc., 4.350%, 04/15/2029	108,498	0.1
25,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	25,543	0.0
25,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	27,706	0.0
50,000		Duke Energy Progress LLC, 3.450%, 03/15/2029	52,733	0.0
100,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	106,420	0.1
25,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	27,840	0.0
33,000		Entergy Texas, Inc., 4.000%, 03/30/2029	35,600	0.0
57,000		Eversource Energy, 2.900%, 10/01/2024	57,950	0.0
50,000		Exelon Corp., 3.497%, 06/01/2022	51,255	0.0
80,000		FirstEnergy Corp., 2.850%, 07/15/2022	81,062	0.0
33,000		Georgia Power Co., 5.750%, 04/15/2023	36,178	0.0
80,000		Interstate Power & Light Co., 3.250%, 12/01/2024	82,647	0.1
25,000		IPALCO Enterprises, Inc., 3.450%, 07/15/2020	25,162	0.0
50,000	(2)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	53,713	0.0
50,000		LG&E & KU Energy LLC, 3.750%, 11/15/2020	50,738	0.0
12,000	(2)	Metropolitan Edison Co., 4.000%, 04/15/2025	12,575	0.0
25,000		Mississippi Power Co., 3.950%, 03/30/2028	26,261	0.0
25,000		Mississippi Power Co., 4.250%, 03/15/2042	25,205	0.0
43,000	(4)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	42,263	0.0
76,000		NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	78,044	0.0
25,000		NiSource, Inc., 5.950%, 06/15/2041	30,721	0.0
200,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	204,500	0.1
108,000		Public Service Electric & Gas Co., 3.250%, 09/01/2023	112,091	0.1
25,000		San Diego Gas & Electric Co., 3.000%, 08/15/2021	25,323	0.0
50,000		Sempra Energy, 3.800%, 02/01/2038	48,545	0.0
68,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	67,451	0.0
5,000		Southern California Edison Co., 2.400%, 02/01/2022	4,969	0.0
15,000		Southern California Edison Co., 3.875%, 06/01/2021	15,286	0.0
40,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	49,058	0.0
60,000		Tampa Electric Co., 5.400%, 05/15/2021	63,083	0.0
80,000		Union Electric Co., 3.500%, 03/15/2029	84,787	0.1
28,000		Virginia Electric & Power Co., 3.450%, 09/01/2022	28,919	0.0
			2,214,477	0.6

	Total Corporate Bonds/Notes (Cost $16,539,413)		17,175,387	4.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.1%
90,601		Alternative Loan Trust 2004-J7 MI, 3.424%, (US0001M + 1.020%), 10/25/2034	88,741	0.0
82,400		Alternative Loan Trust 2005-10CB 1A1, 2.904%, (US0001M + 0.500%), 05/25/2035	71,194	0.0
66,159		Alternative Loan Trust 2005-51 3A2A, 3.794%, (12MTA + 1.290%), 11/20/2035	64,258	0.0
70,117		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	65,929	0.0
131,597		Alternative Loan Trust 2005-J2 1A12, 2.804%, (US0001M + 0.400%), 04/25/2035	112,542	0.0
21,522		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	16,463	0.0
123,809		Alternative Loan Trust 2006-19CB A12, 2.804%, (US0001M + 0.400%), 08/25/2036	83,045	0.0

See Accompanying Notes to Financial Statements

13

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
100,404		Alternative Loan Trust 2006-HY11 A1, 2.524%, (US0001M + 0.120%), 06/25/2036	95,474	0.0
34,307		Alternative Loan Trust 2007-23CB A3, 2.904%, (US0001M + 0.500%), 09/25/2037	21,005	0.0
166,519		Alternative Loan Trust 2007-2CB 2A1, 3.004%, (US0001M + 0.600%), 03/25/2037	107,318	0.0
50,504	(4)	Bear Stearns ALT-A Trust 2005-7 21A1, 4.496%, 09/25/2035	48,065	0.0
87,439		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.594%, (US0001M + 0.190%), 01/25/2037	85,868	0.0
1,296	(2)	Bellemeade Re Ltd. 2015-1A M2, 6.704%, (US0001M + 4.300%), 07/25/2025	1,298	0.0
99,033	(4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 4.782%, 03/25/2036	94,210	0.0
63,842	(4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.291%, 09/25/2037	62,257	0.0
100,000	(2),(4)	COLT 2018-1 M1 Mortgage Loan Trust, 3.661%, 02/25/2048	100,769	0.0
200,000	(2),(4)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	202,711	0.1
200,000	(2),(4)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	204,491	0.1
45,694		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.670%, (US0001M + 0.280%), 08/19/2045	40,372	0.0
808,097		Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	857,423	0.2
381,004		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	435,063	0.1
184,649		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 6.404%, (US0001M + 4.000%), 05/25/2025	196,915	0.1
200,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.404%, (US0001M + 3.000%), 10/25/2029	208,953	0.1
200,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.254%, (US0001M + 2.850%), 11/25/2029	206,299	0.1
150,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.804%, (US0001M + 2.400%), 05/25/2030	152,615	0.1
100,000		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 5.204%, (US0001M + 2.800%), 02/25/2030	103,056	0.0
250,000		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.604%, (US0001M + 2.200%), 08/25/2030	251,282	0.1
108,307		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	119,100	0.0
325,316		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	350,710	0.1
299,179	(4)	Fannie Mae REMIC Trust 2009-50 HZ, 5.552%, 02/25/2049	326,932	0.1
190,835		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	214,641	0.1
274,874		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	308,322	0.1
148,687		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	164,697	0.1
475,580		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	477,508	0.1
200,530		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	205,875	0.1
548,063		Fannie Mae REMICS 2009-96 DB, 4.000%, 11/25/2029	568,377	0.2
97,169	(2),(4)	Flagstar Mortgage Trust 2018-1 B2, 4.051%, 03/25/2048	101,149	0.0
97,169	(2),(4)	Flagstar Mortgage Trust 2018-1 B3, 4.051%, 03/25/2048	99,121	0.0
737,530		Freddie Mac 326 350, 3.500%, 03/15/2044	777,687	0.2
227,515		Freddie Mac 4634 ZM, 5.000%, 11/15/2056	294,788	0.1
111,536		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	121,964	0.0
139,095		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	155,169	0.1
83,058		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	92,744	0.0
24,655		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	28,041	0.0
63,821		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	68,841	0.0

See Accompanying Notes to Financial Statements

14

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
187,956		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	205,924	0.1
78,327		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	88,109	0.0
69,768	(4),(5)	Freddie Mac REMIC Trust 3524 LA, 5.336%, 03/15/2033	77,213	0.0
76,835		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	86,724	0.0
57,088		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	62,352	0.0
17,228		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	18,725	0.0
323,814		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	333,222	0.1
496,272		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	561,653	0.2
496,272		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	561,885	0.2
497,856		Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	516,666	0.2
40,248		Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	41,517	0.0
1,000,000		Freddie Mac REMICS 4791 MT, 3.500%, 05/15/2044	1,029,901	0.3
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 7.104%, (US0001M + 4.700%), 04/25/2028	111,277	0.0
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 7.954%, (US0001M + 5.550%), 07/25/2028	340,198	0.1
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.754%, (US0001M + 2.350%), 04/25/2030	203,346	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.704%, (US0001M + 2.300%), 09/25/2030	100,496	0.0
882,118		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	867,998	0.2
67,207		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	73,704	0.0
351,038		Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	381,958	0.1
28,602		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	31,619	0.0
61,950		HomeBanc Mortgage Trust 2004-1 2A, 3.264%, (US0001M + 0.860%), 08/25/2029	59,982	0.0
47,304		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.614%, (US0001M + 0.210%), 04/25/2046	44,627	0.0
37,856		Lehman XS Trust Series 2005-5N 1A2, 2.764%, (US0001M + 0.360%), 11/25/2035	36,470	0.0
54,740		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	45,004	0.0
4,315	(2),(4)	OBX 2019-INV1 A3 Trust, 4.500%, 11/25/2048	4,467	0.0
20,751		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	19,209	0.0
200,000	(2),(4)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	200,815	0.1
38,205	(4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.334%, 10/25/2036	35,764	0.0
93,708		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 2.914%, (US0001M + 0.510%), 08/25/2045	94,721	0.0
50,613		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.894%, (US0001M + 0.490%), 10/25/2045	51,166	0.0
40,469	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.910%, 08/25/2046	39,147	0.0
11,120	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.824%, 12/25/2036	11,119	0.0
47,951	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.566%, 04/25/2037	44,107	0.0
92,768	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.597%, 07/25/2037	84,719	0.0
200,058		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 3.464%, (12MTA + 0.960%), 08/25/2046	150,163	0.1
29,086		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.834%, (US0001M + 0.430%), 06/25/2037	23,971	0.0

See Accompanying Notes to Financial Statements

15

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
32,603	(4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 5.222%, 04/25/2036	32,425	0.0
37,075	(4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.785%, 12/28/2037	36,858	0.0

	Total Collateralized Mortgage Obligations (Cost $14,739,948)		15,162,503	4.1

ASSET-BACKED SECURITIES: 1.8%
		Automobile Asset-Backed Securities: 0.2%
100,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	103,787	0.0
100,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	102,790	0.0
100,000		Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	104,247	0.1
150,000		Santander Drive Auto Receivables Trust 2018-4 D, 3.980%, 12/15/2025	155,058	0.1
30,000	(2)	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/2021	29,991	0.0
100,000	(2)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	102,575	0.0
			598,448	0.2

		Home Equity Asset-Backed Securities: 0.1%
299,257	(4)	GSAA Home Equity Trust 2006-4 4A3, 4.193%, 03/25/2036	246,572	0.1
190,818	(4)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	201,872	0.0
			448,444	0.1

		Other Asset-Backed Securities: 1.4%
132,044	(2),(6)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 0), 04/25/2057	132,562	0.0
300,000	(2)	ARES XLVI CLO Ltd. 2017-46A A2, 3.827%, (US0003M + 1.230%), 01/15/2030	292,632	0.1
250,000	(2)	Babson CLO Ltd. 2014-IA BR, 4.792%, (US0003M + 2.200%), 07/20/2025	249,998	0.1
250,000	(2)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 3.792%, (US0003M + 1.200%), 01/20/2031	244,731	0.1
250,000	(2)	BlueMountain CLO 2015-1A BR, 5.097%, (US0003M + 2.500%), 04/13/2027	250,098	0.1
80,000	(2)	Burnham Park Clo Ltd. 2016-1A A, 4.022%, (US0003M + 1.430%), 10/20/2029	80,262	0.0
16,450		Chase Funding Trust Series 2003-5 2A2, 3.004%, (US0001M + 0.600%), 07/25/2033	16,191	0.0
250,000	(2)	Deer Creek Clo Ltd. 2017-1A A, 3.772%, (US0003M + 1.180%), 10/20/2030	249,883	0.1
99,750	(2)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	104,130	0.0
250,000	(2)	Dryden Senior Loan Fund 2017-47A A2, 3.947%, (US0003M + 1.350%), 04/15/2028	248,669	0.1
250,000	(2)	Eaton Vance Clo 2015-1A A2R Ltd., 3.842%, (US0003M + 1.250%), 01/20/2030	244,091	0.0
99,250	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	103,181	0.0
40,137	(2)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	42,374	0.0
282,701	(2)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	297,242	0.1
250,000	(2)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	254,096	0.1
200,000	(2),(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	198,765	0.0
76,945	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	79,478	0.0
100,000	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	101,278	0.0
250,000	(2)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.972%, (US0003M + 1.375%), 07/15/2029	245,431	0.1
130,000	(2)	OHA Loan Funding Ltd. 2015-1A AR, 3.928%, (US0003M + 1.410%), 08/15/2029	130,374	0.0
250,000	(2)	Palmer Square CLO 2015-2A A1BR Ltd., 3.942%, (US0003M + 1.350%), 07/20/2030	248,617	0.1
99,250	(2)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	102,491	0.0

See Accompanying Notes to Financial Statements

16

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
300,000	(2)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	300,129	0.1
170,000	(2)	Symphony CLO Ltd. 2012-9A AR, 4.051%, (US0003M + 1.450%), 10/16/2028	170,245	0.0
99,500	(2)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	105,200	0.0
250,000	(2)	THL Credit Wind River 2016-2A A1R CLO Ltd., 3.769%, (US0003M + 1.190%), 11/01/2031	250,061	0.1
250,000	(2)	THL Credit Wind River 2017-2A A CLO Ltd., 3.822%, (US0003M + 1.230%), 07/20/2030	249,108	0.1
250,000	(2)	Tiaa Clo III Ltd 2017-2A A, 3.751%, (US0003M + 1.150%), 01/16/2031	248,354	0.1
98,500	(2)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	99,188	0.0
98,500	(2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	99,045	0.0
			5,437,904	1.4

		Student Loan Asset-Backed Securities: 0.1%
150,000	(2)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	156,038	0.1
17,173	(2)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	17,405	0.0
38,760	(2)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	39,320	0.0
33,846	(2)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	33,119	0.0
100,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	100,763	0.0
			346,645	0.1

	Total Asset-Backed Securities (Cost $6,742,835)		6,831,441	1.8

SOVEREIGN BONDS: 0.2%
150,000		Argentine Republic Government International Bond, 6.875%, 04/22/2021	132,075	0.1
200,000	(3)	Brazilian Government International Bond, 4.625%, 01/13/2028	210,150	0.1
100,000	(2)	Dominican Republic International Bond, 5.500%, 01/27/2025	106,626	0.0
80,000		Turkey Government International Bond, 7.375%, 02/05/2025	82,800	0.0

	Total Sovereign Bonds (Cost $539,730)		531,651	0.2

U.S. TREASURY OBLIGATIONS: 1.0%
		U.S. Treasury Bonds: 0.7%
670,000	(3)	2.375%, 05/15/2029	692,076	0.2
1,451,200		3.000%, 02/15/2049	1,591,842	0.4
100,000		3.500%, 02/15/2039	118,709	0.1
			2,402,627	0.7

		U.S. Treasury Notes: 0.3%
15,000		1.500%, 07/15/2020	14,932	0.0
40,000		1.750%, 06/15/2022	40,046	0.0
84,000		1.750%, 06/30/2024	83,935	0.0
444,000		2.000%, 05/31/2024	449,038	0.1
25,000		2.125%, 05/31/2021	25,166	0.0
570,000		2.125%, 05/31/2026	579,218	0.2
1,000		2.250%, 04/30/2021	1,008	0.0
4,000		2.375%, 04/30/2026	4,129	0.0
			1,197,472	0.3

	Total U.S. Treasury Obligations (Cost $3,538,732)		3,600,099	1.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.9%
		Federal Home Loan Mortgage Corporation: 0.7%(7)
14,368		2.500%, 05/01/2030	14,492	0.0
16,463		2.500%, 05/01/2030	16,601	0.0
20,812		2.500%, 06/01/2030	20,975	0.0
38,695		3.000%, 03/01/2045	39,356	0.0
36,417		3.000%, 03/01/2045	37,151	0.0
41,878		3.000%, 04/01/2045	42,593	0.0
674,994		3.000%, 10/01/2046	685,278	0.2
465,137		3.000%, 08/01/2048	472,212	0.1
71,370		3.500%, 03/01/2045	74,006	0.0
250,224		4.000%, 12/01/2041	264,125	0.1
57,719		4.000%, 12/01/2042	60,928	0.0
21,006		4.000%, 09/01/2045	21,990	0.0
13,048		4.000%, 09/01/2045	13,660	0.0
13,532		4.000%, 09/01/2045	14,166	0.0
13,900		4.000%, 09/01/2045	14,551	0.0
242,435		4.500%, 08/01/2041	260,653	0.1
513,156		4.500%, 09/01/2041	551,712	0.2
4,857		5.500%, 07/01/2037	5,341	0.0
3,563		6.500%, 12/01/2031	4,067	0.0
			2,613,857	0.7

		Government National Mortgage Association: 0.6%
1,297,000	(8)	3.000%, 08/01/2044	1,322,839	0.4
56,637		4.000%, 11/20/2040	60,009	0.0
128,908		4.000%, 03/20/2046	135,223	0.0
93,695		4.500%, 08/20/2041	99,998	0.0
591,642		4.500%, 09/15/2047	629,474	0.2
48,627	(4)	5.140%, 10/20/2060	49,051	0.0
29,137	(4)	5.310%, 10/20/2060	29,467	0.0
			2,326,061	0.6

		Uniform Mortgage-Backed Security: 1.6%
27,324		2.500%, 05/01/2030	27,538	0.0
39,490		2.500%, 06/01/2030	39,799	0.0
59,361		2.500%, 06/01/2030	59,825	0.0

See Accompanying Notes to Financial Statements

17

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Security: (continued)
21,554		2.500%, 07/01/2030	21,723	0.0
205,201		3.000%, 07/01/2043	208,708	0.1
80,902		3.000%, 09/01/2043	82,282	0.0
332,207		3.000%, 04/01/2045	338,699	0.1
204,074		3.000%, 07/01/2046	208,192	0.1
739,227		3.000%, 12/01/2046	748,735	0.2
249,977		3.000%, 01/01/2047	252,962	0.1
108,338		3.500%, 10/01/2042	112,470	0.0
708,451		3.500%, 08/01/2046	737,172	0.2
904,199		3.500%, 05/01/2049	925,426	0.3
497,927		3.500%, 06/01/2049	509,748	0.1
28,075		4.000%, 07/01/2042	29,617	0.0
188,120		4.000%, 07/01/2042	198,448	0.1
242,190		4.000%, 01/01/2045	258,889	0.1
58,532		4.000%, 06/01/2045	61,325	0.0
402,910		4.000%, 06/01/2049	417,269	0.1
44,538		4.500%, 11/01/2040	47,853	0.0
96,480		4.500%, 10/01/2041	102,126	0.0
30,933		5.000%, 06/01/2033	33,597	0.0
7,933		5.000%, 02/01/2036	8,677	0.0
3,184		5.000%, 07/01/2036	3,472	0.0
79,346		5.000%, 07/01/2037	86,413	0.0
133,050		5.000%, 11/01/2040	144,631	0.1
29,181		5.000%, 05/01/2041	31,652	0.0
59,575		5.000%, 06/01/2041	64,759	0.0
87,030		5.000%, 06/01/2041	94,606	0.0
126,295		5.500%, 12/01/2036	140,120	0.0
3,388		7.000%, 06/01/2029	3,448	0.0
428		7.000%, 10/01/2029	484	0.0
1,455		7.000%, 01/01/2032	1,591	0.0
566		7.000%, 04/01/2032	590	0.0
438		7.000%, 05/01/2032	442	0.0
539		7.500%, 11/01/2029	543	0.0
225		7.500%, 10/01/2030	226	0.0
			6,004,057	1.6

	Total U.S. Government Agency Obligations (Cost $10,753,391)		10,943,975	2.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.2%
70,000	(2)	Bancorp Commercial Mortgage 2018 CRE4 D Trust, 4.494%, (US0001M + 2.100%), 09/15/2035	69,489	0.0
3,000,000	(4),(5)	BANK 2017-BNK8 XB, 0.222%, 11/15/2050	41,129	0.0
998,205	(4),(5)	BANK 2019-BNK16 XA, 1.130%, 02/15/2052	73,509	0.0
50,000		BANK 2019-BNK17 A4, 3.714%, 04/15/2052	54,021	0.0
30,000		BANK 2019-BNK18 A4, 3.584%, 05/15/2062	32,121	0.0
2,180,000	(2),(4),(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	78,525	0.0
100,000	(2)	BDS 2018-FL2 D, 4.944%, (US0001M + 2.550%), 08/15/2035	100,374	0.0
70,000		Benchmark 2019-B11 A5 Mortgage Trust, 3.542%, 05/15/2052	74,811	0.0
999,122	(4),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.215%, 03/15/2052	83,118	0.0
60,000	(4)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.540%, 11/15/2050	63,796	0.0
820,480	(4),(5)	CD 2017-CD4 Mortgage Trust XA, 1.470%, 05/10/2050	62,065	0.0
100,000	(4)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.262%, 11/10/2046	107,531	0.1
978,463	(4),(5)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.146%, 07/10/2049	99,779	0.0
1,327,392	(4),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.262%, 10/12/2050	89,561	0.0
80,000	(4)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.412%, 09/15/2050	82,552	0.0
991,747	(4),(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.065%, 09/15/2050	61,131	0.0
1,476,250	(4),(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.759%, 06/10/2051	74,616	0.0
834,675	(4),(5)	COMM 2012-CR4 XA, 1.915%, 10/15/2045	39,719	0.0
2,380,000	(2),(4),(5)	COMM 2012-CR4 XB, 0.741%, 10/15/2045	45,652	0.0
20,000	(4)	COMM 2016-COR1 C, 4.531%, 10/10/2049	20,833	0.0
1,592,622	(4),(5)	COMM 2016-CR28 XA, 0.742%, 02/10/2049	54,269	0.0
754,547	(4),(5)	COMM 2017-COR2 XA, 1.328%, 09/10/2050	58,581	0.0
110,000		COMM 2018-COR3 A3 Mortgage Trust, 4.228%, 05/10/2051	122,355	0.1
170,000	(4)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	186,034	0.1
62,000		CSAIL 2019-C15 A4 Commercial Mortgage Trust, 4.053%, 03/15/2052	68,258	0.0
130,000	(2),(4)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	121,293	0.1
110,000	(2),(4)	DBJPM 16-C3 Mortgage Trust, 3.633%, 08/10/2049	102,762	0.1
88,121	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.686%, 07/25/2019	19	0.0
655,634	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.425%, 11/25/2019	2,141	0.0
110,000	(2)	GPT 2018-GPP D Mortgage Trust, 4.244%, (US0001M + 1.850%), 06/15/2035	109,251	0.1
100,000	(2)	GS Mortgage Securities Corp. II 2018-RIVR F, 4.494%, (US0001M + 2.100%), 07/15/2035	99,826	0.0

See Accompanying Notes to Financial Statements

18

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
100,000	(2),(4)	GS Mortgage Securities Trust 2010-C2 D, 5.353%, 12/10/2043	103,148	0.1
100,000	(2),(4)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	97,868	0.0
1,202,926	(4),(5)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.360%, 05/10/2045	46,363	0.0
2,291,965	(4),(5)	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.763%, 08/10/2046	50,483	0.0
1,185,480	(4),(5)	GS Mortgage Securities Trust 2014-GC22 XA, 1.144%, 06/10/2047	40,250	0.0
1,919,950	(4),(5)	GS Mortgage Securities Trust 2016-GS4 XA, 0.701%, 11/10/2049	57,463	0.0
855,287	(4),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.191%, 05/10/2050	59,207	0.0
1,228,871	(4),(5)	GS Mortgage Securities Trust 2019-GC38 XA, 1.127%, 02/10/2052	94,197	0.0
110,000	(2),(9)	Hudson Yards 2019-30HY A Mortgage Trust, 3.228%, 06/10/2037	113,291	0.0
1,050,000	(2),(4),(5)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.420%, 12/15/2047	11,675	0.0
100,000	(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	99,798	0.0
1,362,828	(4),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.881%, 12/15/2049	48,601	0.0
100,000	(2),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.372%, 11/15/2045	104,951	0.1
519,011	(4),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.955%, 04/15/2047	12,566	0.0
100,000		JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	110,227	0.1
470,873	(2),(4),(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.900%, 11/15/2038	2,380	0.0
2,350,527	(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.235%, 12/15/2047	76,611	0.0
62,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	65,113	0.0
75,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	66,909	0.0
100,000	(4)	Wells Fargo Commercial Mortgage Trust 2017-C40 C, 4.477%, 10/15/2050	103,687	0.1
80,000		Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	89,149	0.0
400,000	(2)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	353,154	0.1
1,628,003	(2),(4),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.988%, 08/15/2045	72,263	0.0
240,000	(2),(4)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.111%, 06/15/2046	228,345	0.1

	Total Commercial Mortgage-Backed Securities (Cost $4,337,486)		4,386,820	1.2

	Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 0.0%
Total Purchased Options (Cost $8,983)	3,426	0.0

Total Long-Term Investments (Cost $342,245,375)	357,627,578	96.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
		U.S. Treasury Bills: 2.7%
10,060,000	(3),(11)	United States Treasury Bill, 2.080%, 07/23/2019 (Cost $10,047,227)	10,047,249	2.7

		Repurchase Agreements(12): 2.8%
2,438,334	(12)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,438,835, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $2,487,101, due 06/01/46-07/01/49)	2,438,334	0.7

See Accompanying Notes to Financial Statements

19

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements(12): (continued)
2,438,334	(12)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,438,835, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,487,101, due 07/02/19-01/20/63)	2,438,334	0.6
2,438,334	(12)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $2,438,839, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $2,487,112, due 07/05/19-08/16/23)	2,438,334	0.6
641,081	(12)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $641,214, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $653,903, due 07/31/19-06/30/22)	641,081	0.2
2,438,334	(12)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $2,438,837, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,487,101, due 07/18/19-09/09/49)	2,438,334	0.7
			10,394,417	2.8

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
2,260,729	(13)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $2,260,729)	2,260,729	0.6

	Total Short-Term Investments (Cost $22,702,373)		22,702,396	6.1

	Total Investments in Securities (Cost $364,947,748)		$380,329,973	102.1
	Liabilities in Excess of Other Assets		(7,972,915)	(2.1)
	Net Assets		$372,357,058	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2019.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Settlement is on a when-issued or delayed-delivery basis.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2019.
(12)	Represents securities purchased with cash collateral received for securities on loan.
(13)	Rate shown is the 7-day yield as of June 30, 2019.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

20

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Balanced Portfolio, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 9, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 9, 2019